UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

March 31, 2009
 unaudited

Common stocks — 88.63%	Shares	Value (000)

SOFTWARE & SERVICES — 20.59%
Google Inc., Class A1	12,000	$4,177
Yahoo! Inc.[1]	285,000	3,651
Microsoft Corp.	186,800	3,431
Global Payments Inc.	95,000	3,174
SAP AG2	80,300	2,848
MasterCard Inc., Class A	15,000	2,512
Oracle Corp.[1]	125,000	2,259
Wirecard AG1,2	322,500	2,143
Visa Inc., Class A	25,000	1,390
Tencent Holdings Ltd.[2]	151,600	1,126
Autodesk, Inc.[1]	60,000	1,009
United Internet AG2	108,000	900
eBay Inc.[1]	60,000	754
Moneysupermarket.com Group PLC[2]	235,000	147
		29,521

TECHNOLOGY HARDWARE & EQUIPMENT — 11.99%
Apple Inc.[1]	45,000	4,731
Cisco Systems, Inc.[1]	165,000	2,767
Corning Inc.	120,000	1,592
QUALCOMM Inc.	40,000	1,556
Delta Electronics, Inc.[2]	649,500	1,199
EMC Corp.[1]	95,136	1,085
Trimble Navigation Ltd.[1]	70,000	1,070
Logitech International SA1	90,000	925
HOYA CORP.[2]	45,200	895
Avid Technology, Inc.[1]	85,000	777
Advantech Co., Ltd.[2]	430,720	600
		17,197

RETAILING — 6.54%
Amazon.com, Inc.[1]	30,000	2,203
Best Buy Co., Inc.	43,000	1,632
Tractor Supply Co.[1]	45,000	1,623
Bed Bath & Beyond Inc.[1]	65,000	1,609
O’Reilly Automotive, Inc.[1]	40,000	1,400
Lowe’s Companies, Inc.	50,000	913
		9,380

MEDIA — 6.53%
British Sky Broadcasting Group PLC[2]	305,000	1,890
Time Warner Inc.	81,666	1,576
Vivendi SA2	40,000	1,055
Scripps Networks Interactive, Inc., Class A	44,200	995
Daily Mail and General Trust PLC, Class A, nonvoting[2]	280,000	937
Omnicom Group Inc.	40,000	936
Walt Disney Co.	48,000	872
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	600
CTC Media, Inc.[1]	85,000	388
Next Media Ltd.[2]	1,157,000	121
		9,370

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.01%
Teva Pharmaceutical Industries Ltd. (ADR)	122,000	5,496
Vertex Pharmaceuticals Inc.[1]	35,000	1,006
Illumina, Inc.[1]	25,000	931
Richter Gedeon NYRT[2]	5,500	601
UCB SA2	19,654	579
		8,613

BANKS — 4.66%
Banco Bradesco SA, preferred nominative	146,500	1,469
M&T Bank Corp.	22,000	995
Industrial and Commercial Bank of China Ltd., Class H2	1,750,000	910
BOC Hong Kong (Holdings) Ltd.[2]	760,000	778
HSBC Holdings PLC (Hong Kong)[2]	110,000	615
BNP Paribas SA2	11,110	457
Grupo Financiero Banorte, SAB de CV, Series O	280,000	373
Banco Bilbao Vizcaya Argentaria, SA2	45,600	370
Banco Santander, SA2	36,947	254
Siam City Bank PCL[1,2]	1,045,000	219
Mizuho Financial Group, Inc.[2]	75,000	146
Malayan Banking Bhd.[2]	95,625	102
		6,688

HEALTH CARE EQUIPMENT & SERVICES — 4.15%
Inverness Medical Innovations, Inc.[1]	87,000	2,317
American Medical Systems Holdings, Inc.[1]	169,000	1,885
Hologic, Inc.[1]	80,000	1,047
Varian Medical Systems, Inc.[1]	23,200	706
		5,955

COMMERCIAL & PROFESSIONAL SERVICES — 3.69%
Cintas Corp.	85,000	2,101
Randstad Holding NV2	80,000	1,356
Downer EDI Ltd.[2]	327,173	1,016
Monster Worldwide, Inc.[1]	100,000	815
		5,288

TRANSPORTATION — 3.67%
Ryanair Holdings PLC (ADR)[1]	186,400	4,308
Burlington Northern Santa Fe Corp.	15,000	902
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	2,700	49
		5,259

DIVERSIFIED FINANCIALS — 3.16%
Deutsche Bank AG2	55,800	2,266
Credit Suisse Group AG2	32,500	984
American Express Co.	50,000	682
State Street Corp.	19,300	594
		4,526

TELECOMMUNICATION SERVICES — 2.63%
MTN Group Ltd.[2]	100,000	1,114
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	1,031
Philippine Long Distance Telephone Co.[2]	9,100	409
Philippine Long Distance Telephone Co. (ADR)	9,100	402
Singapore Telecommunications Ltd.[2]	342,000	569
LG Telecom Ltd.[2]	38,855	239
		3,764

INSURANCE — 2.31%
Sampo Oyj, Class A2	125,000	1,846
China Life Insurance Co. Ltd., Class H2	398,000	1,310
American International Group, Inc.	150,000	150
		3,306

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.99%
NVIDIA Corp.[1]	145,000	1,430
Broadcom Corp., Class A1	70,000	1,398
Sunplus Technology Co. Ltd.[2]	62,573	29
		2,857

UTILITIES — 1.97%
Xinao Gas Holdings Ltd.[2]	2,610,000	2,627
Veolia Environnement[2]	9,700	202
		2,829

CONSUMER DURABLES & APPAREL — 1.66%
China Dongxiang (Group) Co., Ltd.[2]	3,760,000	1,383
GEOX SpA[2]	105,050	655
Burberry Group PLC[2]	84,000	336
		2,374

ENERGY — 1.56%
FMC Technologies, Inc.[1]	40,000	1,255
Schlumberger Ltd.	24,200	983
		2,238

CAPITAL GOODS — 1.02%
Max India Ltd.[1,2]	483,164	935
Wolseley PLC[1,2]	160,000	529
		1,464

CONSUMER SERVICES — 0.65%
OPAP (Greek Organization of Football Prognostics) SA2	18,490	488
Las Vegas Sands Corp.[1]	150,000	451
		939

FOOD & STAPLES RETAILING — 0.19%
Wal-Mart de México, SAB de CV, Series V	118,600	277

REAL ESTATE — 0.10%
AEON Mall Co., Ltd.[2]	11,000	141

MISCELLANEOUS — 3.56%
Other common stocks in initial period of acquisition		5,098

Total common stocks (cost: $189,439,000)		127,084

		Value
Rights & warrants — 0.07%		(000)

MISCELLANEOUS — 0.07%
Other rights & warrants in initial period of acquisition		$99

Total rights & warrants (cost: $0)		99

Convertible securities — 0.89%

MISCELLANEOUS — 0.89%
Other convertible securities in initial period of acquisition		1,273

Total convertible securities (cost: $2,121,000)		1,273

	Principal amount
Short-term securities — 9.94%	(000)

Freddie Mac 0.23%–0.30% due 5/4–5/12/2009	$2,250	2,249
Federal Home Loan Bank 0.20%–0.28% due 4/17–5/15/2009	1,768	1,767
Société Générale North America, Inc. 0.30% due 4/7/2009	900	900
Barton Capital LLC 0.37% due 4/20/2009[3]	450	450
NetJets Inc. 0.28% due 4/8/2009[3]	1,100	1,100
Fannie Mae 0.39% due 5/20/2009	1,007	1,007
Private Export Funding Corp. 0.31% due 4/13/2009[3]	1,000	1,000
Canada Bills 0.25% due 4/30/2009	1,000	1,000
Procter & Gamble International Funding S.C.A. 0.31% due 5/19/2009[3]	1,000	999
Wells Fargo & Co. 0.25% due 4/15/2009	850	850
Abbott Laboratories 0.20% due 4/14/2009[3]	800	800
Rabobank USA Financial Corp. 0.20% due 5/4/2009	750	750
Thunder Bay Funding, LLC 0.40% due 5/1/2009[3]	500	500
Hewlett-Packard Co. 0.35% due 4/2/2009[3]	489	489
Johnson & Johnson 0.30% due 4/6/2009[3]	400	400

Total short-term securities (cost: $14,261,000)		14,261

Total investment securities (cost: $205,821,000)		142,717
Other assets less liabilities		677

Net assets		$143,394

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $39,824,000, which represented 27.77% of the net assets of the fund.

[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,738,000, which represented 4.00% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$88,632
Level 2 — Other significant observable inputs	52,828	*
Level 3 — Significant unobservable inputs	1,257
Total	$142,717

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $38,554,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$—
Net purchases	1,900
Net unrealized depreciation	(643)
Ending value at 3/31/2009	$1,257

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(643)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,449
Gross unrealized depreciation on investment securities	(67,615)
Net unrealized depreciation on investment securities	(63,166)
Cost of investment securities for federal income tax purposes	205,883

Global Growth Fund
Investment portfolio

March 31, 2009
 unaudited

Common stocks — 87.00%	Shares	Value (000)

INFORMATION TECHNOLOGY — 17.95%
Samsung Electronics Co., Ltd.[1]	229,060	$95,359
Microsoft Corp.	4,095,000	75,225
Cisco Systems, Inc.[2]	2,721,500	45,640
Yahoo! Inc.[2]	3,462,200	44,351
Google Inc., Class A2	111,200	38,704
Oracle Corp.[2]	2,050,000	37,043
STMicroelectronics NV1	5,954,000	29,856
SAP AG1	510,300	18,096
SAP AG (ADR)	200,000	7,058
Applied Materials, Inc.	2,301,000	24,736
Hewlett-Packard Co.	700,000	22,442
Nokia Corp.[1]	1,400,000	16,367
Nokia Corp. (ADR)	500,000	5,835
ASML Holding NV (New York registered)	1,031,044	18,054
ASML Holding NV1	111,111	1,964
Murata Manufacturing Co., Ltd.[1]	480,600	18,588
Intel Corp.	1,200,000	18,060
Texas Instruments Inc.	1,050,000	17,335
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	6,767,214	10,308
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	497,653	4,454
Canon, Inc.[1]	379,000	11,059
HTC Corp.[1]	806,000	9,982
Altera Corp.	550,000	9,652
Apple Inc.[2]	90,000	9,461
Infosys Technologies Ltd.[1]	360,000	9,423
KLA-Tencor Corp.	412,921	8,258
Hon Hai Precision Industry Co., Ltd.[1]	3,476,095	7,889
Agilent Technologies, Inc.[2]	350,000	5,379
EMC Corp.[2]	410,500	4,680
Venture Corp. Ltd.[1]	1,300,000	4,309
Tyco Electronics Ltd.	366,250	4,043
LDH Corp.[1,2]	64,000	3,881
		637,491

CONSUMER STAPLES — 10.42%
Anheuser-Busch InBev NV1	1,845,024	50,875
Unilever NV, depository receipts[1]	1,988,000	39,245
Avon Products, Inc.	1,695,800	32,610
Diageo PLC[1]	1,965,000	22,155
Philip Morris International Inc.	500,000	17,790
Beiersdorf AG1	386,500	17,355
Pernod Ricard Co.[1]	299,750	16,730
Coca-Cola Co.	360,000	15,822
British American Tobacco PLC[1]	664,500	15,364
C&C Group PLC[1]	8,000,000	13,795
Nestlé SA1	400,000	13,517
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	11,747
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	1,699
Procter & Gamble Co.	250,000	11,773
L’Oréal SA1	166,303	11,451
METRO AG1	330,608	10,912
Woolworths Ltd.[1]	608,483	10,618
PepsiCo, Inc.	200,000	10,296
Tesco PLC[1]	2,100,000	10,035
SABMiller PLC[1]	600,000	8,933
Kimberly-Clark de México, SAB de CV, Class A	2,300,000	7,460
Groupe Danone SA1	145,000	7,068
Cosan Ltd., Class A2	2,600,000	6,370
Wal-Mart de México, SAB de CV, Series V (ADR)[1,2]	200,000	4,677
Altria Group, Inc.	125,000	2,003
		370,300

HEALTH CARE — 10.33%
Novo Nordisk A/S, Class B1	1,455,200	69,738
Roche Holding AG1	393,500	53,935
UCB SA1	1,575,677	46,409
Hospira, Inc.[2]	630,000	19,442
Merck & Co., Inc.	679,600	18,179
Sonic Healthcare Ltd.[1]	2,276,483	17,572
Bayer AG, non-registered shares[1]	349,300	16,710
Baxter International Inc.	310,000	15,878
UnitedHealth Group Inc.	725,500	15,185
Pharmaceutical Product Development, Inc.	544,350	12,912
Smith & Nephew PLC[1]	2,052,000	12,665
Aetna Inc.	500,000	12,165
Stryker Corp.	355,000	12,084
Shire Ltd. (ADR)	250,000	8,985
Intuitive Surgical, Inc.[2]	92,500	8,821
Pfizer Inc	600,000	8,172
Nobel Biocare Holding AG1	470,570	8,022
RHÖN-KLINIKUM AG, non-registered shares[1]	301,600	5,603
Novartis AG1	120,000	4,522
		366,999

CONSUMER DISCRETIONARY — 10.03%
Honda Motor Co., Ltd.[1]	1,958,800	46,884
Toyota Motor Corp.[1]	1,452,900	46,615
News Corp., Class A	3,883,407	25,708
Virgin Media Inc.[2]	4,860,000	23,328
OPAP (Greek Organization of Football Prognostics) SA1	771,800	20,366
Esprit Holdings Ltd.[1]	3,600,500	18,587
Yue Yuen Industrial (Holdings) Ltd.[1]	7,700,000	17,671
GOME Electrical Appliances Holding Ltd.[1]	154,457,000	15,545
Home Depot, Inc.	600,000	14,136
H & M Hennes & Mauritz AB, Class B1	376,000	14,088
McDonald’s Corp.	250,000	13,643
adidas AG1	327,000	10,891
Carphone Warehouse Group PLC[1]	5,625,000	10,118
Best Buy Co., Inc.	235,000	8,921
Target Corp.	250,000	8,598
Lagardère Groupe SCA[1]	300,000	8,395
NIKE, Inc., Class B	160,000	7,502
Burberry Group PLC[1]	1,870,000	7,485
Harman International Industries, Inc.	440,000	5,953
Suzuki Motor Corp.[1]	313,000	5,239
Aristocrat Leisure Ltd.[1]	2,178,931	5,155
Carnival Corp., units	225,000	4,860
Kesa Electricals PLC[1]	3,210,000	4,339
Nikon Corp.[1]	301,000	3,443
Bosideng International Holdings Ltd.[1]	34,044,000	2,417
Time Warner Inc.	100,000	1,930
Garmin Ltd.	89,500	1,898
Multi Screen Media Private Ltd.[1,2,3]	16,148	1,304
Liberty Media Corp., Liberty Interactive, Series A2	449,032	1,302
		356,321

TELECOMMUNICATION SERVICES — 8.77%
Telefónica, SA1	3,787,799	75,542
Koninklijke KPN NV1	5,010,830	66,915
América Móvil, SAB de CV, Series L (ADR)	1,807,000	48,934
América Móvil, SAB de CV, Series L	3,350,000	4,569
Qwest Communications International Inc.	7,000,000	23,940
Vodafone Group PLC[1]	12,887,250	22,480
Telekom Austria AG, non-registered shares[1]	1,445,200	21,809
AT&T Inc.	800,000	20,160
SOFTBANK CORP.[1]	1,324,800	16,926
OJSC Mobile TeleSystems (ADR)	211,856	6,339
Telecom Italia SpA, nonvoting[1]	3,789,855	3,859
		311,473

FINANCIALS — 7.03%
Macquarie Group Ltd.[1]	1,612,953	30,478
Allianz SE1	342,000	28,770
JPMorgan Chase & Co.	900,000	23,922
China Life Insurance Co. Ltd., Class H1	7,034,000	23,143
Prudential PLC[1]	4,085,000	19,655
Royal Bank of Scotland Group PLC[1,2]	37,700,000	13,392
AXA SA1	1,088,000	13,192
Banco Santander, SA1	1,860,148	12,771
Berkshire Hathaway Inc., Class A2	140	12,138
Sun Hung Kai Properties Ltd.[1]	1,200,000	10,750
Industrial and Commercial Bank of China Ltd., Class H1	19,500,000	10,144
ACE Ltd.	190,000	7,676
Wells Fargo & Co.	500,000	7,120
Bumiputra-Commerce Holdings Bhd.[1]	3,750,000	7,082
Mizuho Financial Group, Inc.[1]	3,000,000	5,842
HSBC Holdings PLC (United Kingdom)[1]	1,000,000	5,652
Türkiye Is Bankasi AS, Class C1	2,405,000	5,427
Singapore Exchange Ltd.[1]	1,303,000	4,373
Bank of Nova Scotia	140,000	3,446
Erste Bank der oesterreichischen Sparkassen AG1	149,813	2,559
Ayala Land, Inc.[1]	19,300,000	2,289
		249,821

ENERGY — 5.93%
TOTAL SA1	890,000	44,077
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	700,000	21,329
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	560,000	13,720
Reliance Industries Ltd.[1]	938,000	28,134
Royal Dutch Shell PLC, Class B1	574,666	12,577
Royal Dutch Shell PLC, Class B (ADR)	233,643	10,189
Chevron Corp.	300,000	20,172
Tenaris SA (ADR)	640,000	12,909
Canadian Natural Resources, Ltd.	280,700	10,875
Suncor Energy Inc.	477,000	10,633
Imperial Oil Ltd.	257,928	9,358
StatoilHydro ASA[1]	366,435	6,391
Eni SpA[1]	300,000	5,768
OAO Gazprom (ADR)[1]	300,000	4,407
		210,539

INDUSTRIALS — 5.80%
Deutsche Post AG1	3,433,700	36,918
KBR, Inc.	1,713,000	23,657
First Solar, Inc.[2]	160,000	21,232
United Technologies Corp.	492,000	21,146
China Railway Construction Corp. Ltd., Class H1,2	13,687,500	17,879
Vestas Wind Systems A/S1,2	357,370	15,768
Tyco International Ltd.	466,250	9,120
Siemens AG1	146,057	8,352
Ryanair Holdings PLC (ADR)[2]	313,100	7,236
FANUC LTD[1]	100,000	6,856
Schneider Electric SA1	100,000	6,630
European Aeronautic Defence and Space Co. EADS NV1	500,000	5,809
Michael Page International PLC[1]	1,995,000	5,235
ABB Ltd[1,2]	355,000	4,945
Macquarie Infrastructure Group[1]	4,000,000	4,101
United Parcel Service, Inc., Class B	75,000	3,692
Finmeccanica SpA[1]	235,000	2,920
Randstad Holding NV1	172,000	2,915
Alstom SA1	30,066	1,554
		205,965

MATERIALS — 5.61%
Sigma-Aldrich Corp.	659,649	24,928
Xstrata PLC[1]	3,044,400	20,282
Sociedad Quimica y Minera de Chile SA, Class B (ADR)	750,992	19,946
Cia. Vale do Rio Doce, ordinary nominative (ADR)	1,000,000	13,300
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	580,000	6,542
Alcoa Inc.	2,525,000	18,534
Aquarius Platinum Ltd.[1]	5,675,000	16,501
Akzo Nobel NV1	378,600	14,325
Potash Corp. of Saskatchewan Inc.	151,000	12,202
Rio Tinto PLC[1]	350,000	11,702
First Quantum Minerals Ltd.	319,200	8,976
Shin-Etsu Chemical Co., Ltd.[1]	160,000	7,856
Weyerhaeuser Co.	200,000	5,514
Praxair, Inc.	75,000	5,047
Nitto Denko Corp.[1]	200,000	4,108
Central African Mining & Exploration Co. PLC[1,2]	57,039,626	3,928
Holcim Ltd.[1]	100,000	3,550
OAO Severstal (GDR)[1]	574,600	1,866
		199,107

UTILITIES — 3.68%
GDF Suez[1]	1,100,000	37,766
CLP Holdings Ltd.[1]	3,740,000	25,700
RWE AG1	317,500	22,290
Public Power Corp. SA1	926,700	16,821
Veolia Environnement[1]	683,463	14,222
Fortum Oyj[1]	407,462	7,745
E.ON AG1	218,400	6,071
		130,615

MISCELLANEOUS — 1.45%
Other common stocks in initial period of acquisition		51,692

Total common stocks (cost: $4,027,179,000)		3,090,323

Preferred stocks — 0.17%

FINANCIALS — 0.17%
SMFG Capital USD 3 Ltd. 9.50%[4,5]	6,960,000	5,641
SMFG Capital USD 2 Ltd. 8.75% noncumulative[4]	400,000	315

Total preferred stocks (cost: $6,891,000)		5,956

Rights & warrants — 0.02%

MISCELLANEOUS — 0.02%
Other rights & warrants in initial period of acquisition		842

Total rights & warrants (cost: $0)		842

	Principal amount
Short-term securities — 13.04%	(000)

Freddie Mac 0.22%–0.58% due 4/20–8/24/2009	$148,200	148,030
Fannie Mae 0.27%–0.52% due 4/15–7/29/2009	78,500	78,446
U.S. Treasury Bills 0.23%–0.335% due 5/28–7/30/2009	72,500	72,460
Federal Home Loan Bank 0.26%–0.40% due 4/17–7/2/2009	32,800	32,786
Shell International Finance BV 0.40% due 4/30/2009[4]	27,100	27,089
Export Development Canada 1.05% due 5/8/2009	20,000	19,990
Hewlett-Packard Co. 0.35% due 4/3/2009[4]	17,400	17,399
Société Générale North America, Inc. 0.19% due 4/1/2009	12,100	12,100
Unilever Capital Corp. 0.40%–0.80% due 4/13–4/21/2009[4]	12,000	11,997
BP Capital Markets PLC 0.85% due 4/8/2009[4]	10,750	10,749
KfW 0.17% due 5/11/2009[4]	8,100	8,098
Coca-Cola Co. 0.30% due 4/22/2009[4]	7,900	7,897
International Bank for Reconstruction and Development 0.50% due 9/15/2009	6,000	5,985
BASF AG 0.75% due 4/7/2009[4]	5,300	5,299
Park Avenue Receivables Co., LLC 0.40% due 4/2/2009[4]	5,000	5,000

Total short-term securities (cost: $463,274,000)		463,325

Total investment securities (cost: $4,497,344,000)		3,560,446
Other assets less liabilities		(8,302)

Net assets		$3,552,144

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,854,459,000, which represented 52.21% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $99,484,000, which represented 2.80% of the net assets of the fund.

[5]	Coupon rate may change periodically.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the three months ended March 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Value of affiliate e at 3/31/09 (000)

AMG Advanced Metallurgical Group NV*	1,600,800	—	1,600,800	—	—	—

*Unaffiliated issuer at 3/31/2009.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$1,236,704
Level 2 — Other significant observable inputs	2,303,012	*
Level 3 — Significant unobservable inputs	20,730
Total	$3,560,446

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,829,053,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 1/1/2009	$23,544
Net unrealized depreciation	(2,814)
Ending value at 3/31/2009	$20,730

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(2,814)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$202,853
Gross unrealized depreciation on investment securities	(1,141,954)
Net unrealized depreciation on investment securities	(939,101)
Cost of investment securities for federal income tax purposes	4,499,547

Global Small Capitalization Fund
Investment portfolio

March 31, 2009
 unaudited

Common stocks — 81.42%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.54%
Semtech Corp.[1]	1,820,000	$24,297
Kingboard Chemical Holdings Ltd.[2]	11,482,000	23,860
Intersil Corp., Class A	1,525,000	17,538
Hittite Microwave Corp.[1]	525,000	16,380
Global Unichip Corp.[2]	3,439,956	15,170
Novell, Inc.[1]	3,358,800	14,308
VTech Holdings Ltd.[2]	3,600,000	14,019
IAC/InterActiveCorp[1]	900,000	13,707
Ultimate Software Group, Inc.[1]	720,000	12,427
SkillSoft PLC (ADR)[1]	1,550,000	10,370
AAC Acoustic Technologies Holdings Inc.[1,2]	21,441,000	10,096
Global Payments Inc.	267,000	8,920
Red Hat, Inc.[1]	437,656	7,808
Autodesk, Inc.[1]	460,000	7,733
ACI Worldwide, Inc.[1]	357,000	6,694
DTS, Inc.[1]	267,895	6,446
FormFactor, Inc.[1]	350,000	6,307
Perfect World Co., Ltd., Class B (ADR)[1]	445,000	6,252
Delta Electronics (Thailand) PCL[2]	23,250,000	6,042
Konica Minolta Holdings, Inc.[2]	690,500	5,990
KLA-Tencor Corp.	290,000	5,800
Wistron Corp.[2]	5,290,000	5,732
Verifone Holdings, Inc.[1]	775,000	5,270
Halma PLC[2]	2,182,500	5,161
Mentor Graphics Corp.[1]	1,155,000	5,128
OBIC Co., Ltd.[2]	40,030	5,019
SuccessFactors, Inc.[1]	574,300	4,382
TIBCO Software Inc.[1]	740,800	4,348
Infotech Enterprises Ltd.[2]	2,585,988	4,338
Kingboard Laminates Holdings Ltd.[2]	15,393,509	4,279
Hana Microelectronics PCL[2]	11,370,000	3,240
austriamicrosystems AG, non-registered shares[2]	384,868	3,142
Renishaw PLC[2]	842,000	2,994
OnMobile Global Ltd.[1,2]	470,000	2,964
DemandTec, Inc.[1]	335,000	2,931
Spectris PLC[2]	340,000	1,960
Varian Semiconductor Equipment Associates, Inc.[1]	90,000	1,949
Wincor Nixdorf AG2	40,000	1,813
Veeco Instruments Inc.[1]	250,000	1,668
Delta Networks, Inc.[2]	7,000,000	1,587
Logitech International SA1	150,000	1,542
Redington (India) Ltd.[2]	587,671	1,276
Ono Sokki Co., Ltd.[2]	287,000	955
Stratasys, Inc.[1]	78,400	648
CallWave, Inc.[1]	695,638	605
Kaboose Inc.[1]	1,500,000	511
DFI, Inc.[2]	421,435	449
Monotype Imaging Holdings Inc.[1]	116,200	435
HSW International, Inc.[1,3]	1,902,173	314
HSW International, Inc.[1,2,3]	674,303	78
		314,882

HEALTH CARE — 14.84%
Myriad Genetics, Inc.[1]	675,200	30,701
Illumina, Inc.[1]	813,500	30,295
Volcano Corp.[1]	2,020,478	29,398
NuVasive, Inc.[1]	778,700	24,436
Masimo Corp.[1]	780,000	22,604
Inverness Medical Innovations, Inc.[1]	752,500	20,039
Applera Corp., Celera Corp.[1]	1,557,500	11,884
Cochlear Ltd.[2]	308,079	10,748
CardioNet, Inc.[1]	381,400	10,702
Nakanishi Inc.[2]	188,900	10,670
ResMed Inc[1]	300,000	10,602
Millipore Corp.[1]	175,000	10,047
OJSC Pharmstandard (GDR)[1,2]	946,865	9,095
Integra LifeSciences Holdings Corp.[1]	325,000	8,037
EGIS Nyrt.[2]	160,798	7,926
Greatbatch, Inc.[1]	405,200	7,841
DiaSorin SpA[2]	262,800	5,861
Laboratorios Almirall, SA2	561,400	4,856
Haemonetics Corp.[1]	78,400	4,318
Sonic Healthcare Ltd.[2]	432,860	3,341
American Medical Systems Holdings, Inc.[1]	299,596	3,340
Array BioPharma Inc.[1]	1,115,000	2,944
ABIOMED, Inc.[1]	546,900	2,680
ArthroCare Corp.[1]	470,000	2,303
Invacare Corp.	140,000	2,244
AS ONE Corp.[2]	126,500	2,063
Beckman Coulter, Inc.	38,300	1,954
ZOLL Medical Corp.[1]	136,000	1,953
Hologic, Inc.[1]	140,000	1,833
Mindray Medical International Ltd., Class A (ADR)	85,518	1,583
Laboratorios Farmacéuticos ROVI, SA2	255,000	1,420
Gerresheimer AG, non-registered shares[2]	40,345	737
QRxPharma Ltd.[1,2]	3,000,000	625
Ipca Laboratories Ltd.[2]	95,000	620
WuXi PharmaTech (Cayman) Inc. (ADR)[1]	69,500	315
A&D Pharma Holdings NV (GDR)[1,2]	232,200	246
Ondine Biopharma Corp.[1,3,4]	2,620,000	187
Ondine Biopharma Corp.[1,4]	400,000	28
Ondine Biopharma Corp. (GBP denominated)[1,2,3,4]	490,000	21
Arpida Ltd.[1,2]	369,967	198
AtriCure, Inc.[1]	90,553	116
		300,811

CONSUMER DISCRETIONARY — 13.15%
Jumbo SA2,4	7,800,170	59,118
Fourlis[2,4]	2,804,285	25,763
Lions Gate Entertainment Corp.[1]	2,750,000	13,888
Parkson Retail Group Ltd.[2]	12,215,500	12,518
priceline.com Inc.[1]	150,000	11,817
Blue Nile, Inc.[1]	300,400	9,057
Café de Coral Holdings Ltd.[2]	3,800,000	7,463
GEOX SpA[2]	1,145,750	7,146
Integrated Distribution Services Group Ltd.[2]	6,161,000	7,134
Xinyi Glass Holdings Ltd.[2]	15,966,000	7,089
Pantaloon Retail (India) Ltd.[2]	2,006,290	6,451
Pantaloon Retail (India) Ltd., Class B2	200,000	461
Marvel Entertainment, Inc.[1]	250,000	6,638
Rightmove PLC[2]	1,582,552	5,925
Royal Caribbean Cruises Ltd.	725,000	5,807
Chipotle Mexican Grill, Inc., Class A1	86,689	5,754
Central European Media Enterprises Ltd., Class A1	500,000	5,730
Tiffany & Co.	252,900	5,453
Harman International Industries, Inc.	375,000	5,074
CTC Media, Inc.[1]	1,100,000	5,016
Las Vegas Sands Corp.[1]	1,500,000	4,515
Cheil Worldwide Inc.[2]	37,100	4,470
Parkson Holdings Bhd.[2]	3,850,000	3,990
Live Nation, Inc.[1]	1,450,000	3,872
Rambler Media Ltd.[1,2,4]	924,894	3,422
Life Time Fitness, Inc.[1]	265,000	3,328
Raffles Education Corp. Ltd.[2]	13,200,000	3,257
Ekornes ASA[2]	293,100	2,836
Titan Industries Ltd.[2]	166,700	2,570
Gafisa SA, ordinary nominative	500,000	2,529
Schibsted ASA[2]	399,093	2,328
Billabong International Ltd.[2]	380,000	2,250
Pou Sheng International (Holdings) Ltd.[1,2]	19,175,000	2,005
OSIM International Ltd[1,2,4]	35,346,667	1,974
Timberland Co., Class A1	150,000	1,791
USS Co., Ltd.[2]	37,800	1,663
American Axle & Manufacturing Holdings, Inc.	1,260,000	1,663
Bloomsbury Publishing PLC[2]	625,000	1,012
Ten Alps PLC[1,2]	2,600,000	977
Beter Bed Holding NV2	82,500	824
Phorm, Inc.[1,2]	125,000	788
Kuoni Reisen Holding AG, Class B2	2,612	632
Gaming VC Holdings SA2	200,000	540
Mobile Travel Guide, Inc.[1,2,3]	219,739	36
CEC Unet PLC[1,2]	14,911,148	—
		266,574

INDUSTRIALS — 12.59%
Flowserve Corp.	225,000	12,627
Monster Worldwide, Inc.[1]	1,500,000	12,225
MSC Industrial Direct Co., Inc., Class A	388,400	12,068
International Container Terminal Services, Inc.[2]	47,285,000	11,810
TrueBlue, Inc.[1]	1,297,000	10,700
Intertek Group PLC[2]	830,000	10,527
Pfeiffer Vacuum Technology AG, non-registered shares[2]	168,000	9,924
John Bean Technologies Corp.	714,689	7,476
Michael Page International PLC[2]	2,620,000	6,876
Container Corp. of India Ltd.[2]	481,526	6,859
Downer EDI Ltd.[2]	2,090,000	6,489
Kurita Water Industries Ltd.[2]	330,000	6,351
Herman Miller, Inc.	585,000	6,236
Société BIC SA2	120,000	5,883
Aboitiz Equity Ventures, Inc.[2]	48,700,000	5,668
Koninklijke BAM Groep NV2	602,000	5,349
Navigant Consulting, Inc.[1]	400,000	5,228
Prysmian SpA[2]	525,000	5,220
CoStar Group, Inc.[1]	160,000	4,840
Charter International PLC[2]	710,000	4,642
Dalian Port (PDA) Co. Ltd., Class H2	13,700,000	4,418
JVM Co., Ltd.[1,2,4]	411,500	4,302
ALL — América Latina Logística SA, units	1,000,000	4,290
Hopewell Highway Infrastructure Ltd.[2]	7,547,800	4,256
S&T Holdings Co. Ltd.[2]	580,200	3,993
Jain Irrigation Systems Ltd.[2]	525,000	3,540
Lonrho PLC[1,2]	33,607,000	3,490
J&P-AVAX SA2	1,405,926	3,414
Hays PLC[2]	3,180,000	3,302
Horizon North Logistics Inc.[1,4]	5,700,000	3,161
Bradken Ltd.[2]	2,532,149	2,924
Uponor Oyj[2]	303,000	2,821
DCC PLC[2]	175,000	2,648
Beacon Roofing Supply, Inc.[1]	194,600	2,606
SIA Engineering Co. Ltd.[2]	1,929,000	2,380
BELIMO Holding AG2	3,450	2,330
Ellaktor SA2	460,000	2,321
BayWa AG2	100,733	2,305
Danieli & C. Officine Meccaniche SpA, nonconvertible shares[2]	400,000	2,231
Mine Safety Appliances Co.	110,000	2,202
PRONEXUS INC.[2]	318,000	2,151
Goodpack Ltd.[2]	4,940,000	2,144
Houston Wire & Cable Co.	267,600	2,074
United Stationers Inc.[1]	70,000	1,966
Heidelberger Druckmaschinen AG2	393,000	1,899
Seco Tools AB, Class B2	275,000	1,879
Indutrade AB2	168,000	1,719
S1 Corp.[2]	50,000	1,692
Frigoglass SAIC[2]	408,473	1,649
CRA International, Inc.[1]	86,859	1,640
Watsco, Inc.	48,000	1,633
De La Rue PLC[2]	112,179	1,560
Geberit AG2	16,500	1,478
GfK AG2	62,500	1,475
Kaba Holding AG2	9,500	1,458
Permasteelisa SpA[2]	120,000	1,350
Landstar System, Inc.	40,000	1,339
Trakya Cam Sanayii AS1,2	2,366,730	1,298
LECG Corp.[1]	500,000	1,270
Sintex Industries Ltd.[2]	429,100	837
Advisory Board Co.[1]	38,000	630
G-Shank Enterprise Co., Ltd.[2]	1,339,745	591
TK Corp.[1,2]	15,750	340
Northgate PLC[2]	334,246	312
Hyunjin Materials Co., Ltd.[1,2]	12,736	309
American Shipping Co. ASA[1,2]	188,000	203
Aker Philadelphia Shipyard ASA[2,3]	110,800	148
Aalberts Industries NV2	11,816	64
		255,040

MATERIALS — 5.71%
European Goldfields Ltd.[1,2]	4,691,100	12,572
KazakhGold Group Ltd. (GDR)[1,2,5]	1,500,000	9,998
KazakhGold Group Ltd. (GDR)[1,2]	164,402	1,096
Calgon Carbon Corp.[1]	705,000	9,990
Allied Gold Ltd.[1,2,4]	26,040,274	8,327
Allied Gold Ltd. (GBP denominated)[1,2,4]	3,800,000	1,071
Jaguar Mining Inc.[1,3]	952,500	5,636
Jaguar Mining Inc.[1]	435,000	2,574
Rusoro Mining Ltd.[1,3]	14,011,765	6,105
Rusoro Mining Ltd.[1]	1,666,667	726
African Minerals Ltd.[1,2,4]	6,905,000	4,281
African Minerals Ltd.[1,2,3,4]	2,480,000	1,538
Mineral Deposits Ltd. (CAD denominated)[1,2]	5,100,000	2,265
Mineral Deposits Ltd.[1,2]	4,731,343	2,206
Prism Cement Ltd.[2]	9,500,000	4,272
Eastern Platinum Ltd.[1]	12,650,000	4,058
FUCHS PETROLUB AG2	91,000	3,646
Central African Mining & Exploration Co. PLC[1,2]	49,705,000	3,423
Gold Wheaton Gold Corp.[1,3]	15,000,000	2,971
Sika AG, non-registered shares[2]	3,900	2,892
Peter Hambro Mining PLC[2]	375,000	2,482
J.K. Cement Ltd.[2]	2,923,000	2,305
Oxus Gold PLC[1,2]	18,084,300	2,264
Kenmare Resources PLC[1,2]	19,842,759	2,247
Northern Iron Ltd.[1,2]	2,913,549	2,174
Lynas Corp. Ltd.[1,2]	15,117,916	2,088
Anadolu Cam Sanayii AS1,2	2,972,448	1,973
Kansai Paint Co., Ltd.[2]	285,000	1,600
Ambuja Cements Ltd.[2]	855,000	1,193
Polo Resources Ltd.[1,2]	22,823,700	1,177
Banro Corp.[1]	698,000	1,133
Intrepid Potash, Inc.[1]	51,100	943
Mangalam Cement Ltd.[2]	790,000	925
Gem Diamonds Ltd.[1,2]	265,000	566
AMG Advanced Metallurgical Group NV1,2	85,507	494
Chaarat Gold Holdings Ltd.[1,2,3]	1,710,000	465
Orsu Metals Corp.[1]	5,882,318	443
Mwana Africa PLC[1,2]	6,757,454	415
Gemfields Resources PLC[1,2,3]	8,149,333	321
Gemfields Resources PLC[1,2]	2,000,000	79
Hard Creek Nickel Corp.[1,3]	1,997,100	316
Gladstone Pacific Nickel Ltd.[1,2]	1,394,000	300
Murchison Metals Ltd.[1,2]	227,027	104
Zoloto Resources Ltd.[1]	2,395,200	66
		115,720

FINANCIALS — 5.60%
Redwood Trust, Inc.	1,250,000	19,187
SVB Financial Group[1]	601,357	12,033
First Niagara Financial Group, Inc.	704,800	7,682
Portfolio Recovery Associates, Inc.[1]	225,000	6,039
Champion Real Estate Investment Trust[2]	19,418,000	4,636
Banco Daycoval SA, preferred nominative	2,085,700	4,283
Daegu Bank, Ltd.[2]	790,000	4,225
Central Pattana PCL[2]	11,818,000	4,174
Hopewell Holdings Ltd.[2]	1,588,000	4,171
eHealth, Inc.[1]	255,000	4,083
Azimut Holding SpA[2]	760,000	4,057
Asya Katilim Bankasi AS, Class B1,2	5,774,040	3,866
Banco Pine SA, preferred nominative	1,500,000	3,810
Hargreaves Lansdown PLC[2]	1,286,000	3,792
Banco Cruzeiro do Sol SA, preferred nominative	1,377,100	3,379
Dolphin Capital Investors Ltd.[1,2]	7,805,320	3,352
Busan Bank[2]	575,000	2,484
Indiabulls Real Estate Ltd.[2]	1,200,000	2,382
Dah Sing Financial Holdings Ltd.[2]	1,200,000	2,339
Gruppo MutuiOnline SpA[2]	475,000	2,125
Bajaj Holdings & Investment Ltd.[2]	357,225	2,099
Airesis SA1,2,4	3,294,151	1,936
United Bankshares, Inc.	105,000	1,810
Robinsons Land Corp., Class B2	13,811,700	1,293
Islamic Arab Insurance Co. (Salama)[1,2]	5,250,000	1,166
Banco ABC Brasil SA, preferred nominative	364,300	895
Frasers Commercial Trust[2]	9,424,000	868
Paraná Banco SA, preferred nominative	382,280	769
MGIC Investment Corp.	325,000	462
Golden Land Property Development PCL, nonvoting depository receipt[2]	3,635,543	148
		113,545

ENERGY — 3.06%
Heritage Oil Ltd.[1,2]	4,563,000	21,674
BJ Services Co.	1,326,200	13,196
Oceaneering International, Inc.[1]	200,000	7,374
Regal Petroleum PLC[1,2]	7,555,500	4,576
KNM Group Bhd.[2]	35,500,000	3,795
Concho Resources Inc.[1]	129,000	3,301
Serica Energy PLC[1,2]	4,667,000	2,943
Bankers Petroleum Ltd.[1,3]	1,000,000	1,394
Bankers Petroleum Ltd.[1]	695,333	970
Leni Gas & Oil PLC[1,2,3]	25,500,000	1,231
Mart Resources, Inc.[1,3]	7,875,625	718
Timan Oil & Gas PLC[1,2]	4,735,000	490
Oilexco Inc. (GBP denominated)[1,2,3]	1,900,000	159
Oilexco Inc. (GBP denominated)[1,2]	1,755,000	147
Oilexco Inc.[1,3]	985,000	82
Oilexco Inc.[1]	303,900	25
Enterprise Energy Resources Ltd.[1,3]	126,000	12
		62,087

CONSUMER STAPLES — 2.94%
Whole Foods Market, Inc.	725,000	12,180
China Agri-Industries Holdings Ltd.[1,2]	21,558,000	10,267
Hypermarcas SA, ordinary nominative[1]	997,900	7,345
Kernel Holding SA1,2	1,555,000	6,921
China Green (Holdings) Ltd.[2]	8,796,000	5,186
Chattem, Inc.[1]	90,000	5,044
PT BISI International Tbk[1,2]	30,643,500	4,154
Hain Celestial Group, Inc.[1]	240,000	3,417
Lakshmi Energy and Foods Ltd.[2]	1,497,000	2,869
Drogasil SA, ordinary nominative	341,900	1,559
Indage Vintners Ltd.[2]	549,001	517
		59,459

UTILITIES — 2.21%
Xinao Gas Holdings Ltd.[2]	35,265,000	35,499
EDF Energies Nouvelles SA2	219,750	8,276
Electricity Generating PCL[2]	550,000	1,030
		44,805

TELECOMMUNICATION SERVICES — 1.41%
True Corp. PCL[1,2]	334,880,000	12,642
tw telecom inc.[1]	650,000	5,687
Total Access Communication PCL (THB denominated)[2]	4,800,000	3,586
Total Access Communication PCL[2]	3,300	3
CenturyTel, Inc.	105,000	2,953
Partner Communications Co. Ltd.[2]	125,000	1,880
StarHub Ltd[2]	1,372,250	1,786
		28,537

MISCELLANEOUS — 4.37%
Other common stocks in initial period of acquisition		88,542

Total common stocks (cost: $2,678,599,000)		1,650,002

Rights & warrants — 0.04%

MATERIALS — 0.04%
Gold Wheaton Gold Corp., warrants, expire 2011[1,2,3]	7,500,000	519
Rusoro Mining Ltd., warrants, expire 2012[1,3]	4,500,000	303
Rusoro Mining Ltd., warrants, expire 2011[1,2]	833,334	—
Rusoro Mining Ltd., warrants, expire 2012[1,2,3]	755,882	—
Hard Creek Nickel Corp., warrants, expire 2010[1,2,3]	998,550	46
		868

ENERGY — 0.00%
Leni Gas & Oil PLC, warrants, expire 2013[1,2,3]	12,750,000	29

INDUSTRIALS — 0.00%
Goodpack Ltd., warrants, expire 2009[1,2]	617,500	2

Total rights & warrants (cost: $3,044,000)		899

Convertible securities — 0.12%	Principal amount

TELECOMMUNICATION SERVICES — 0.12%
tw telecom inc. 2.375% convertible debentures 2026	$3,300,000	2,471

ENERGY — 0.00%
High Arctic Energy Services Inc. 10.00% convertible debentures 2012[2,3]	$ C2,300,000	18

Total convertible securities (cost: $4,482,000)		2,489

	Principal amount	Value
Short-term securities — 19.07%	(000)	(000)

U.S. Treasury Bills 0.205%–0.325% due 4/9–7/30/2009	$58,400	$58,373
Fannie Mae 0.15%–0.85% due 4/13–7/14/2009	43,400	43,387
Federal Home Loan Bank 0.15%–0.25% due 4/6–6/24/2009	41,700	41,681
KFW 0.22% due 4/1–4/7/2009[5]	26,700	26,699
Caisse d’Amortissement de la Dette Sociale 0.30%–0.33% due 4/6–4/27/2009	26,600	26,597
Canada Bills 0.25% due 4/15–6/23/2009	25,000	24,993
Bank of Nova Scotia 0.25%–0.30% due 4/17–5/1/2009	20,100	20,096
Chevron Funding Corp. 0.20% due 4/22/2009	20,000	19,997
British Columbia (Provence of) 0.32% due 4/23/2009	19,800	19,796
Thunder Bay Funding, LLC 0.45% due 4/14/2009[5]	19,200	19,197
Barton Capital LLC 0.35% due 4/9/2009[5]	19,015	19,013
Unilever Capital Corp. 0.23% due 6/15/2009[5]	15,002	14,989
ING (U.S.) Funding LLC 0.39% due 4/2/2009	13,500	13,500
Novartis Finance Corp. 0.18% due 4/7/2009[5]	11,200	11,200
Shell International Finance BV 0.30% due 4/30/2009[5]	10,000	9,996
Statoil ASA 0.35% due 4/20/2009[5]	9,100	9,096
General Electric Capital Corp., FDIC insured, 0.38% due 4/21/2009	4,300	4,299
Freddie Mac 0.20% due 6/30/2009	2,600	2,598
BNP Paribas Finance Inc. 0.11% due 4/1/2009	1,000	1,000

Total short-term securities (cost: $386,520,000)		386,507

Total investment securities (cost: $3,072,645,000)		2,039,897
Other assets less liabilities		(13,303)

Net assets		$2,026,594

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $810,619,000, which represented 40.00% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Rusoro Mining Ltd.	2/23/2007–3/10/2009	$18,412	$6,105	.30%
Rusoro Mining Ltd., warrants, expire 2012	10/29/2007	1,477	303	.01
Rusoro Mining Ltd., warrants, expire 2012	2/23/2007	256	—	.00
Jaguar Mining Inc.	3/22/2006	4,293	5,636	.28
Gold Wheaton Gold Corp.	2/24/2009	2,978	2,971	.15
Gold Wheaton Gold Corp., warrants, expire 2011	2/24/2009	20	519	.03
African Minerals Ltd.	12/12/2006	5,606	1,538	.08
Bankers Petroleum Ltd.	3/8/2005	2,479	1,394	.07
Leni Gas & Oil PLC	7/28/2008	3,389	1,231	.06
Leni Gas & Oil PLC, warrants, expire 2013	7/28/2008	681	29	.00
Mart Resources, Inc.	1/16/2007–9/7/2007	3,509	718	.04
Chaarat Gold Holdings Ltd.	10/30/2007	2,121	465	.02
HSW International, Inc.	10/2/2007	7,000	314	.02
HSW International, Inc.	12/17/2007	2,076	78	.00
Hard Creek Nickel Corp.	5/22/2007	3,436	316	.02
Hard Creek Nickel Corp., warrants, expire 2010	5/22/2007	609	46	.00
Gemfields Resources PLC	11/07/2005–6/6/2008	6,715	321	.02
Oilexco Inc. (GBP denominated)	12/15/2005	6,195	159	.01
Oilexco Inc.	12/22/2005–3/7/2007	2,762	82	.00
Ondine Biopharma Corp.	6/23/2004–10/25/2006	4,110	187	.01
Ondine Biopharma Corp. (GBP denominated)	5/18/2005	766	21	.00
Aker Philadelphia Shipyard ASA	12/5/2007	1,161	148	.00
Mobile Travel Guide, Inc.	12/17/2007	55	36	.00
High Arctic Energy Services Inc. 10.00%
convertible debentures 2012	11/19/2007	2,370	18	.00
Enterprise Energy Resources Ltd.	2/6/2007	1,586	12	.00

Total restricted securities		$84,062	$22,647	1.12%

[4]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $120,188,000, which represented 5.93% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/09 (000)

Jumbo SA	7,800,170	—	—	7,800,170	$—	$59,118
Fourlis	2,804,285	—	—	2,804,285	—	25,763
Allied Gold Ltd.	22,715,274	3,325,000	—	26,040,274	—	8,327
Allied Gold Ltd. (GBP denominated)	3,800,000	—	—	3,800,000	—	1,071
African Minerals Ltd.	6,905,000	—	—	6,905,000	—	4,281
African Minerals Ltd.	2,480,000	—	—	2,480,000	—	1,538
JVM Co., Ltd.	411,500	—	—	411,500	—	4,302
Rambler Media Ltd.	924,894	—	—	924,894	—	3,422
Horizon North Logistics Inc.	5,700,000	—	—	5,700,000	—	3,161
OSIM International Ltd	28,920,000	6,426,667	—	35,346,667	—	1,974
OSIM International Ltd, rights, expire 2009	—	6,426,667	6,426,667	—	—	—
Airesis SA	3,294,151	—	—	3,294,151	—	1,936
Ondine Biopharma Corp.	2,620,000	—	—	2,620,000	—	187
Ondine Biopharma Corp.	400,000	—	—	400,000	—	28
Ondine Biopharma Corp. (GBP denominated)	490,000	—	—	490,000	—	21
CallWave, Inc.*	1,348,700	—	653,062	695,638	—	—
					$—	$115,129
*Unaffiliated issuer at 3/31/2009.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD/C$ = Canadian dollars
GBP = British pounds
THB = Thai baht

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$840,300
Level 2 — Other significant observable inputs	1,199,313	*
Level 3 — Significant unobservable inputs	284
Total	$2,039,897

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $808,455,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$13,661
Net sales	(20,054)
Net realized gain	16,099
Net unrealized depreciation	(9,424)
Net transfers into Level 3	2
Ending value at 3/31/2009	$284

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(577)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$105,746
Gross unrealized depreciation on investment securities	(1,167,636)
Net unrealized depreciation on investment securities	(1,061,890)
Cost of investment securities for federal income tax purposes	3,101,787

Growth Fund
Investment portfolio

March 31, 2009
 unaudited

Common stocks — 86.72%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.93%
Google Inc., Class A1	1,526,000	$531,140
Cisco Systems, Inc.[1]	26,915,000	451,365
Microsoft Corp.	17,830,000	327,537
Apple Inc.[1]	2,635,000	276,991
Lender Processing Services, Inc.[2]	5,785,000	177,079
EMC Corp.[1]	15,477,000	176,438
Oracle Corp.[1]	8,790,540	158,845
Fidelity National Information Services, Inc.	7,190,000	130,858
Samsung Electronics Co., Ltd.[3]	310,000	129,055
Yahoo! Inc.[1]	9,365,000	119,966
Red Hat, Inc.[1]	5,664,800	101,060
International Business Machines Corp.	1,000,000	96,890
Paychex, Inc.	3,445,000	88,433
Applied Materials, Inc.	7,545,000	81,109
Texas Instruments Inc.	4,830,000	79,743
Corning Inc.	5,900,000	78,293
Digital River, Inc.[1,2]	2,625,000	78,278
QUALCOMM Inc.	2,000,000	77,820
Trimble Navigation Ltd.[1]	4,500,000	68,760
Linear Technology Corp.	2,895,000	66,527
salesforce.com, inc.[1]	1,620,430	53,037
Juniper Networks, Inc.[1]	2,905,458	43,756
KLA-Tencor Corp.	2,165,000	43,300
Maxim Integrated Products, Inc.	3,040,000	40,158
ASML Holding NV3	2,250,000	39,771
SAP AG (ADR)	925,000	32,643
Hewlett-Packard Co.	920,000	29,495
Intuit Inc.[1]	620,000	16,740
Comverse Technology, Inc.[1]	2,827,300	16,229
Heartland Payment Systems, Inc.[2]	2,426,600	16,040
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,390,101	12,441
Tyco Electronics Ltd.	649,125	7,166
THQ Inc.[1]	2,005,000	6,095
DataPath, Inc.[1,2,3,4]	2,779,968	139
		3,653,197

ENERGY — 11.48%
Suncor Energy Inc.	8,474,552	188,905
Canadian Natural Resources, Ltd.	4,625,700	179,217
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	129,802
Noble Energy, Inc.	2,400,000	129,312
Murphy Oil Corp.	2,698,800	120,825
Petro-Canada	4,130,300	110,815
Tenaris SA (ADR)	5,245,000	105,792
Core Laboratories NV2	1,197,700	87,624
Concho Resources Inc.[1,4]	3,321,156	84,988
BJ Services Co.	7,898,244	78,588
Devon Energy Corp.	1,624,700	72,608
Helmerich & Payne, Inc.	3,045,000	69,335
Peabody Energy Corp.	2,653,000	66,431
EOG Resources, Inc.	1,198,328	65,620
Uranium One Inc.[1,2]	25,544,500	51,599
Pacific Rubiales Energy Corp.[1,2]	12,550,000	48,613
BG Group PLC[3]	3,050,000	46,160
Diamond Offshore Drilling, Inc.	685,000	43,059
Denbury Resources Inc.[1]	2,800,000	41,608
Exxon Mobil Corp.	550,000	37,455
Halliburton Co.	2,385,000	36,896
Walter Industries, Inc.	1,500,000	34,305
Transocean Ltd.[1]	578,800	34,057
Arch Coal, Inc.	2,000,000	26,740
Schlumberger Ltd.	619,600	25,168
OAO Gazprom (ADR)[3]	1,300,000	19,098
Hess Corp.	324,000	17,561
Cameco Corp.	1,000,000	17,170
Apache Corp.	250,000	16,022
Saipem SpA, Class S3	593,700	10,577
Patriot Coal Corp.[1]	2,030,600	7,534
		2,003,484

CONSUMER DISCRETIONARY — 9.45%
Target Corp.	5,362,800	184,427
Lowe’s Companies, Inc.	8,626,000	157,425
Best Buy Co., Inc.	4,100,000	155,636
Johnson Controls, Inc.	10,949,100	131,389
Chipotle Mexican Grill, Inc., Class B1,2	1,195,200	68,497
Chipotle Mexican Grill, Inc., Class A1,2	920,000	61,070
CarMax, Inc.[1]	7,842,500	97,561
Starbucks Corp.[1]	6,993,000	77,692
Strayer Education, Inc.	400,000	71,948
Comcast Corp., Class A	5,000,000	68,200
News Corp., Class A	9,490,000	62,824
Time Warner Inc.	3,131,000	60,428
Penn National Gaming, Inc.[1]	2,363,000	57,066
Shaw Communications Inc., Class B, nonvoting	3,500,000	53,025
International Game Technology	5,043,505	46,501
lululemon athletica inc.[1]	4,185,000	36,242
Blue Nile, Inc.[1,2]	1,043,000	31,446
NIKE, Inc., Class B	650,000	30,478
Toyota Motor Corp.[3]	765,000	24,544
Wyndham Worldwide Corp.	5,570,000	23,394
Weight Watchers International, Inc.	1,062,000	19,700
Time Warner Cable Inc.[1]	785,912	19,491
Magna International Inc., Class A	725,000	19,394
Harman International Industries, Inc.	1,245,000	16,845
Home Depot, Inc.	700,000	16,492
Melco Crown Entertainment Ltd. (ADR)[1]	4,997,000	16,390
Marriott International, Inc., Class A	961,800	15,735
Garmin Ltd.	618,200	13,112
Liberty Media Corp., Liberty Interactive, Series A1	2,708,800	7,856
Saks Inc.[1]	2,040,000	3,815
		1,648,623

MATERIALS — 9.38%
Barrick Gold Corp.	10,500,000	340,410
Newmont Mining Corp.	7,305,000	326,972
Rio Tinto PLC[3]	4,734,233	158,286
Potash Corp. of Saskatchewan Inc.	1,800,000	145,458
Freeport-McMoRan Copper & Gold Inc.	3,304,500	125,934
Gold Fields Ltd.[3]	10,000,000	113,020
Shin-Etsu Chemical Co., Ltd.[3]	1,835,000	90,096
Praxair, Inc.	1,135,000	76,374
CRH PLC[3]	1,793,530	38,522
Monsanto Co.	436,700	36,290
First Quantum Minerals Ltd.	1,260,000	35,433
Alcoa Inc.	4,825,000	35,416
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	3,000,000	33,840
Minerals Technologies Inc.[2]	1,025,000	32,851
Cliffs Natural Resources Inc.	1,300,000	23,608
Newcrest Mining Ltd.[3]	967,259	21,928
Buzzi Unicem SpA, nonconvertible shares[3]	449,426	2,739
		1,637,177

HEALTH CARE — 9.31%
Gilead Sciences, Inc.[1]	6,600,000	305,712
Roche Holding AG3	1,512,500	207,312
Shire Ltd. (ADR)	2,700,000	97,038
Charles River Laboratories International, Inc.[1]	3,135,000	85,303
Hologic, Inc.[1]	6,085,000	79,653
Amgen Inc.[1]	1,525,197	75,528
Vertex Pharmaceuticals Inc.[1]	2,622,000	75,330
Hospira, Inc.[1]	2,400,000	74,064
C. R. Bard, Inc.	800,000	63,776
Allergan, Inc.	1,320,000	63,043
Medtronic, Inc.	2,000,000	58,940
ResMed Inc[1]	1,500,000	53,010
Boston Scientific Corp.[1]	6,200,000	49,290
Intuitive Surgical, Inc.[1]	500,000	47,680
Stryker Corp.	1,335,955	45,476
Schering-Plough Corp.	1,379,900	32,497
Covance Inc.[1]	870,000	30,998
Merck & Co., Inc.	1,112,746	29,766
Onyx Pharmaceuticals, Inc.[1]	1,000,000	28,550
Celgene Corp.[1]	600,000	26,640
McKesson Corp.	665,000	23,302
Cardinal Health, Inc.	700,000	22,036
Endo Pharmaceuticals Holdings Inc.[1]	994,151	17,577
St. Jude Medical, Inc.[1]	450,000	16,348
Abraxis BioScience, Inc.[1]	166,975	7,961
Aveta Inc.[1,3,4]	3,918,000	7,836
Fresenius SE1	357,094	132
		1,624,798

INDUSTRIALS — 9.05%
First Solar, Inc.[1]	2,250,000	298,575
Iron Mountain Inc.[1]	7,245,000	160,622
Boeing Co.	4,165,000	148,191
United Parcel Service, Inc., Class B	2,170,000	106,807
Lockheed Martin Corp.	1,150,000	79,384
Panalpina Welttransport (Holding) AG2,3	1,544,252	75,756
Burlington Northern Santa Fe Corp.	1,250,000	75,188
KBR, Inc.	5,397,130	74,534
FedEx Corp.	1,480,000	65,845
Roper Industries, Inc.	1,540,000	65,373
General Dynamics Corp.	1,300,000	54,067
Graco Inc.[2]	3,018,707	51,529
Northrop Grumman Corp.	1,150,000	50,186
TransDigm Group Inc.[1]	1,288,000	42,298
United Technologies Corp.	900,000	38,682
General Electric Co.	3,000,000	30,330
Spirit AeroSystems Holdings, Inc., Class A1	3,003,600	29,946
Joy Global Inc.	1,400,000	29,820
Actuant Corp., Class A	1,763,027	18,212
MSC Industrial Direct Co., Inc., Class A	550,000	17,088
Tyco International Ltd.	699,125	13,675
W.W. Grainger, Inc.	150,000	10,527
Kingspan Group PLC[3]	2,800,000	10,222
Raytheon Co.	246,000	9,579
Fastenal Co.	295,000	9,486
Grafton Group PLC, units[1,3]	4,200,000	9,454
Brady Corp., Class A, nonvoting shares	225,000	3,967
		1,579,343

FINANCIALS — 7.81%
Berkshire Hathaway Inc., Class A1	4,681	405,843
Wells Fargo & Co.	19,585,196	278,893
Aon Corp.	2,367,489	96,641
Marsh & McLennan Companies, Inc.	4,253,600	86,135
Onex Corp.	4,600,500	56,413
JPMorgan Chase & Co.	2,054,000	54,595
People’s United Financial, Inc.	3,000,000	53,910
PNC Financial Services Group, Inc.	1,652,480	48,401
T. Rowe Price Group, Inc.	1,500,000	43,290
American Express Co.	3,000,000	40,890
State Street Corp.	1,285,000	39,552
XL Capital Ltd, Class A	7,000,000	38,220
Bank of America Corp.	5,500,000	37,510
Citigroup Inc.	12,250,000	30,993
AMP Ltd.[3]	7,860,210	25,750
M&T Bank Corp.	286,479	12,960
American International Group, Inc.	6,750,000	6,750
Bank of Ireland[3]	9,096,177	6,169
		1,362,915

CONSUMER STAPLES — 5.44%
Philip Morris International Inc.	8,895,000	316,484
Coca-Cola Co.	4,515,000	198,434
Wal-Mart Stores, Inc.	3,155,000	164,376
Altria Group, Inc.	4,050,000	64,881
Estée Lauder Companies Inc., Class A	1,842,240	45,411
Walgreen Co.	1,520,000	39,459
Diageo PLC[3]	2,650,000	29,878
CVS/Caremark Corp.	1,000,000	27,490
Bare Escentuals, Inc.[1]	4,270,000	17,507
Cosan Ltd., Class A1	6,153,000	15,075
Avon Products, Inc.	775,000	14,903
Procter & Gamble Co.	315,000	14,833
		948,731

TELECOMMUNICATION SERVICES — 1.65%
Qwest Communications International Inc.	25,000,000	85,500
SOFTBANK CORP.[3]	5,600,000	71,546
Telefónica, SA3	2,930,000	58,434
Sprint Nextel Corp., Series 1[1]	12,500,000	44,625
Telephone and Data Systems, Inc., special common shares	1,190,000	28,145
		288,250

UTILITIES — 1.16%
Edison International	2,155,700	62,105
Allegheny Energy, Inc.	2,550,000	59,083
NRG Energy, Inc.[1]	1,300,000	22,880
Dynegy Inc., Class A1	13,900,000	19,599
KGen Power Corp.[1,2,3]	3,166,128	18,997
Reliant Energy, Inc.[1]	5,696,500	18,172
Mirant Corp.[1]	207,434	2,365
		203,201

MISCELLANEOUS — 1.06%
Other common stocks in initial period of acquisition		184,050

Total common stocks (cost: $20,752,649,000)		15,133,769

	Principal amount
Bonds, notes & other debt instruments — 0.00%	(000)

FINANCIALS — 0.00%
Thornburg Mortgage, Inc. 12.00% 2015[3,4]	$38,571	743
Thornburg Mortgage, Inc. 12.00% 2015[3,4,5]	3,471	67

Total bonds, notes & other debt instruments (cost: $36,921,000)		810

Short-term securities — 13.46%

Federal Home Loan Bank 0.22%–2.35% due 4/17–7/16/2009	585,450	585,117
U.S. Treasury Bills 0.11%–1.40% due 4/2–8/27/2009	440,400	440,276
Freddie Mac 0.26%–1.10% due 4/2–9/30/2009	317,879	317,709
Fannie Mae 0.24%–0.85% due 4/15–7/14/2009	244,950	244,803
Merck & Co. Inc. 0.28%–0.35% due 4/7–5/18/2009	86,200	86,180
Procter & Gamble International Funding S.C.A. 0.21%–0.30% due 5/4–6/15/2009[6]	65,800	65,771
International Bank for Reconstruction and Development 0.30%–0.38% due 4/14–5/5/2009	62,100	62,079
Private Export Funding Corp. 0.31%–0.42% due 4/13–6/17/2009[6]	54,936	54,860
Coca-Cola Co. 0.25% due 4/1/2009[6]	52,900	52,899
United Parcel Service Inc. 0.29% due 4/6/2009[6]	50,000	49,996
Chevron Corp. 0.45% due 4/15/2009	50,000	49,990
Emerson Electric Co. 0.25%–0.30% due 4/13–5/13/2009[6]	49,900	49,886
Abbott Laboratories 0.22%–0.25% due 5/14–5/26/2009[6]	46,000	45,981
Yale University 0.45%–0.50% due 4/6–5/8/2009	34,700	34,693
Hewlett-Packard Co. 0.40% due 4/7/2009[6]	33,000	32,996
General Electric Capital Corp., FDIC insured, 0.40% due 4/21/2009	30,000	29,991
Enterprise Funding Co. LLC 0.40% due 4/16/2009[6]	30,000	29,987
Wal-Mart Stores Inc. 0.25% due 6/16/2009[6]	27,900	27,884
Johnson & Johnson 0.26% due 7/20/2009[6]	25,677	25,653
IBM Corp. 0.21% due 5/26/2009[6]	20,000	19,993
Wells Fargo & Co. 0.25% due 4/16/2009	18,900	18,898
General Dynamics Corp. 0.31% due 4/17/2009[6]	15,700	15,698
Honeywell International Inc. 0.29% due 4/24/2009[6]	5,200	5,198
Kimberly-Clark Worldwide Inc. 0.20% due 4/8/2009[6]	2,400	2,400

Total short-term securities (cost: $2,348,723,000)		2,348,938

Total investment securities (cost: $23,138,293,000)		17,483,517
Other assets less liabilities		(31,495)

Net assets		$17,452,022

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,216,099,000, which represented 6.97% of the net assets of the fund.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Concho Resources Inc.	7/21/2008	$100,000	$84,988	.49%
Aveta Inc.	12/21/2005	52,893	7,836	.05
Thornburg Mortgage, Inc. 12.00% 2015	3/28/2008	33,413	743	.00
Thornburg Mortgage, Inc. 12.00% 2015	10/1/2008	3,508	67	.00
DataPath, Inc.	6/23/2006	30,580	139	.00

Total restricted securities		$220,394	$93,773	.54%

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $479,202,000, which represented 2.75% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/09 (000)

Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	$579	$177,079
Core Laboratories NV	1,197,700	—	—	1,197,700	102	87,624
Digital River, Inc.	2,625,000	—	—	2,625,000	—	78,278
Panalpina Welttransport (Holding) AG	1,483,282	60,970	—	1,544,252	—	75,756
Chipotle Mexican Grill, Inc., Class B	1,195,200	—	—	1,195,200	—	68,497
Chipotle Mexican Grill, Inc., Class A	920,000	—	—	920,000	—	61,070
Uranium One Inc.	24,544,500	1,000,000	—	25,544,500	—	51,599
Graco Inc.	3,018,707	—	—	3,018,707	574	51,529
Pacific Rubiales Energy Corp.	12,550,000	—	—	12,550,000	—	48,613
Minerals Technologies Inc.	1,025,000	—	—	1,025,000	51	32,851
Blue Nile, Inc.	1,043,000	—	—	1,043,000	—	31,446
KGen Power Corp.	3,166,128	—	—	3,166,128	—	18,997
Heartland Payment Systems, Inc.	2,426,600	—	—	2,426,600	61	16,040
DataPath, Inc.	2,819,968	—	40,000	2,779,968	—	139
					$1,367	$799,518

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$13,918,480
Level 2 — Other significant observable inputs	3,537,256	*
Level 3 — Significant unobservable inputs	27,781
Total	$17,483,517

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,188,318,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$37,520
Net sales	(2)
Net realized loss	(438)
Net unrealized depreciation	(17,135)
Net transfers into Level 3	7,836
Ending value at 3/31/2009	$27,781

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(17,135)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,232,073
Gross unrealized depreciation on investment securities	(6,910,224)
Net unrealized depreciation on investment securities	(5,678,151)
Cost of investment securities for federal income tax purposes	23,161,668

International Fund
Investment portfolio

March 31, 2009
 unaudited

Common stocks — 85.59%	Shares	Value (000)

HEALTH CARE — 15.49%
Bayer AG, non-registered shares[1]	5,025,023	$240,386
Teva Pharmaceutical Industries Ltd. (ADR)	5,294,000	238,495
Roche Holding AG1	1,046,768	143,476
Novartis AG1	3,375,000	127,173
Merck KGaA[1]	972,655	85,723
Richter Gedeon NYRT[1]	307,000	33,548
Terumo Corp.[1]	865,000	32,158
Nobel Biocare Holding AG1	931,798	15,886
OJSC Pharmstandard (GDR)[1,2]	1,280,000	12,295
OJSC Pharmstandard (GDR)[1,2,3]	307,300	2,952
EGIS Nyrt.[1]	305,834	15,075
UCB SA1	470,000	13,843
Straumann Holding AG1	31,522	4,870
		965,880

CONSUMER DISCRETIONARY — 13.51%
Industria de Diseño Textil, SA1	2,865,000	111,277
Esprit Holdings Ltd.[1]	14,785,900	76,334
Fiat SpA[1]	9,310,000	65,025
Marks and Spencer Group PLC[1]	14,618,000	61,583
China Dongxiang (Group) Co., Ltd.[1]	165,628,000	60,924
Burberry Group PLC[1]	11,521,100	46,112
JCDecaux SA1	3,470,802	39,264
British Sky Broadcasting Group PLC[1]	6,057,500	37,544
H & M Hennes & Mauritz AB, Class B1	774,000	28,999
Daimler AG1	997,000	25,307
Li Ning Co. Ltd.[1]	15,000,000	24,781
Yue Yuen Industrial (Holdings) Ltd.[1]	10,000,000	22,949
Bayerische Motoren Werke AG1	788,000	22,833
Kingfisher PLC[1]	9,530,000	20,392
Peugeot SA1	1,042,000	19,626
Techtronic Industries Co. Ltd.[1]	40,554,000	18,793
Makita Corp.[1]	783,500	17,803
Yamada Denki Co., Ltd.[1]	441,220	17,171
Honda Motor Co., Ltd.[1]	691,000	16,539
Vivendi SA1	555,000	14,644
Cie. Générale des Établissements Michelin, Class B1	385,000	14,234
AB Electrolux, Series B1	1,750,000	13,681
Porsche Automobil Holding SE, nonvoting preferred[1]	285,000	13,401
Kesa Electricals PLC[1]	9,575,630	12,944
OPAP (Greek Organization of Football Prognostics) SA1	429,330	11,329
Carnival PLC[1]	485,000	10,971
Renault SA1	419,000	8,642
Multi Screen Media Private Ltd.[1,2,4]	82,217	6,638
Li & Fung Ltd.[1]	1,152,000	2,706
		842,446

FINANCIALS — 13.15%
HSBC Holdings PLC (Hong Kong)[1]	6,777,600	37,864
HSBC Holdings PLC (United Kingdom)[1]	4,767,460	26,948
AXA SA1	5,071,611	61,493
BNP Paribas SA1	1,461,000	60,131
Credit Suisse Group AG1	1,965,000	59,501
Itaú Unibanco Banco Múltiplo SA (ADR)	5,255,591	57,181
QBE Insurance Group Ltd.[1]	3,921,273	52,707
Banco Santander, SA1	6,979,231	47,918
Housing Development Finance Corp. Ltd.[1]	1,508,000	42,407
Bank of China Ltd., Class H1	121,458,000	40,290
Standard Chartered PLC[1]	3,061,992	37,925
Ping An Insurance (Group) Co. of China, Ltd., Class H1	5,906,000	35,263
Skandinaviska Enskilda Banken AB, Class A1,2	7,503,724	23,146
Skandinaviska Enskilda Banken AB, Class A1	3,410,784	10,681
Sun Hung Kai Properties Ltd.[1]	3,026,000	27,108
Banco Bilbao Vizcaya Argentaria, SA1	2,553,500	20,724
Royal Bank of Scotland Group PLC[1,2]	57,580,670	20,454
Erste Bank der oesterreichischen Sparkassen AG1	1,191,837	20,355
Banco do Brasil SA, ordinary nominative	2,445,000	17,910
Ayala Land, Inc.[1]	150,438,400	17,843
Mitsubishi Estate Co., Ltd.[1]	1,400,000	15,987
Prudential PLC[1]	3,057,000	14,708
Sampo Oyj, Class A1	941,723	13,908
GuangZhou R&F Properties Co., Ltd., Class H1	9,460,000	10,949
Admiral Group PLC[1]	787,000	9,583
Société Générale[1]	238,750	9,362
UBS AG1,2	870,016	8,251
Industrial and Commercial Bank of China Ltd., Class H1	11,410,000	5,936
Shui On Land Ltd.[1]	16,000,000	5,638
ICICI Bank Ltd.[1]	559,400	3,712
Kerry Properties Ltd.[1]	1,165,680	2,805
Shinhan Financial Group Co., Ltd.[1,2]	48,950	886
Fortis SA/NV1,2	1,950,000	—
		819,574

ENERGY — 8.99%
OAO Gazprom (ADR)[1]	10,348,300	152,023
China National Offshore Oil Corp.[1]	109,835,000	108,905
Reliance Industries Ltd.[1]	1,721,000	51,619
Aker Solutions ASA[1]	7,945,000	51,278
Woodside Petroleum Ltd.[1]	1,683,000	44,290
Sasol Ltd.[1]	1,165,820	34,037
Eni SpA[1]	1,725,000	33,165
Oil & Natural Gas Corp. Ltd.[1]	1,743,000	26,991
Royal Dutch Shell PLC, Class B1	782,719	17,131
Royal Dutch Shell PLC, Class A1	372,000	8,356
TOTAL SA1	256,000	12,678
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	415,000	10,168
OGX Petróleo e Gás Participações SA, ordinary nominative[2]	31,945	9,863
		560,504

TELECOMMUNICATION SERVICES — 8.40%
América Móvil, SAB de CV, Series L (ADR)	4,451,500	120,547
MTN Group Ltd.[1]	10,561,517	117,714
Philippine Long Distance Telephone Co.[1]	809,800	36,371
Philippine Long Distance Telephone Co. (ADR)	340,000	15,004
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	77,865,500	51,018
France Télécom SA1	1,510,000	34,290
Koninklijke KPN NV1	2,482,300	33,149
Bharti Airtel Ltd.[1,2]	2,493,900	31,006
NTT DoCoMo, Inc.[1]	17,300	23,613
Telekom Austria AG, non-registered shares[1]	1,424,817	21,501
Vodafone Group PLC[1]	11,771,250	20,534
KDDI Corp.[1]	2,130	10,055
Orascom Telecom Holding SAE (GDR)[1]	222,262	4,965
Joint-Stock Financial Corp. Sistema (GDR)[1]	641,410	3,674
Bayan Telecommunications, Inc., Class A1,2,4	43,010	0
Bayan Telecommunications, Inc., Class B1,2,4	14,199	0
		523,441

INFORMATION TECHNOLOGY — 7.73%
Murata Manufacturing Co., Ltd.[1]	1,737,500	67,199
HOYA CORP.[1]	3,095,300	61,293
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	27,583,065	42,016
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,898,236	16,989
HTC Corp.[1]	4,667,500	57,804
SAP AG1	1,045,000	37,058
Canon, Inc.[1]	1,254,800	36,615
Mediatek Incorporation[1]	3,490,317	33,058
Redecard SA, ordinary nominative	2,605,000	31,728
Delta Electronics, Inc.[1]	15,270,458	28,187
Rohm Co., Ltd.[1]	456,100	22,859
Hirose Electric Co., Ltd.[1]	217,300	21,056
Ibiden Co., Ltd.[1]	730,000	17,880
Samsung Electronics Co., Ltd.[1]	19,000	7,910
		481,652

INDUSTRIALS — 6.62%
Siemens AG1	1,411,000	80,688
SMC Corp.[1]	831,200	79,785
Ryanair Holdings PLC (ADR)[2]	3,311,400	76,526
Schneider Electric SA1	965,000	63,978
Wolseley PLC[1,2]	10,963,291	36,230
Samsung Engineering Co., Ltd.[1]	828,750	35,161
ASSA ABLOY AB, Class B1	1,574,000	14,702
Vallourec SA1	150,000	13,886
Sandvik AB1	1,200,000	6,861
AB Volvo, Class B1	965,000	5,106
		412,923

CONSUMER STAPLES — 4.91%
Nestlé SA1	3,868,800	130,739
Anheuser-Busch InBev NV1	1,933,414	53,312
L’Oréal SA1	559,000	38,492
Groupe Danone SA1	424,800	20,706
Carlsberg A/S, Class B1	470,262	19,413
Koninklijke Ahold NV1	1,308,000	14,299
Tesco PLC[1]	1,923,357	9,191
Diageo PLC[1]	711,000	8,016
Wesfarmers Ltd.[1]	453,582	5,928
SABMiller PLC[1]	379,600	5,652
Wal-Mart de México, SAB de CV, Series V	100,240	234
		305,982

MATERIALS — 3.20%
Linde AG1	552,500	37,490
Shin-Etsu Chemical Co., Ltd.[1]	690,000	33,878
Rio Tinto PLC[1]	862,000	28,820
ArcelorMittal[1]	1,065,000	21,524
Akzo Nobel NV1	450,000	17,027
POSCO[1]	63,560	17,022
L’Air Liquide SA, non-registered shares[1]	174,240	14,135
CRH PLC[1]	377,897	8,117
CRH PLC[1,2]	107,970	2,349
JSC Uralkali (GDR)[1]	740,000	8,620
JSC Uralkali (GDR)[1,3]	107,287	1,250
JSR Corp.[1]	807,500	9,524
		199,756

UTILITIES — 1.50%
RWE AG1	642,000	45,072
GDF Suez[1]	1,146,589	39,366
SUEZ Environnement Co.[1,2]	315,250	4,631
E.ON AG1	164,999	4,586
		93,655

MISCELLANEOUS — 2.09%
Other common stocks in initial period of acquisition		130,191

Total common stocks (cost: $7,228,860,000)		5,336,004

Rights & warrants — 0.14%

MISCELLANEOUS — 0.14%
Other rights & warrants in initial period of acquisition		8,907

Total rights & warrants (cost: $0)		8,907

	Principal amount
Short-term securities — 13.78%	(000)

Freddie Mac 0.22%–0.58% due 4/20–8/24/2009	$172,000	171,885
Federal Home Loan Bank 0.25%–0.58% due 4/17–8/24/2009	134,600	134,523
Fannie Mae 0.50%–0.70% due 7/2–11/16/2009	96,800	96,532
Unilever Capital Corp. 0.50%–0.80% due 4/6–4/29/2009[3]	78,900	78,877
KfW 0.17%–0.25% due 4/17–5/11/2009[3]	64,600	64,591
International Bank for Reconstruction and Development 0.38% due 6/15/2009	62,700	62,659
Société Générale North America, Inc. 0.19% due 4/1/2009	51,000	51,000
Citigroup Funding Inc., FDIC insured, 0.30% due 4/16/2009	50,000	49,993
BASF AG 0.75%–0.78% due 4/6–4/7/2009[3]	40,500	40,493
U.S. Treasury Bills 0.16%–0.335% due 5/21–7/23/2009	39,600	39,588
ING America Insurance Holdings Inc. 0.60% due 5/7/2009	22,300	22,286
Shell International Finance BV 0.40% due 4/30/2009[3]	20,200	20,192
Hewlett-Packard Co. 0.35% due 4/3/2009[3]	13,900	13,900
Caisse d’Amortissement de la Dette Sociale 0.32% due 4/9/2009	12,500	12,499

Total short-term securities (cost: $858,969,000)		859,018

Total investment securities (cost: $8,087,829,000)		6,203,929
Other assets less liabilities		30,458

Net assets		$6,234,387

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $4,731,576,000, which represented 75.89% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $222,255,000, which represented 3.56% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Value (000)	Percent of net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$6,638	.11%
Bayan Telecommunications, Inc., Class A	2/11/1998–8/31/1998	104	—	—
Bayan Telecommunications, Inc., Class B	2/11/1998–8/31/1998	34	—	—

Total restricted securities		$32,657	$6,638	.11%

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as March 31, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$613,335
Level 2 — Other significant observable inputs	5,583,956	*
Level 3 — Significant unobservable inputs	6,638
Total	$6,203,929

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $4,724,937,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$6,923
Net unrealized depreciation	(285)
Ending value at 3/31/2009	$6,638

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(285)
 unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$300,310
Gross unrealized depreciation on investment securities	(2,193,400)
Net unrealized depreciation on investment securities	(1,893,090)
Cost of investment securities for federal income tax purposes	8,097,019

New World Fund
Investment portfolio

March 31, 2009
unaudited

Common stocks — 70.76%	Shares	Value (000)

CONSUMER STAPLES — 12.10%
Tesco PLC[1]	3,808,418	$18,200
Anheuser-Busch InBev NV1	546,000	15,055
Nestlé SA1	350,000	11,828
Coca-Cola Co.	232,000	10,196
Wal-Mart de México, SAB de CV, Series V (ADR)[1,2]	338,000	7,904
Wal-Mart de México, SAB de CV, Series V	705,000	1,649
Beiersdorf AG1	205,000	9,205
British American Tobacco PLC[1]	393,000	9,086
SABMiller PLC[1]	509,000	7,578
China Yurun Food Group Ltd.[1]	5,019,000	6,399
Procter & Gamble Co.	125,000	5,886
Grupo Nacional de Chocolates SA	935,000	5,543
IOI Corp. Bhd.[1]	4,778,500	5,027
Avon Products, Inc.	260,200	5,004
Fomento Económico Mexicano, SAB de CV (ADR)	195,000	4,916
PepsiCo, Inc.	90,000	4,633
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	2,865
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	463
Kimberly-Clark de México, SAB de CV, Class A	1,000,000	3,244
Unilever NV, depository receipts[1]	154,500	3,050
X5 Retail Group NV (GDR)[1,2,3]	281,776	2,824
X5 Retail Group NV (GDR)[1,2]	14,200	142
Groupe Danone SA1	50,000	2,437
Olam International Ltd.[1]	2,399,100	2,306
Poslovni sistem Mercator, dd1	11,274	2,252
Diageo PLC[1]	190,000	2,142
Cosan Ltd., Class A2	155,000	380
		150,214

INFORMATION TECHNOLOGY — 8.71%
Infosys Technologies Ltd.[1]	760,000	19,892
Samsung Electronics Co., Ltd.[1]	47,225	19,660
Google Inc., Class A2	43,000	14,967
HTC Corp.[1]	1,027,000	12,719
Nokia Corp.[1]	578,600	6,764
Nokia Corp. (ADR)	202,100	2,358
Cisco Systems, Inc.[2]	311,500	5,224
Micron Technology, Inc.[2]	1,200,000	4,872
Yahoo! Inc.[2]	370,000	4,740
HOYA CORP.[1]	234,400	4,642
Kingboard Chemical Holdings Ltd.[1]	1,859,000	3,863
Agilent Technologies, Inc.[2]	245,000	3,766
NetEase.com, Inc. (ADR)[2]	120,000	3,222
Venture Corp. Ltd.[1]	440,000	1,458
Kingboard Laminates Holdings Ltd.[1]	84,500	23
		108,170

TELECOMMUNICATION SERVICES — 7.60%
América Móvil, SAB de CV, Series L (ADR)	864,875	23,421
Telefónica, SA1	1,067,000	21,280
China Mobile Ltd.[1]	1,400,000	12,188
Telekomunikacja Polska SA1	1,382,200	7,462
Cellcom Israel Ltd.	322,000	6,859
Partner Communications Co. Ltd.[1]	350,000	5,263
Telefónica 02 Czech Republic, AS1	200,000	3,965
Vodafone Group PLC[1]	2,132,500	3,720
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	3,564
Telekom Austria AG, non-registered shares[1]	220,000	3,320
TIM Participações SA, preferred nominative (ADR)	80,000	994
TIM Participações SA, ordinary nominative[2]	175,800	450
China Unicom (Hong Kong) Ltd.[1]	1,150,000	1,205
Telecom Italia SpA, nonvoting[1]	432,037	440
HT — Hrvatske telekomunikacije dd (GDR)[1,3]	4,380	164
		94,295

INDUSTRIALS — 7.03%
Murray & Roberts Holdings Ltd.[1]	3,099,000	13,370
China Railway Construction Corp. Ltd., Class H1,2	8,559,500	11,180
Schneider Electric SA1	142,050	9,418
United Technologies Corp.	165,000	7,092
Enka Insaat ve Sanayi AS1	1,936,666	6,891
Container Corp. of India Ltd.[1]	379,800	5,410
ABB Ltd[1]	352,000	4,903
Siemens AG1	83,100	4,752
Outotec Oyj[1]	235,000	4,033
IVRCL Infrastructures & Projects Ltd.[1]	1,200,000	2,879
IJM Corp. Bhd.[1]	2,503,800	2,875
Boart Longyear Ltd.[1]	31,450,000	2,747
Bidvest Group Ltd.[1]	223,114	2,082
Wienerberger AG1	223,300	1,759
KBR, Inc.	124,900	1,725
Caterpillar Inc.	61,500	1,720
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	105,000	1,393
GS Engineering & Construction Corp.[1]	20,700	931
Italian-Thai Development PCL[1]	15,221,100	859
Daelim Industrial Co., Ltd.[1]	21,484	830
Doosan Heavy Industries and Construction Co., Ltd.[1]	8,070	402
		87,251

CONSUMER DISCRETIONARY — 6.47%
Toyota Motor Corp.[1]	563,400	18,076
Honda Motor Co., Ltd.[1]	485,000	11,609
McDonald’s Corp.	175,000	9,550
Nitori Co., Ltd.[1]	126,800	7,085
Yue Yuen Industrial (Holdings) Ltd.[1]	2,396,000	5,499
Truworths International Ltd.[1]	1,282,000	4,375
Swatch Group Ltd[1]	80,000	1,947
Swatch Group Ltd, non-registered shares[1]	10,450	1,257
Grupo Televisa, SAB, ordinary participation certificates (ADR)	215,000	2,933
GOME Electrical Appliances Holding Ltd.[1]	28,223,000	2,840
WABCO Holdings Inc.	215,000	2,647
Melco Crown Entertainment Ltd. (ADR)[2]	760,000	2,493
Desarrolladora Homex, SA de CV (ADR)[2]	160,000	2,118
Li & Fung Ltd.[1]	886,600	2,083
Gafisa SA, ordinary nominative	300,000	1,518
Nokian Renkaat Oyj[1]	125,000	1,469
TVN SA1	500,000	1,226
Central European Media Enterprises Ltd., Class A2	75,000	859
C C Land Holdings Ltd.[1]	3,000,000	665
		80,249

ENERGY — 6.37%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	575,200	17,526
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	212,000	5,194
OAO Gazprom (ADR)[1]	907,500	13,332
Saipem SpA, Class S1	466,000	8,302
Cairn India Ltd.[1,2]	1,507,000	5,457
Tenaris SA (ADR)	238,000	4,800
TOTAL SA1	60,000	2,972
TOTAL SA (ADR)	32,500	1,594
Noble Energy, Inc.	70,000	3,772
Oil and Gas Development Co. Ltd.[1]	4,000,000	3,543
Chevron Corp.	45,000	3,026
Reliance Industries Ltd.[1]	80,000	2,400
Nexen Inc.	128,035	2,168
Oil & Natural Gas Corp. Ltd.[1]	97,000	1,502
OAO TMK (GDR)[1,3]	142,826	683
OAO TMK (GDR)[1]	127,000	607
Eurasia Drilling Co. Ltd. (GDR)[1,3]	254,800	904
Eurasia Drilling Co. Ltd. (GDR)[1]	49,500	176
Sterling Energy PLC[1,2]	24,852,500	563
Smith International, Inc.	25,000	537
		79,058

FINANCIALS — 6.20%
PT Bank Rakyat Indonesia (Persero) Tbk[1]	25,653,150	9,351
China Life Insurance Co. Ltd., Class H1	2,385,000	7,847
Housing Development Finance Corp. Ltd.[1]	278,600	7,835
Amil Participações SA, ordinary nominative	2,752,410	7,566
Itaú Unibanco Banco Múltiplo SA (ADR)	431,257	4,692
Itaú Unibanco Banco Múltiplo SA	234,500	2,612
Industrial and Commercial Bank of China Ltd., Class H1	13,550,000	7,049
Itaúsa — Investimentos Itaú SA, preferred nominative	1,212,383	4,196
Bancolombia SA (ADR)	210,000	4,089
Banco Santander, SA1	465,254	3,194
FirstRand Ltd.[1]	2,426,627	3,106
Bumiputra-Commerce Holdings Bhd.[1]	1,500,000	2,833
Türkiye Is Bankasi AS, Class C1	1,050,000	2,369
Bank of the Philippine Islands[1]	2,656,246	1,871
Bank Muscat (SAOG) (GDR)[1]	331,655	1,841
Bank Hapoalim BM1,2	830,000	1,519
Kotak Mahindra Bank Ltd.[1]	259,943	1,463
Bank Pekao SA1	60,000	1,440
Banco Industrial e Comercial SA, preferred nominative	512,900	1,093
Erste Bank der oesterreichischen Sparkassen AG1	58,424	998
China Construction Bank Corp., Class H1	500	—
		76,964

MATERIALS — 5.67%
Antofagasta PLC[1]	1,200,000	8,648
Holcim Ltd.[1]	231,500	8,218
Sigma-Aldrich Corp.	215,000	8,125
Xstrata PLC[1]	1,100,000	7,328
First Quantum Minerals Ltd.	198,000	5,568
Israel Chemicals Ltd.[1]	635,000	5,226
BHP Billiton PLC[1]	262,664	5,193
Cia. Vale do Rio Doce, Class A, preferred nominative	252,000	2,927
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	130,000	1,467
Anglo American PLC[1]	241,850	4,102
Rio Tinto PLC[1]	120,000	4,012
Votorantim Celulose e Papel SA, preferred nominative (ADR)[2]	851,100	3,728
PT Semen Gresik[1]	10,500,000	3,410
United Phosphorus Ltd.[1]	1,050,000	2,050
Aracruz Celulose SA, Class B, preferred nominative (ADR)	54,000	356
		70,358

HEALTH CARE — 4.76%
Novo Nordisk A/S, Class B1	350,320	16,788
Cochlear Ltd.[1]	438,000	15,281
Krka, dd, Novo mesto[1]	184,640	13,001
Teva Pharmaceutical Industries Ltd. (ADR)	155,000	6,983
Baxter International Inc.	122,000	6,249
Richter Gedeon NYRT[1]	7,400	809
		59,111

UTILITIES — 2.74%
Cia. Energética de Minas Gerais — Cemig, preferred nominative	620,000	9,285
China Resources Power Holdings Co. Ltd.[1]	3,924,000	8,210
CLP Holdings Ltd.[1]	887,000	6,095
Cheung Kong Infrastructure Holdings Ltd.[1]	1,505,000	6,021
NTPC Ltd.[1]	910,000	3,247
Veolia Environnement[1]	55,125	1,147
		34,005

MISCELLANEOUS — 3.11%
Other common stocks in initial period of acquisition		38,653

Total common stocks (cost: $1,158,304,000)		878,328

Rights & warrants — 0.03%

MISCELLANEOUS — 0.03%
Other rights & warrants in initial period of acquisition		403

Total rights & warrants (cost: $26,000)		403

	Principal amount	Value
Bonds, notes & other debt instruments — 12.19%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 11.10%
Brazilian Treasury Bill 6.00% 2010[1,4]	BRL7,093	$3,080
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,417
Brazilian Treasury Bill 6.00% 2011[1,4]	BRL 908	392
Brazil (Federal Republic of) 10.00% 2014[1]	6,600	2,675
Brazilian Treasury Bill 6.00% 2015[1,4]	4,273	1,775
Brazil (Federal Republic of) Global 12.50% 2016	1,500	687
Brazil (Federal Republic of) Global 6.00% 2017	$2,375	2,381
Brazil (Federal Republic of) 10.00% 2017[1]	BRL8,500	3,294
Brazil (Federal Republic of) Global 8.00% 2018[5]	$3,334	3,654
Brazil (Federal Republic of) Global 5.875% 2019	850	831
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,180
Brazil (Federal Republic of) Global 12.50% 2022	BRL2,600	1,185
Brazil (Federal Republic of) Global 8.875% 2024	$100	116
Brazil (Federal Republic of) Global 10.125% 2027	1,425	1,831
Brazil (Federal Republic of) Global 7.125% 2037	400	403
Brazil (Federal Republic of) Global 11.00% 2040	13,375	17,053
Brazilian Treasury Bill 6.00% 2045[1,4]	BRL3,561	1,358
United Mexican States Government Global 9.875% 2010	$4,125	4,414
United Mexican States Government 9.00% 2012	MXN10,000	757
United Mexican States Government Global 6.375% 2013	$3,875	4,107
United Mexican States Government, Series MI10, 8.00% 2013	MXN7,671	559
United Mexican States Government Global 5.875% 2014	$500	520
United Mexican States Government, Series MI10, 9.50% 2014	MXN33,500	2,604
United Mexican States Government Global 6.625% 2015	$100	106
United Mexican States Government, Series M10, 8.00% 2015	MXN23,000	1,662
United Mexican States Government Global 5.625% 2017	$3,400	3,342
United Mexican States Government Global 5.95% 2019	780	764
United Mexican States Government, Series M20, 10.00% 2024	MXN25,000	2,073
United Mexican States Government Global 7.50% 2033	$350	366
United Mexican States Government Global 6.05% 2040	780	671
Turkey (Republic of) 14.00% 2011	TRY7,400	4,473
Turkey (Republic of) 10.00% 2012[1,4]	3,590	2,025
Turkey (Republic of) 16.00% 2012	2,500	1,543
Turkey (Republic of) 16.00% 2013	1,650	1,005
Turkey (Republic of) 7.25% 2015	$1,700	1,691
Turkey (Republic of) 7.00% 2016	2,800	2,702
Turkey (Republic of) 6.75% 2018	2,500	2,319
Turkey (Republic of) 7.00% 2019	1,000	932
Turkey (Republic of) 6.875% 2036	1,200	960
Colombia (Republic of) Global 11.75% 2010	COP6,000,000	2,436
Colombia (Republic of) Global 10.00% 2012	$3,300	3,787
Colombia (Republic of) Global 10.75% 2013	1,360	1,614
Colombia (Republic of) Global 8.25% 2014	700	780
Colombia (Republic of) Global 12.00% 2015	COP3,380,000	1,492
Colombia (Republic of) Global 7.375% 2017	$2,800	2,848
Colombia (Republic of) Global 11.75% 2020	315	394
Colombia (Republic of) Global 8.125% 2024	500	505
Colombia (Republic of) Global 9.85% 2027	COP1,810,000	705
Colombia (Republic of) Global 7.375% 2037	$2,499	2,243
Russian Federation 8.25% 2010[5]	1,600	1,652
Russian Federation 8.25% 2010[3,5]	126	130
Russian Federation 7.50% 2030[5]	4,128	3,901
Russian Federation 7.50% 2030[3,5]	3,270	3,090
Peru (Republic of) 8.375% 2016	4,953	5,525
Peru (Republic of) 7.125% 2019	300	307
Peru (Republic of) 7.35% 2025	500	505
Peru (Republic of) 6.55% 2037[5]	782	704
Philippines (Republic of) 8.25% 2014	1,000	1,132
Philippines (Republic of) 9.875% 2019	2,200	2,629
Philippines (Republic of) 7.75% 2031	2,235	2,294
Panama (Republic of) Global 7.25% 2015	1,175	1,204
Panama (Republic of) Global 7.125% 2026	890	845
Panama (Republic of) Global 8.875% 2027	300	323
Panama (Republic of) Global 9.375% 2029	1,148	1,266
Panama (Republic of) Global 6.70% 2036[5]	1,824	1,610
Polish Government 5.00% 2013	PLN2,980	822
Polish Government 5.25% 2013	4,550	1,273
Polish Government 5.00% 2015	$300	284
Polish Government 5.25% 2017	PLN1,200	323
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP3,425	598
Egypt (Arab Republic of) 9.10% 2010	1,000	176
Egypt (Arab Republic of) 8.60% 2011	4,560	793
Egypt (Arab Republic of) 8.75% 2012	3,000	468
Dominican Republic 9.50% 2011[5]	$192	180
Dominican Republic 9.04% 2018[5]	437	341
Dominican Republic 8.625% 2027[3,5]	2,150	1,344
Malaysian Government 3.756% 2011	MYR6,300	1,770
Argentina (Republic of) 5.83% 2033[1,4,5,6]	ARS 6,222	331
Argentina (Republic of) GDP-Linked 2035	43,865	466
Argentina (Republic of) 0.63% 2038[1,4,5]	10,283	76
South Africa (Republic of) 6.50% 2014	$350	352
Czech Republic, Series 51, 4.00% 2017	CZK4,201	190
Hungarian Government 6.00% 2012	HUF50,300	176
		137,791

ENERGY — 0.66%
Gaz Capital SA 7.343% 2013	$100	88
Gaz Capital SA 8.146% 2018	3,380	2,789
Gazprom International SA 7.201% 2020[5]	1,467	1,309
Gaz Capital SA, Series 9, 6.51% 2022	1,500	971
Gaz Capital SA 6.51% 2022[3]	600	389
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	375	334
Gaz Capital SA 7.288% 2037	1,600	1,040
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,289
		8,209

MATERIALS — 0.20%
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	975	935
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	370	346
Vale Overseas Ltd. 6.25% 2017	800	792
C10 Capital (SPV) Ltd. 6.722% (undated)[3,7]	1,000	351
		2,424

UTILITIES — 0.16%
AES Panamá, SA 6.35% 2016[3]	1,100	989
Enersis SA 7.375% 2014	650	676
AES Gener SA 7.50% 2014	250	257
		1,922

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 2014[3]	850	548

INDUSTRIALS — 0.03%
TFM, SA de CV 9.375% 2012	400	366

Total bonds, notes & other debt instruments (cost: $162,237,000)		151,260

Short-term securities — 16.95%

U.S. Treasury Bills 0.236–0.335% due 4/9–9/15/2009	55,500	55,462
Fannie Mae 0.308%–0.52% due 5/26–7/29/2009	45,900	45,868
Freddie Mac 0.33%–0.58% due 5/4–8/24/2009	37,100	37,053
International Bank for Reconstruction and Development 0.25%–0.50% due 5/18–9/15/2009	24,900	24,869
Federal Home Loan Bank 0.26%–0.32% due 4/9–4/17/2009	17,700	17,697
Société Générale North America, Inc. 0.19% due 4/1/2009	15,700	15,700
Lloyds Bank PLC 1.07% due 4/9/2009	9,000	8,998
Shell International Finance BV 0.40% due 4/30/2009[3]	4,700	4,698

Total short-term securities (cost: $210,330,000)		210,345

Total investment securities (cost: $1,530,897,000)		1,240,336
Other assets less liabilities		915

Net assets		$1,241,251

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $631,149,000, which represented 50.85% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,114,000, which represented 1.30% of the net assets of the fund.

[4]	Index-linked bond whose principal amount moves with a government retail price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
HUF = Hungarian forints
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
TRY = New Turkish liras

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

	Investment securities		Forward currency contracts

Level 1 — Quoted prices	$262,584
Level 2 — Other significant observable inputs	974,911	*	$(64	)†
Level 3 — Significant unobservable inputs	2,841
Total	$1,240,336

*
Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $602,549,000 of investment securities were classified as Level 2 instead of Level 1.

†	Forward currency contracts are not included in the investment portfolio

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$5,875
Net sales	(210)
Net realized loss	(107)
Net unrealized depreciation	(129)
Net transfers out of Level 3	(2,588)
Ending value at 3/31/2009	$2,841

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(129)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$88,141
Gross unrealized depreciation on investment securities	(382,943)
Net unrealized depreciation on investment securities	(294,802)
Cost of investment securities for federal income tax purposes	1,535,138

Blue Chip Income and Growth Fund
Investment portfolio

March 31, 2009
                                                                                                                                           unaudited

Common stocks — 93.12%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.88%
Microsoft Corp.	5,460,000	$100,300
Hewlett-Packard Co.	2,650,000	84,959
International Business Machines Corp.	830,000	80,419
Nokia Corp. (ADR)	4,500,000	52,515
Oracle Corp.[1]	2,350,000	42,464
Intel Corp.	2,200,000	33,110
Texas Instruments Inc.	1,900,000	31,369
Yahoo! Inc.[1]	1,989,600	25,487
Cisco Systems, Inc.[1]	1,300,000	21,801
Linear Technology Corp.	550,000	12,639
SAP AG (ADR)	255,000	8,999
Corning Inc.	500,000	6,635
KLA-Tencor Corp.	280,000	5,600
Maxim Integrated Products, Inc.	400,000	5,284
Google Inc., Class A1	14,000	4,873
Tyco Electronics Ltd.	400,000	4,416
		520,870

HEALTH CARE — 18.85%
Merck & Co., Inc.	2,965,000	79,314
Medtronic, Inc.	2,060,000	60,708
Aetna Inc.	2,162,420	52,612
Amgen Inc.[1]	875,000	43,330
Eli Lilly and Co.	1,125,000	37,586
Abbott Laboratories	750,000	35,775
AstraZeneca PLC (ADR)	975,000	34,564
UnitedHealth Group Inc.	1,500,000	31,395
Cardinal Health, Inc.	865,000	27,230
Pfizer Inc	1,900,000	25,878
Bristol-Myers Squibb Co.	1,125,000	24,660
Novartis AG (ADR)	300,000	11,349
Covidien Ltd.	175,000	5,817
		470,218

INDUSTRIALS — 14.09%
General Electric Co.	6,430,000	65,007
United Parcel Service, Inc., Class B	850,000	41,837
United Technologies Corp.	760,000	32,665
Boeing Co.	850,000	30,243
Illinois Tool Works Inc.	650,000	20,053
Norfolk Southern Corp.	592,800	20,007
Emerson Electric Co.	600,000	17,148
CSX Corp.	630,000	16,286
Rockwell Automation	700,000	15,288
Burlington Northern Santa Fe Corp.	250,000	15,037
Waste Management, Inc.	500,000	12,800
Avery Dennison Corp.	550,000	12,287
Eaton Corp.	300,000	11,058
Union Pacific Corp.	250,000	10,277
Ingersoll-Rand Co. Ltd., Class A	600,000	8,280
Pitney Bowes Inc.	300,000	7,005
Southwest Airlines Co.	1,000,000	6,330
Tyco International Ltd.	300,000	5,868
Lockheed Martin Corp.	60,000	4,142
		351,618

CONSUMER DISCRETIONARY — 10.88%
Lowe’s Companies, Inc.	3,800,000	69,350
Target Corp.	1,765,000	60,698
Leggett & Platt, Inc.	2,000,000	25,980
CBS Corp., Class B	6,000,000	23,040
Time Warner Inc.	1,120,001	21,616
Carnival Corp., units	650,000	14,040
Harley-Davidson, Inc.	860,000	11,516
Mattel, Inc.	700,000	8,071
Home Depot, Inc.	300,000	7,068
Johnson Controls, Inc.	432,100	5,185
News Corp., Class A	771,400	5,107
Honda Motor Co., Ltd. (ADR)	180,000	4,266
Time Warner Cable Inc.[1]	167,340	4,150
Royal Caribbean Cruises Ltd.	500,000	4,005
Magna International Inc., Class A	115,000	3,076
Whirlpool Corp.	85,700	2,536
Daimler AG (New York registered)	70,000	1,788
		271,492

TELECOMMUNICATION SERVICES — 7.73%
AT&T Inc.	4,400,000	110,880
Verizon Communications Inc.	2,000,000	60,400
Embarq Corp.	310,000	11,734
Qwest Communications International Inc.	2,850,000	9,747
		192,761

ENERGY — 7.58%
ConocoPhillips	1,355,000	53,062
Schlumberger Ltd.	1,250,000	50,775
Royal Dutch Shell PLC, Class A (ADR)	800,000	35,440
Exxon Mobil Corp.	200,000	13,620
EOG Resources, Inc.	200,000	10,952
Marathon Oil Corp.	332,700	8,747
Spectra Energy Corp	541,700	7,660
Halliburton Co.	250,000	3,867
Eni SpA (ADR)	70,000	2,682
Baker Hughes Inc.	80,000	2,284
		189,089

CONSUMER STAPLES — 5.82%
Walgreen Co.	1,107,083	28,740
PepsiCo, Inc.	550,000	28,314
Kimberly-Clark Corp.	555,000	25,591
Kellogg Co.	592,000	21,685
ConAgra Foods, Inc.	1,200,000	20,244
General Mills, Inc.	250,000	12,470
Avon Products, Inc.	280,000	5,384
H.J. Heinz Co.	80,000	2,645
		145,073

FINANCIALS — 3.86%
JPMorgan Chase & Co.	1,300,000	34,554
Bank of America Corp.	2,500,000	17,050
Citigroup Inc.	6,250,000	15,812
Capital One Financial Corp.	900,000	11,016
HSBC Holdings PLC (ADR)	318,749	8,995
Bank of New York Mellon Corp.	160,000	4,520
XL Capital Ltd, Class A	530,000	2,894
American International Group, Inc.	500,000	500
Freddie Mac	650,000	494
Fannie Mae	485,800	340
Washington Mutual, Inc.[2]	228,571	13
Washington Mutual, Inc.[2,3]	480,000	—
		96,188

UTILITIES — 1.92%
FPL Group, Inc.	400,000	20,292
Southern Co.	500,000	15,310
Xcel Energy Inc.	250,000	4,657
Duke Energy Corp.	260,000	3,723
PPL Corp.	100,000	2,871
FirstEnergy Corp.	25,901	1,000
		47,853

MATERIALS — 0.56%
Air Products and Chemicals, Inc.	250,000	14,062

MISCELLANEOUS — 0.95%
Other common stocks in initial period of acquisition		23,787

Total common stocks (cost: $3,437,921,000)		2,323,011

Preferred stocks — 0.00%

FINANCIALS — 0.00%
Bank of America Corp., Series K, 8.00% noncumulative[4]	275,000	110
Bank of America Corp., Series M, 8.125% noncumulative[4]	175,000	72

Total preferred stocks (cost: $149,000)		182

Rights & warrants — 0.00%	Shares	Value (000)

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,2,3]	60,000	$—

Total rights & warrants (cost: $230,000)		—

Convertible securities — 0.08%

MISCELLANEOUS — 0.08%
Other convertible securities in initial period of acquisition		2,086

Total convertible securities (cost: $3,079,000)		2,086

	Principal amount
Short-term securities — 6.81%	(000)

Federal Home Loan Bank 0.15%–0.44% due 4/6–7/16/2009	$51,300	51,269
Chevron Funding Corp. 0.23% due 4/7/2009	25,000	24,999
Freddie Mac 0.27% due 7/30/2009	20,600	20,579
Abbott Laboratories 0.25% due 6/9/2009[5]	20,500	20,489
U.S. Treasury Bills 0.215%–0.275% due 4/30–7/30/2009	19,300	19,287
Emerson Electric Co. 0.20% due 4/21/2009[5]	11,400	11,399
General Electric Capital Corp. 0.08% due 4/1/2009	9,600	9,600
Fannie Mae 0.37% due 5/18/2009	8,100	8,096
General Dynamics Corp. 0.30% due 4/20/2009[5]	4,100	4,099

Total short-term securities (cost: $169,836,000)		169,817

Total investment securities (cost: $3,611,215,000)		2,495,096
Other assets less liabilities		(338)

Net assets		$2,494,758

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Washington Mutual, Inc.	4/8/2008	$2,000	$13	.00%
Washington Mutual, Inc.	4/8/2008	3,970	—	.00
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	230	—	.00

Total restricted securities		$6,200	$13	.00%

[3]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,985,000, which represented .08% of the net assets of the fund.

[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,987,000, which represented 1.44% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities

Level 1 – Quoted prices	$2,323,111
Level 2 – Other significant observable inputs	170,000
Level 3 – Significant unobservable inputs	1,985
Total	$2,495,096

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$—
Net purchases	3,000
Net unrealized depreciation	(1,015)
Ending value at 3/31/2009	$1,985

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(1,015)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$96,838
Gross unrealized depreciation on investment securities	(1,239,569)
Net unrealized depreciation on investment securities	(1,142,731)
Cost of investment securities for federal income tax purposes	3,637,827

Global Growth and Income Fund
Investment portfolio

March 31, 2009
 unaudited

Common stocks — 83.91%	Shares	Value (000)

INFORMATION TECHNOLOGY — 13.87%
Microsoft Corp.	2,960,000	$54,375
Samsung Electronics Co., Ltd.[1]	59,000	24,562
International Business Machines Corp.	200,000	19,378
Google Inc., Class A2	51,000	17,751
Novellus Systems, Inc.[2]	1,000,000	16,630
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,618,220	14,483
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	1,200,000	1,828
KLA-Tencor Corp.	500,000	10,000
HTC Corp.[1]	732,600	9,073
Cisco Systems, Inc.[2]	502,000	8,419
Automatic Data Processing, Inc.	205,000	7,208
Mediatek Incorporation[1]	735,000	6,961
STMicroelectronics NV1	1,000,000	5,014
Nokia Corp.[1]	353,400	4,131
Lite-On Technology Corp.[1]	6,030,752	4,086
Yahoo! Inc.[2]	221,000	2,831
Apple Inc.[2]	20,000	2,103
Tyco Electronics Ltd.	100,000	1,104
		209,937

TELECOMMUNICATION SERVICES — 11.77%
Telefónica, SA1	2,118,000	42,240
Verizon Communications Inc.	850,000	25,670
AT&T Inc.	1,000,000	25,200
Qwest Communications International Inc.	7,100,000	24,282
Koninklijke KPN NV1	1,382,000	18,455
China Mobile Ltd.[1]	930,000	8,096
Bell Aliant Regional Communications Income Fund	380,000	7,255
SOFTBANK CORP.[1]	567,000	7,244
China Unicom (Hong Kong) Ltd.[1]	5,173,948	5,422
Far EasTone Telecommunications Co., Ltd.[1]	3,716,913	3,824
Telefónica 02 Czech Republic, AS1	165,000	3,272
Telekomunikacja Polska SA1	575,200	3,106
Vodafone Group PLC[1]	1,706,000	2,976
Telecom Italia SpA, nonvoting[1]	1,095,314	1,115
		178,157

MATERIALS — 11.34%
Yamana Gold Inc.	4,000,000	37,294
Newmont Mining Corp.	800,000	35,808
Barrick Gold Corp.	950,000	30,799
Rio Tinto PLC[1]	500,000	16,717
BHP Billiton Ltd.[1]	258,000	5,748
BHP Billiton Ltd. (ADR)	110,000	4,906
United States Steel Corp.	500,000	10,565
Alcoa Inc.	900,000	6,606
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	570,000	6,430
Grupo México, SAB de CV, Series B	7,895,486	5,812
Gold Fields Ltd.[1]	500,000	5,651
Impala Platinum Holdings Ltd.[1]	316,648	5,339
		171,675

CONSUMER STAPLES — 9.15%
Diageo PLC[1]	2,236,000	25,210
Anheuser-Busch InBev NV1	750,000	20,680
British American Tobacco PLC[1]	655,000	15,144
Shoppers Drug Mart Corp.	374,500	12,857
Tesco PLC[1]	2,555,000	12,210
Nestlé SA1	221,000	7,468
SYSCO Corp.	325,000	7,410
C&C Group PLC[1]	4,000,000	6,898
Coca-Cola Amatil Ltd.[1]	1,066,728	6,433
Coca-Cola Co.	143,000	6,285
Beiersdorf AG1	125,000	5,613
Avon Products, Inc.	133,000	2,557
Kraft Foods Inc., Class A	98,000	2,184
L’Oréal SA1	27,500	1,894
Unilever NV, depository receipts[1]	90,300	1,783
SABMiller PLC[1]	100,000	1,489
Philip Morris International Inc.	40,000	1,423
Wal-Mart de México, SAB de CV, Series V	408,100	954
		138,492

FINANCIALS — 9.06%
Macquarie Group Ltd.[1]	805,000	15,211
Industrial and Commercial Bank of China Ltd., Class H1	24,137,000	12,556
People’s United Financial, Inc.	585,000	10,512
Berkshire Hathaway Inc., Class B2	3,720	10,490
PNC Financial Services Group, Inc.	341,804	10,011
JPMorgan Chase & Co.	325,000	8,639
QBE Insurance Group Ltd.[1]	585,000	7,863
Champion Real Estate Investment Trust[1]	30,418,000	7,263
Fairfax Financial Holdings Ltd.	27,000	6,972
Macquarie International Infrastructure Fund Ltd.[1]	36,200,164	6,906
Prudential PLC[1]	1,385,000	6,664
Unibail-Rodamco, non-registered shares[1]	42,000	5,967
China Life Insurance Co. Ltd., Class H1	1,749,000	5,755
AXA SA1	407,222	4,938
Allianz SE1	41,500	3,491
Citigroup Inc.	1,000,000	2,530
Singapore Exchange Ltd.[1]	745,000	2,500
BNP Paribas SA1	58,500	2,408
Banco Santander, SA1	300,000	2,060
Frasers Commercial Trust[1]	16,000,000	1,473
ING Groep NV, depository receipts[1]	200,000	1,116
M&T Bank Corp.	21,408	969
Société Générale[1]	10,000	392
U.S. Bancorp	26,790	391
		137,077

HEALTH CARE — 7.02%
Merck & Co., Inc.	842,000	22,524
Roche Holding AG1	117,850	16,153
UCB SA1	500,000	14,727
Bayer AG, non-registered shares[1]	293,000	14,017
Schering-Plough Corp.	500,000	11,775
Novo Nordisk A/S, Class B1	140,000	6,709
Abbott Laboratories	130,000	6,201
Johnson & Johnson	102,000	5,365
CSL Ltd.[1]	170,000	3,845
Smith & Nephew PLC[1]	415,000	2,561
Sonic Healthcare Ltd.[1]	300,000	2,316
		106,193

INDUSTRIALS — 6.31%
Schneider Electric SA1	256,000	16,973
Joy Global Inc.	550,000	11,715
Waste Management, Inc.	425,000	10,880
General Electric Co.	1,000,000	10,110
Emerson Electric Co.	290,000	8,288
Österreichische Post AG1	210,000	6,230
Tyco International Ltd.	300,000	5,868
Rickmers Maritime[1,3]	24,394,000	5,528
Finmeccanica SpA[1]	382,583	4,753
Murray & Roberts Holdings Ltd.[1]	640,000	2,761
Siemens AG1	46,500	2,659
URS Corp.[2]	64,000	2,586
Capita Group PLC[1]	262,000	2,543
ABB Ltd[1,2]	168,500	2,347
SembCorp Industries Ltd[1]	1,460,000	2,282
		95,523

ENERGY — 6.17%
TOTAL SA1	490,000	24,267
China National Offshore Oil Corp.[1]	20,000,000	19,831
Baker Hughes Inc.	500,000	14,275
EnCana Corp.	267,000	10,913
Saipem SpA, Class S1	592,000	10,547
Royal Dutch Shell PLC, Class A (ADR)	129,000	5,715
Tenaris SA (ADR)	181,000	3,651
Diamond Offshore Drilling, Inc.	41,000	2,577
Reliance Industries Ltd.[1]	53,000	1,590
		93,366

CONSUMER DISCRETIONARY — 5.90%
McDonald’s Corp.	230,000	12,551
Toyota Motor Corp.[1]	378,000	12,128
Carnival Corp., units	500,000	10,800
Virgin Media Inc.[2]	2,015,000	9,672
Carphone Warehouse Group PLC[1]	5,021,100	9,031
Yue Yuen Industrial (Holdings) Ltd.[1]	3,403,500	7,811
Esprit Holdings Ltd.[1]	1,177,000	6,076
Honda Motor Co., Ltd.[1]	218,000	5,218
Time Warner Inc.	160,000	3,088
News Corp., Class A	425,000	2,814
Saks Inc.[2]	1,200,000	2,244
adidas AG1	62,700	2,088
GOME Electrical Appliances Holding Ltd.[1]	20,515,000	2,065
H & M Hennes & Mauritz AB, Class B1	48,400	1,813
Bosideng International Holdings Ltd.[1]	23,678,000	1,681
Liberty Media Corp., Liberty Interactive, Series A2	53,848	156
		89,236

UTILITIES — 2.60%
GDF Suez[1]	400,000	13,733
Exelon Corp.	150,000	6,809
Electricité de France SA1	125,000	4,902
DUET Group[1]	3,808,946	4,316
CLP Holdings Ltd.[1]	440,000	3,024
Hongkong Electric Holdings Ltd.[1]	398,500	2,365
Reliant Energy, Inc.[2]	673,000	2,147
China Resources Power Holdings Co. Ltd.[1]	1,021,000	2,136
		39,432

MISCELLANEOUS — 0.72%
Other common stocks in initial period of acquisition		10,830

Total common stocks (cost: $1,844,149,000)		1,269,918

Preferred stocks — 1.19%

FINANCIALS — 1.19%
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,5]	13,975,000	11,326
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[4]	800,000	631
Woori Bank 6.208%[4,5]	4,700,000	1,939
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	3,955,000	880
Shinsei Finance (Cayman) Ltd. 6.418% noncumulative[4,5]	4,322,000	794
Bank of America Corp., Series K, 8.00% noncumulative[5]	3,000,000	1,203
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	2,355,000	1,084
Shinhan Bank 5.663%[5]	335,000	157
Shinhan Bank 6.819%[5]	100,000	49

Total preferred stocks (cost: $28,107,000)		18,063

Convertible securities — 0.53%

MISCELLANEOUS — 0.53%
Other convertible securities in initial period of acquisition		7,958

Total convertible securities (cost: $6,000,000)		7,958

	Principal amount	Value
Bonds, notes & other debt instruments — 4.04%	(000)	(000)

FINANCIALS — 1.17%
Sovereign Bancorp, Inc. 8.75% 2018	8,850	7,921
Zions Bancorporation 5.50% 2015	6,500	4,235
iStar Financial, Inc. 8.625% 2013	6,000	1,921
Resona Bank, Ltd. 5.85% (undated)[4,5]	3,365	1,718
Bank of America Corp. 4.25% 2010	90	86
Bank of America Corp. 4.375% 2010	1,015	959
Bank of America Corp. 4.50% 2010	160	152
First Tennessee Bank 5.05% 2015	1,100	740
		17,732

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.67%
Brazil (Federal Republic of) 10.00% 2014[1]	BRL 9,200	3,728
Brazil (Federal Republic of) 10.00% 2017[1]	16,500	6,394
		10,122

MORTGAGE-BACKED OBLIGATIONS[6] — 0.64%
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.872% 2037[5]	$12,794	4,870
Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 2-A-1, 6.50% 2037	7,149	4,781
		9,651

INFORMATION TECHNOLOGY — 0.35%
NXP BV and NXP Funding LLC 3.844% 2013[5]	7,200	1,242
NXP BV and NXP Funding LLC 7.875% 2014	11,550	2,743
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014[6,7]	2,500	1,341
		5,326

CONSUMER DISCRETIONARY — 0.34%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	1,275	1,206
DaimlerChrysler North America Holding Corp. 7.75% 2011	420	414
DaimlerChrysler North America Holding Corp. 7.30% 2012	876	840
DaimlerChrysler North America Holding Corp. 6.50% 2013	2,325	2,109
MGM MIRAGE 8.50% 2010	1,525	633
		5,202

TELECOMMUNICATION SERVICES — 0.33%
Digicel Group Ltd. 12.00% 2014[4]	5,225	4,932

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.23%
CoBank ACB 1.92% 2022[4,5]	5,050	3,557

CONSUMER STAPLES — 0.18%
H.J. Heinz Co. 15.59% 2011[4,5]	2,400	2,722

INDUSTRIALS — 0.13%
Waste Management, Inc. 7.375% 2019	1,920	1,962

Total bonds, notes & other debt instruments (cost: $80,939,000)		61,206

	Principal amount	Value
Short-term securities — 9.91%	(000)	(000)

Fannie Mae 0.308%–0.52% due 5/26–7/29/2009	49,000	48,956
Federal Home Loan Bank 0.32%–0.56% due 4/9–8/11/2009	30,600	30,571
Freddie Mac 0.22%–0.56% due 5/27–8/17/2009	26,600	26,570
KfW 0.31% due 4/6/2009[4]	16,300	16,299
U.S. Treasury Bills 0.305%–0.365% due 6/11–7/23/2009	15,200	15,192
BASF AG 0.55% due 4/8/2009[4]	7,200	7,199
International Bank for Reconstruction and Development 0.50% due 9/15/2009	5,200	5,187

Total short-term securities (cost: $149,949,000)		149,974

Total investment securities (cost: $2,109,144,000)		1,507,119
Other assets less liabilities		6,395

Net assets		$1,513,514

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $637,227,000, which represented 42.10% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $53,081,000, which represented 3.51% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,341,000, which represented .09% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the three months ended March 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/09 (000)

Rickmers Maritime	24,370,000	24,000	—	24,394,000	$549	$5,528

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$642,813
Level 2 — Other significant observable inputs	862,241	*
Level 3 — Significant unobservable inputs	2,065
Total	$1,507,119

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $620,723,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$13,351
Net sales	(5,402)
Net realized loss	(13,528)
Net unrealized appreciation	13,071
Net transfers out of Level 3	(5,427)
Ending value at 3/31/2009	$2,065

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(180)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$28,508
Gross unrealized depreciation on investment securities	(630,995)
Net unrealized depreciation on investment securities	(602,487)
Cost of investment securities for federal income tax purposes	2,109,606

Growth-Income Fund
Investment portfolio

March 31, 2009
 unaudited

Common stocks — 83.83%	Shares	Value (000)

INFORMATION TECHNOLOGY — 23.23%
Oracle Corp.[1]	26,067,500	$471,040
Microsoft Corp.	19,600,100	360,054
Hewlett-Packard Co.	10,250,000	328,615
Yahoo! Inc.[1]	24,560,000	314,614
Google Inc., Class A1	725,100	252,378
Intel Corp.	16,600,000	249,830
International Business Machines Corp.	2,500,000	242,225
Cisco Systems, Inc.[1]	13,240,000	222,035
Corning Inc.	13,000,000	172,510
SAP AG2	2,736,574	97,044
SAP AG (ADR)	920,000	32,467
Nokia Corp.[2]	8,205,000	95,920
Flextronics International Ltd.[1]	30,914,800	89,344
NVIDIA Corp.[1]	8,300,000	81,838
Linear Technology Corp.	3,500,000	80,430
Xilinx, Inc.	3,869,200	74,134
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	46,315,214	70,549
HTC Corp.[2]	5,309,500	65,755
Automatic Data Processing, Inc.	1,516,000	53,303
Paychex, Inc.	2,025,141	51,985
HOYA CORP.[2]	2,604,600	51,576
eBay Inc.[1]	4,000,000	50,240
Intuit Inc.[1]	1,800,000	48,600
QUALCOMM Inc.	1,150,000	44,747
Texas Instruments Inc.	2,625,000	43,339
Maxim Integrated Products, Inc.	2,700,000	35,667
Analog Devices, Inc.	1,750,000	33,722
Redecard SA, ordinary nominative	2,393,650	29,154
Motorola, Inc.	6,362,500	26,913
Affiliated Computer Services, Inc., Class A1	503,400	24,108
KLA-Tencor Corp.	1,200,000	24,000
Symantec Corp.[1]	1,600,000	23,904
Autodesk, Inc.[1]	1,400,000	23,534
Microchip Technology Inc.	820,000	17,376
EMC Corp.[1]	1,475,000	16,815
Tyco Electronics Ltd.	1,047,500	11,564
Visa Inc., Class A	202,088	11,236
Canon, Inc.[2]	300,000	8,754
Advanced Micro Devices, Inc.[1]	2,000,000	6,100
Western Union Co.	400,000	5,028
MEMC Electronic Materials, Inc.[1]	300,000	4,947
Apple Inc.[1]	10,000	1,051
		3,948,445

CONSUMER DISCRETIONARY — 11.30%
Time Warner Inc.	11,649,590	224,837
Lowe’s Companies, Inc.	11,180,477	204,044
Target Corp.	5,678,912	195,298
Best Buy Co., Inc.	4,800,000	182,208
News Corp., Class A	13,055,200	86,425
Time Warner Cable Inc.[1]	3,427,241	84,996
Staples, Inc.	3,900,000	70,629
Carnival PLC[2]	2,949,590	66,722
Amazon.com, Inc.[1]	905,000	66,463
Mattel, Inc.	5,400,000	62,262
Vivendi SA2	2,300,000	60,685
Omnicom Group Inc.	2,590,000	60,606
Magna International Inc., Class A	2,188,500	58,542
Walt Disney Co.	3,000,000	54,480
Royal Caribbean Cruises Ltd.	6,370,000	51,024
Fiat SpA[2]	7,000,000	48,891
D.R. Horton, Inc.	5,000,000	48,500
Carnival Corp., units	2,124,200	45,883
VF Corp.	800,000	45,688
Abercrombie & Fitch Co., Class A	1,500,000	35,700
Toyota Motor Corp.[2]	900,000	28,876
Harley-Davidson, Inc.	1,950,000	26,110
Kohl’s Corp.[1]	600,000	25,392
Comcast Corp., Class A	1,800,000	24,552
McDonald’s Corp.	400,000	21,828
SEGA SAMMY HOLDINGS INC.[2]	1,880,000	16,585
Home Depot, Inc.	600,000	14,136
Office Depot, Inc.[1]	6,000,000	7,860
Harman International Industries, Inc.	185,000	2,503
		1,921,725

INDUSTRIALS — 10.83%
United Parcel Service, Inc., Class B	4,250,000	209,185
United Technologies Corp.	4,075,000	175,143
General Electric Co.	14,020,000	141,742
Norfolk Southern Corp.	3,446,900	116,333
Precision Castparts Corp.	1,654,000	99,075
General Dynamics Corp.	2,357,000	98,028
3M Co.	1,850,000	91,982
Avery Dennison Corp.	3,955,000	88,355
CSX Corp.	3,403,023	87,968
Burlington Northern Santa Fe Corp.	1,431,000	86,075
Union Pacific Corp.	1,687,600	69,377
Southwest Airlines Co.	10,945,000	69,282
Lockheed Martin Corp.	965,000	66,614
Boeing Co.	1,600,000	56,928
Tyco International Ltd.	2,830,075	55,356
Waste Management, Inc.	2,150,000	55,040
FANUC LTD[2]	800,000	54,848
Rockwell Automation	1,900,000	41,496
Emerson Electric Co.	1,400,000	40,012
Pitney Bowes Inc.	1,552,200	36,244
Deere & Co.	1,050,000	34,513
Eaton Corp.	800,000	29,488
Ingersoll-Rand Co. Ltd., Class A	1,900,000	26,220
Continental Airlines, Inc., Class B1	800,000	7,048
AMR Corp.[1]	1,500,000	4,785

		1,841,137

HEALTH CARE — 9.96%
Merck & Co., Inc.	5,800,000	155,150
Medtronic, Inc.	5,115,000	150,739
Schering-Plough Corp.	6,052,300	142,532
Aetna Inc.	5,324,900	129,555
Roche Holding AG2	925,000	126,786
Abbott Laboratories	2,400,000	114,480
Cardinal Health, Inc.	2,875,000	90,505
Medco Health Solutions, Inc.[1]	1,800,000	74,412
UnitedHealth Group Inc.	3,500,000	73,255
Amgen Inc.[1]	1,308,000	64,772
Hologic, Inc.[1]	4,931,300	64,551
Eli Lilly and Co.	1,850,000	61,808
CIGNA Corp.	3,000,000	52,770
Novartis AG (ADR)	1,300,000	49,179
Pfizer Inc	3,460,000	47,125
McKesson Corp.	1,250,000	43,800
WellPoint, Inc.[1]	1,000,000	37,970
AstraZeneca PLC (ADR)	678,400	24,049
AstraZeneca PLC (Sweden)[2]	242,000	8,514
Myriad Genetics, Inc.[1]	711,800	32,365
ResMed Inc[1]	800,000	28,272
Teva Pharmaceutical Industries Ltd. (ADR)	515,000	23,201
Masimo Corp.[1]	750,000	21,735
Covidien Ltd.	578,750	19,238
Bristol-Myers Squibb Co.	780,000	17,098
Thermo Fisher Scientific Inc.[1]	390,000	13,911
St. Jude Medical, Inc.[1]	360,000	13,079
Johnson & Johnson	200,000	10,520
ev3 Inc.[1]	234,900	1,668
		1,693,039

ENERGY — 7.45%
Schlumberger Ltd.	5,475,000	222,394
Chevron Corp.	2,913,200	195,884
ConocoPhillips	3,318,200	129,941
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	88,600
Royal Dutch Shell PLC, Class B (ADR)	831,402	36,257
Royal Dutch Shell PLC, Class B2	139,816	3,060
Marathon Oil Corp.	4,325,000	113,704
Halliburton Co.	5,530,000	85,549
Baker Hughes Inc.	2,975,000	84,936
Hess Corp.	1,330,000	72,086
Devon Energy Corp.	1,475,000	65,918
Eni SpA[2]	2,250,000	43,258
EOG Resources, Inc.	700,000	38,332
China National Offshore Oil Corp.[2]	35,000,000	34,704
Canadian Natural Resources, Ltd.	585,000	22,665
Exxon Mobil Corp.	250,000	17,025
Smith International, Inc.	238,800	5,129
Spectra Energy Corp	332,500	4,702
OAO Gazprom (ADR)[2]	142,100	2,088
		1,266,232

CONSUMER STAPLES — 6.74%
PepsiCo, Inc.	4,968,419	255,774
Philip Morris International Inc.	6,475,000	230,380
Molson Coors Brewing Co., Class B	4,781,900	163,924
Avon Products, Inc.	5,207,674	100,144
Wal-Mart Stores, Inc.	1,600,000	83,360
Kraft Foods Inc., Class A	3,025,000	67,427
CVS/Caremark Corp.	1,750,000	48,107
Colgate-Palmolive Co.	750,000	44,235
Sara Lee Corp.	5,000,000	40,400
Kellogg Co.	930,000	34,066
Walgreen Co.	1,000,000	25,960
Altria Group, Inc.	1,475,000	23,629
Groupe Danone SA2	325,000	15,842
Kimberly-Clark Corp.	280,000	12,911
		1,146,159

FINANCIALS — 4.31%
Bank of America Corp.	17,500,000	119,350
JPMorgan Chase & Co.	3,947,900	104,935
Bank of New York Mellon Corp.	2,928,405	82,727
HSBC Holdings PLC (ADR)	1,538,570	43,419
HSBC Holdings PLC (Hong Kong)[2]	5,600,000	31,285
State Street Corp.	1,769,200	54,456
Citigroup Inc.	20,000,000	50,600
Arthur J. Gallagher & Co.	2,925,000	49,725
Capital One Financial Corp.	3,750,000	45,900
American Express Co.	2,500,000	34,075
Banco Santander, SA2	4,687,500	32,184
Marsh & McLennan Companies, Inc.	1,455,000	29,464
Berkshire Hathaway Inc., Class A1	171	14,826
American International Group, Inc.	13,866,700	13,867
Allstate Corp.	635,000	12,160
Freddie Mac	9,940,000	7,554
XL Capital Ltd, Class A	662,440	3,617
Genworth Financial, Inc., Class A	696,500	1,323
Radian Group Inc.	660,000	1,201
Indiabulls Real Estate Ltd. (GDR)[2]	387,915	770
Washington Mutual, Inc.[2,3]	12,800,000	—
		733,438

TELECOMMUNICATION SERVICES — 4.31%
AT&T Inc.	9,350,000	235,620
Verizon Communications Inc.	6,014,831	181,648
Telephone and Data Systems, Inc.	3,100,700	82,200
Telephone and Data Systems, Inc., special common shares	2,300,900	54,416
Qwest Communications International Inc.	26,710,200	91,349
Sprint Nextel Corp., Series 1[1]	13,195,000	47,106
Embarq Corp.	1,057,500	40,026
		732,365

UTILITIES — 2.29%
Exelon Corp.	2,935,000	133,220
Dominion Resources, Inc.	2,500,000	77,475
Public Service Enterprise Group Inc.	1,785,000	52,604
PPL Corp.	1,700,000	48,807
FirstEnergy Corp.	930,000	35,898
FPL Group, Inc.	600,000	30,438
Duke Energy Corp.	665,000	9,523
American Electric Power Co., Inc.	67,900	1,715
		389,680

MATERIALS — 1.98%
Air Products and Chemicals, Inc.	2,000,000	112,500
Monsanto Co.	606,300	50,383
Sealed Air Corp.	3,200,000	44,160
Salzgitter AG2	511,743	28,645
SSAB Svenskt Stål AB, Class A2	3,276,684	27,775
Potash Corp. of Saskatchewan Inc.	285,000	23,031
Syngenta AG2	100,000	20,070
United States Steel Corp.	938,820	19,837
Mosaic Co.	157,531	6,613
MeadWestvaco Corp.	258,200	3,096
		336,110

MISCELLANEOUS — 1.43%
Other common stocks in initial period of acquisition		243,353

Total common stocks (cost: $20,181,335,000)		14,251,683

Preferred stocks — 0.04%

FINANCIALS — 0.04%
Bank of America Corp., Series M, 8.125% noncumulative[4]	13,022,000	5,356
Bank of America Corp., Series K, 8.00% noncumulative[4]	3,055,000	1,225

Total preferred stocks (cost: $6,768,000)		6,581

Rights & warrants — 0.02%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,2,3]	1,600,000	—

MISCELLANEOUS — 0.02%
Other rights & warrants in initial period of acquisition		4,366

Total rights & warrants (cost: $6,131,000)		4,366

Convertible securities — 0.55%

FINANCIALS — 0.35%
Citigroup Inc., Series D-1, 7.00% noncumulative convertible preferred[2]	1,777,000	58,791

MISCELLANEOUS — 0.20%
Other convertible securities in initial period of acquisition		34,434

Total convertible securities (cost: $133,131,000)		93,225

	Principal amount	Value
Bonds, notes & other debt instruments — 0.03%	(000)	(000)

CONSUMER STAPLES — 0.02%
H.J. Heinz Co. 15.59% 2011[4,5]	2,900	3,289

FINANCIALS — 0.01%
Bank of America Corp. 4.25% 2010	310	296
Bank of America Corp. 4.375% 2010	2,085	1,969
		2,265

Total bonds, notes & other debt instruments (cost: $5,336,000)		5,554

Short-term securities — 15.18%

Federal Home Loan Bank 0.19%–2.35% due 4/17–7/16/2009	580,300	580,000
U.S. Treasury Bills 0.14%–1.40% due 4/9–8/27/2009	567,600	567,388
Freddie Mac 0.19%–0.90% due 4/3–7/7/2009	435,900	435,643
Fannie Mae 0.20%–2.30% due 4/1–7/14/2009	322,348	322,169
United Parcel Service Inc. 0.22%–0.41% due 4/6–5/1/2009[5]	112,000	111,973
Abbott Laboratories 0.23%–0.25% due 5/14–6/2/2009[5]	102,000	101,958
Procter & Gamble International Funding S.C.A. 0.21%–0.42% due 5/8–6/15/2009[5]	77,500	77,460
International Bank for Reconstruction and Development 0.38% due 5/5/2009	50,000	49,978
Hewlett-Packard Co. 0.15%–0.40% due 4/2–4/15/2009[5]	46,800	46,798
Coca-Cola Co. 0.25% due 4/13/2009[5]	41,300	41,292
Jupiter Securitization Co., LLC 0.40% due 4/2/2009[5]	31,700	31,698
JPMorgan Chase & Co. 0.21% due 4/6/2009	6,400	6,400
Enterprise Funding Co. LLC 0.40% due 4/16/2009[5]	32,748	32,733
Wells Fargo & Co. 0.25% due 4/14/2009	32,200	32,197
Merck & Co. Inc. 0.28%–0.30% due 4/7–5/18/2009	27,500	27,490
Yale University 0.45% due 4/8/2009	25,000	24,998
Chevron Funding Corp. 0.25% due 4/28/2009	25,000	24,995
IBM Corp. 0.22% due 5/18/2009[5]	25,000	24,993
Campbell Soup Co. 0.26% due 5/11/2009[5]	25,000	24,993
Honeywell International Inc. 0.29% due 4/24/2009[5]	15,900	15,894

Total short-term securities (cost: $2,580,688,000)		2,581,050

Total investment securities (cost: $22,913,389,000)		16,942,459
Other assets less liabilities		59,050

Net assets		$17,001,509

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,164,659,000, which represented 6.85% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Washington Mutual, Inc.	4/08/2008	$105,869	—	.00%
Washington Mutual, Inc., warrants, expire 2013	4/08/2008	6,131	—	.00

Total restricted securities		$112,000	—	.00%

[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $513,081,000, which represented 3.02% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$13,174,445
Level 2 — Other significant observable inputs	3,709,223	*
Level 3 — Significant unobservable inputs	58,791
Total	$16,942,459

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,105,097,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$—
Net purchases	88,850
Net unrealized depreciation	(30,059)
Ending value at 3/31/2009	$58,791

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(30,059)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$595,466
Gross unrealized depreciation on investment securities	(6,901,089)
Net unrealized depreciation on investment securities	(6,305,623)
Cost of investment securities for federal income tax purposes	23,248,082

International Growth and Income Fund
Investment portfolio

March 31, 2009
 unaudited

Common stocks — 77.27%	Shares	Value (000)

CONSUMER DISCRETIONARY — 10.73%
Fiat SpA[1]	43,800	$306
Industria de Diseño Textil, SA1	7,150	278
Accor SA1	7,600	264
Belle International Holdings Ltd.[1]	518,000	263
Toyota Motor Corp.[1]	8,100	260
Vivendi SA1	9,200	243
Yue Yuen Industrial (Holdings) Ltd.[1]	97,000	223
Esprit Holdings Ltd.[1]	35,700	184
Peugeot SA1	9,600	181
Marks and Spencer Group PLC[1]	41,200	174
TUI Travel PLC[1]	45,000	148
H & M Hennes & Mauritz AB, Class B1	3,000	112
OPAP (Greek Organization of Football Prognostics) SA1	4,173	110
		2,746

TELECOMMUNICATION SERVICES — 10.70%
Telekom Austria AG, non-registered shares[1]	53,572	808
France Télécom SA1	31,860	723
América Móvil, SAB de CV, Series L (ADR)	18,300	496
Telecom Italia SpA, nonvoting[1]	255,000	260
Advanced Info Service PCL[1]	107,000	250
China Mobile Ltd.[1]	23,000	200
		2,737

INFORMATION TECHNOLOGY — 8.96%
HTC Corp.[1]	51,000	632
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	275,000	419
Nintendo Co., Ltd.[1]	1,200	352
Acer Inc.[1]	217,000	328
Quanta Computer Inc.[1]	182,000	231
Konica Minolta Holdings, Inc.[1]	17,000	147
Nippon Electric Glass Co., Ltd.[1]	16,000	114
Delta Electronics, Inc.[1]	38,000	70
		2,293

INDUSTRIALS — 8.84%
AB Volvo, Class B1	132,000	698
MAN AG1	10,120	441
Schneider Electric SA1	5,210	345
Sandvik AB1	51,522	295
Deutsche Post AG1	25,440	273
Legrand SA1	6,860	119
Geberit AG1	1,000	90
		2,261

ENERGY — 6.02%
China National Offshore Oil Corp.[1]	511,000	507
Eni SpA[1]	21,650	416
Woodside Petroleum Ltd.[1]	13,115	345
OAO Gazprom (ADR)[1]	18,500	272
		1,540

UTILITIES — 5.97%
RWE AG1	6,920	486
Hongkong Electric Holdings Ltd.[1]	68,500	407
GDF Suez[1]	11,300	388
E.ON AG1	8,850	246
		1,527

FINANCIALS — 5.71%
AXA SA1	42,898	520
Société Générale[1]	6,020	236
Aviva PLC[1]	54,500	168
Japan Real Estate Investment Corp.[1]	21	162
QBE Insurance Group Ltd.[1]	11,700	157
Banco Santander, SA1	19,200	132
Unibail-Rodamco, non-registered shares[1]	600	85
		1,460

HEALTH CARE — 5.57%
Novartis AG1	10,605	400
Bayer AG, non-registered shares[1]	6,900	330
Cochlear Ltd.[1]	8,150	284
Orion Oyj, Class B1	16,230	234
Sonic Healthcare Ltd.[1]	23,075	178
		1,426

MATERIALS — 5.12%
Akzo Nobel NV1	10,700	405
Israel Chemicals Ltd.[1]	40,200	331
Syngenta AG1	1,080	217
Koninklijke DSM NV1	7,400	194
Rio Tinto PLC[1]	4,850	162
		1,309

CONSUMER STAPLES — 4.94%
Philip Morris International Inc.	22,300	793
Wesfarmers Ltd.[1]	27,000	353
Groupe Danone SA1	2,400	117
		1,263

MISCELLANEOUS — 4.71%
Other common stocks in initial period of acquisition		1,208

Total common stocks (cost: $19,759,000)		19,770

Preferred stocks — 0.78%

FINANCIALS — 0.78%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%[2]	200,000	199

Total preferred stocks (cost: $200,000)		199

	Principal amount	Value
Bonds, notes & other debt instruments — 5.69%	(000)	(000)

TELECOMMUNICATION SERVICES — 3.38%
Telecom Italia Capital SA, Series B, 5.25% 2013	$645	$580
Telecom Italia Capital SA 4.95% 2014	330	285
		865

FINANCIALS — 1.21%
Westfield Group 5.40% 2012[2]	10	8
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	40	31
Westfield Group 5.70% 2016[2]	10	8
Westfield Group 7.125% 2018[2]	335	262
		309

CONSUMER DISCRETIONARY — 0.81%
DaimlerChrysler North America Holding Corp. 7.20% 2009	206	207

INFORMATION TECHNOLOGY — 0.29%
NXP BV and NXP Funding LLC 9.50% 2015	665	75

Total bonds, notes & other debt instruments (cost: $1,484,000)		1,456

Short-term securities — 17.19%

Freddie Mac 0.40%-0.47% due 6/26–7/7/2009	1,050	1,048
International Bank for Reconstruction and Development 0.20% due 4/6/2009	800	800
Société Générale North America, Inc. 0.19% due 4/1/2009	600	600
KfW 0.25% due 4/27/2009[2]	550	550
Calyon North America Inc. 0.55% due 4/21/2009	500	500
Shell International Finance BV 0.40% due 5/5/2009[2]	500	500
Federal Home Loan Bank 0.20% due 5/18/2009	400	400

Total short-term securities (cost: $4,398,000)		4,398

Total investment securities (cost: $25,841,000)		25,823
Other assets less liabilities		(237)

Net assets		$25,586

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $18,241,000, which represented 71.29% of the net assets of the fund.

[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,558,000, which represented 6.09% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$1,529
Level 2 — Other significant observable inputs	24,294	*
Level 3 — Significant unobservable inputs	—
Total	$25,823

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $18,210,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,067
Gross unrealized depreciation on investment securities	(1,146)
Net unrealized depreciation on investment securities	(79)
Cost of investment securities for federal income tax purposes	25,902

Asset Allocation Fund
Investment portfolio

March 31, 2009
 unaudited

Common stocks — 63.63%	Shares	Value (000)

INFORMATION TECHNOLOGY — 13.64%
International Business Machines Corp.	1,180,000	$114,330
Cisco Systems, Inc.[1]	6,810,000	114,204
Hewlett-Packard Co.	2,930,000	93,936
Applied Materials, Inc.	8,100,000	87,075
Oracle Corp.[1]	4,522,500	81,721
Microsoft Corp.	4,000,000	73,480
Paychex, Inc.	2,420,000	62,121
Yahoo! Inc.[1]	4,000,000	51,240
Google Inc., Class A1	145,000	50,469
Xilinx, Inc.	2,000,000	38,320
Intel Corp.	2,500,000	37,625
SAP AG (ADR)	1,000,000	35,290
Avnet, Inc.[1]	2,000,000	35,020
Samsung Electronics Co., Ltd.[2]	50,000	20,815
Nokia Corp. (ADR)	1,500,000	17,505
EMC Corp.[1]	1,300,000	14,820
VMware, Inc., Class A1	400,000	9,448
		937,419

HEALTH CARE — 8.95%
Johnson & Johnson	2,440,000	128,344
Abbott Laboratories	1,990,000	94,923
Amgen Inc.[1]	1,750,000	86,660
Boston Scientific Corp.[1]	6,000,000	47,700
Bristol-Myers Squibb Co.	2,000,000	43,840
Wyeth	1,000,000	43,040
Eli Lilly and Co.	1,200,000	40,092
Medtronic, Inc.	1,250,000	36,838
UnitedHealth Group Inc.	1,500,000	31,395
Stryker Corp.	880,000	29,955
Roche Holding AG2	150,000	20,560
Aetna Inc.	500,000	12,165
		615,512

MATERIALS — 6.76%
Newmont Mining Corp.	2,165,000	96,905
BHP Billiton Ltd.[2]	4,340,000	96,699
Monsanto Co.	876,400	72,829
Praxair, Inc.	700,000	47,103
Sigma-Aldrich Corp.	920,000	34,767
Barrick Gold Corp.	1,060,000	34,365
Rio Tinto PLC[2]	732,789	24,500
E.I. du Pont de Nemours and Co.	1,000,000	22,330
Alcoa Inc.	3,000,000	22,020
Weyerhaeuser Co.	480,000	13,234
		464,752

FINANCIALS — 6.43%
JPMorgan Chase & Co.	2,959,800	78,672
Marsh & McLennan Companies, Inc.	2,640,000	53,460
Berkshire Hathaway Inc., Class A1	600	52,020
T. Rowe Price Group, Inc.	1,700,000	49,062
Moody’s Corp.	2,035,000	46,642
Wells Fargo & Co.	3,200,000	45,568
ACE Ltd.	1,020,000	41,208
Progressive Corp.[1]	2,950,000	39,648
People’s United Financial, Inc.	2,000,000	35,940
		442,220

ENERGY — 5.98%
Chevron Corp.	1,700,000	114,308
Schlumberger Ltd.	1,350,000	54,837
Suncor Energy Inc.	2,150,000	47,925
Apache Corp.	640,000	41,018
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,250,000	38,087
Smith International, Inc.	1,600,000	34,368
Tenaris SA (ADR)	1,200,000	24,204
Transocean Ltd.[1]	400,000	23,536
Occidental Petroleum Corp.	400,000	22,260
Uranium One Inc.[1]	5,300,000	10,706
		411,249

INDUSTRIALS — 5.29%
Boeing Co.	1,750,000	62,265
Robert Half International Inc.	2,750,000	49,033
IDEX Corp.	1,950,000	42,646
United Parcel Service, Inc., Class B	820,000	40,360
Roper Industries, Inc.	935,000	39,691
Deere & Co.	1,100,000	36,157
Expeditors International of Washington, Inc.	1,216,245	34,408
Danaher Corp.	610,000	33,074
ITT Corp.	600,000	23,082
DigitalGlobe Inc.[1,2,3]	1,225,858	3,065
UAL Corp.[1]	910	4
		363,785

CONSUMER DISCRETIONARY — 4.82%
Home Depot, Inc.	2,750,000	64,790
Best Buy Co., Inc.	1,705,350	64,735
McDonald’s Corp.	830,000	45,293
Carnival Corp., units	1,560,000	33,696
Lowe’s Companies, Inc.	1,810,000	33,033
Johnson Controls, Inc.	2,650,000	31,800
Target Corp.	750,000	25,792
Magna International Inc., Class A	600,000	16,050
Toyota Motor Corp.[2]	300,000	9,625
Saks Inc.[1]	3,500,000	6,545
American Media Operations, Inc.[1,2,4]	85,421	1
		331,360

CONSUMER STAPLES — 3.04%
Coca-Cola Co.	1,400,000	61,530
Philip Morris International Inc.	1,490,000	53,014
PepsiCo, Inc.	1,000,000	51,480
Unilever NV (New York registered)	1,980,000	38,808
Origin Enterprises PLC[1,2]	1,773,300	4,087
		208,919

TELECOMMUNICATION SERVICES — 2.79%
AT&T Inc.	4,770,000	120,204
Verizon Communications Inc.	1,200,000	36,240
Vodafone Group PLC[2]	20,000,000	34,888
American Tower Corp., Class A1	7,045	214
COLT Telecom Group SA1,2	51,200	64
		191,610

UTILITIES — 1.08%
Entergy Corp.	450,000	30,640
Exelon Corp.	600,000	27,234
Reliant Energy, Inc.[1]	5,000,000	15,950
		73,824

MISCELLANEOUS — 4.85%
Other common stocks in initial period of acquisition		333,700

Total common stocks (cost: $5,444,823,000)		4,374,350

Preferred stocks — 0.12%

FINANCIALS — 0.12%
QBE Capital Funding II LP 6.797%[4,5]	3,250,000	2,018
BNP Paribas 7.195%[2,4,5]	4,000,000	1,780
AXA SA, Series B, 6.379%[4,5]	4,000,000	1,466
Barclays Bank PLC 7.434%[4,5]	2,740,000	1,140
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	1,500,000	925
BOI Capital Funding (No. 2) LP 5.571%[4,5]	4,500,000	360
Bank of America Corp., Series M, 8.125% noncumulative[5]	420,000	173
Bank of America Corp., Series K, 8.00% noncumulative[5]	390,000	156
XL Capital Ltd., Series E, 6.50%[5]	1,000,000	190
Royal Bank of Scotland Group PLC, Series U, 7.64%[5]	400,000	90

Total preferred stocks (cost: $20,613,000)		8,298

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 2010[1,2,4]	2,250	—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[1,2,4]	1,024	—

Total rights & warrants (cost: $117,000)		—

	Principal amount	Value
Bonds, notes and other debt instruments — 27.21%	(000)	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 9.55%
U.S. Treasury 1.50% 2010	$38,375	$38,838
U.S. Treasury 3.875% 2010	164,000	171,847
U.S. Treasury 4.625% 2011	10,000	10,979
U.S. Treasury 3.00% 2012[2,6]	18,053	19,216
U.S. Treasury 4.875% 2012	40,000	44,331
U.S. Treasury 3.625% 2013	17,125	18,647
U.S. Treasury 1.875% 2015[2,6]	21,707	22,303
U.S. Treasury 7.25% 2016	2,000	2,640
U.S. Treasury 8.875% 2017	3,000	4,383
U.S. Treasury 1.625% 2018[2,6]	23,178	23,501
U.S. Treasury 7.875% 2021	12,000	17,437
U.S. Treasury 6.625% 2027	35,000	49,353
U.S. Treasury 5.50% 2028	9,500	12,005
U.S. Treasury 4.50% 2036	35,000	40,360
U.S. Treasury 4.375% 2038	15,000	17,050
U.S. Treasury 3.50% 2039	35,000	34,606
Fannie Mae 6.25% 2011	7,625	8,034
Fannie Mae 5.25% 2012	30,000	31,439
Fannie Mae 6.25% 2029	20,375	25,430
Federal Home Loan Bank 5.25% 2014	10,875	12,242
Federal Home Loan Bank 5.625% 2016	17,375	17,553
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	6,000	6,215
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,000	6,211
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	6,000	6,163
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,750	5,797
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,250	4,338
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,875	2,908
CoBank ACB 1.92% 2022[4,5]	3,445	2,426
		656,252

MORTGAGE-BACKED OBLIGATIONS[7] — 7.77%
Fannie Mae 7.00% 2009	1	1
Fannie Mae 4.89% 2012	10,000	10,392
Fannie Mae 4.00% 2015	4,131	4,251
Fannie Mae 5.50% 2017	1,845	1,939
Fannie Mae 5.00% 2018	5,032	5,261
Fannie Mae 5.50% 2020	9,330	9,790
Fannie Mae 6.00% 2021	402	422
Fannie Mae 6.00% 2021	391	411
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	3,434	3,531
Fannie Mae 5.00% 2022	6,775	7,039
Fannie Mae 4.50% 2024	43,000	44,334
Fannie Mae 6.00% 2026	3,147	3,302
Fannie Mae 5.50% 2033	7,744	8,078
Fannie Mae 5.50% 2033	4,696	4,898
Fannie Mae 4.50% 2035	16,664	17,063
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	781	645
Fannie Mae 6.00% 2036	16,236	17,010
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	2,715	2,867
Fannie Mae 5.50% 2037	14,453	15,066
Fannie Mae 6.00% 2037	32,142	33,720
Fannie Mae 6.00% 2037[2]	4,160	4,312
Fannie Mae 6.50% 2037	1,881	1,977
Fannie Mae 4.50% 2038	2,938	3,005
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	660	707
Fannie Mae 7.00% 2047	3,889	4,120
Fannie Mae 7.00% 2047	990	1,048
Freddie Mac 6.50% 2016	648	682
Freddie Mac 5.00% 2018	1,746	1,825
Freddie Mac 5.00% 2023	3,668	3,814
Freddie Mac 6.00% 2026	15,309	16,058
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	673	719
Freddie Mac, Series 3233, Class PA, 6.00% 2036	5,166	5,437
Freddie Mac, Series 3312, Class PA, 5.50% 2037	5,290	5,472
Freddie Mac 5.725% 2037[5]	4,387	4,539
Freddie Mac 5.00% 2038	47,795	49,338
Freddie Mac 5.00% 2038	23,088	23,834
Freddie Mac 6.50% 2038	5,397	5,697
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	9,692	9,387
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	5,229	4,804
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.658% 2036[5]	5,117	2,680
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	1,589	1,429
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	4,579	4,492
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,424	998
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	3,000	2,970
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,966	4,955
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	16,190	13,716
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	4,442	3,504
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	3,539	1,844
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.872% 2037[5]	4,267	1,624
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.848% 2047[5]	13,560	5,710
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[5]	12,000	9,912
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[5]	2,625	1,903
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	3,125	2,703
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[4]	2,125	1,796
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[4]	2,375	1,912
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[4]	2,725	2,139
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[4]	2,950	2,271
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	2,780	2,553
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	6,373	4,819
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.235% 2036[5]	4,236	1,847
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	2,656	1,341
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	4,000	2,773
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[5]	10,000	7,733
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.882% 2036[5]	12,244	6,012
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.915% 2036[5]	1,855	784
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	5,395	2,472
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	995
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	4,626	4,633
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,856	2,859
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,823	2,852
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,113
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	9,070	5,036
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	3,495	1,589
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	6,960	6,139
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	3,800	3,496
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[4]	1,800	1,512
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[4]	700	574
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	3,623	3,481
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[5]	1,814	1,791
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[4]	4,000	3,700
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[4]	335	291
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[4]	335	288
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[4]	335	288
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[4]	335	288
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	5,773	4,599
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 2018[4]	4,000	4,294
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.332% 2045[5]	5,000	4,176
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	4,340	3,958
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.664% 2036[5]	2,929	1,299
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.724% 2036[5]	2,352	1,202
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.153% 2036[5]	2,716	1,275
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.55% 2035[5]	5,946	3,234
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.899% 2036[5]	677	320
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,000	3,509
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,232
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[5]	5,405	2,897
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	3,493	2,851
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2]	2,696	2,665
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[4]	2,500	2,629
Bank of America 5.50% 2012[4]	2,000	1,961
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	2,852	1,885
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	1,684	1,473
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.692% 2037[5]	3,668	1,406
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,442	1,398
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[4]	1,460	1,336
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[5]	2,207	1,276
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	997
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	798	786
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.793% 2037[5]	1,550	574
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.454% 2027[4,5]	380	277
Government National Mortgage Assn. 8.50% 2021	34	37
		534,158

CONSUMER DISCRETIONARY — 1.58%
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,650	4,746
Charter Communications Operating, LLC, Term Loan B, 3.18% 2014[5,7,8]	1,975	1,610
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[4]	650	575
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[4]	1,075	1,048
Cox Communications, Inc. 7.875% 2009	4,000	4,054
Cox Communications, Inc. 8.375% 2039[4]	3,850	3,622
Comcast Corp. 6.45% 2037	1,750	1,533
Comcast Corp. 6.95% 2037	5,000	4,670
Time Warner Inc. 5.875% 2016	6,125	5,806
Dollar General Corp. 10.625% 2015	2,825	2,832
Dollar General Corp. 11.875% 2017[5,9]	2,800	2,765
Time Warner Cable Inc. 6.75% 2018	5,250	4,936
Staples, Inc. 9.75% 2014	4,650	4,873
News America Inc. 5.30% 2014	3,015	2,837
News America Inc. 6.90% 2019[4]	2,000	1,869
Sun Media Corp. 7.625% 2013	2,000	1,150
Quebecor Media Inc. 7.75% 2016	2,075	1,587
Quebecor Media Inc. 7.75% 2016	1,325	1,014
TL Acquisitions, Inc., Term Loan B, 3.02% 2014[5,7,8]	3,303	2,259
Thomson Learning 10.50% 2015[4]	2,150	1,113
Boyd Gaming Corp. 7.75% 2012	1,000	810
Boyd Gaming Corp. 6.75% 2014[2]	1,350	824
Boyd Gaming Corp. 7.125% 2016[2]	2,725	1,580
MGM MIRAGE 6.75% 2013	1,645	584
MGM MIRAGE 13.00% 2013[4]	1,375	1,031
MGM MIRAGE 5.875% 2014	1,750	621
MGM MIRAGE 6.625% 2015	925	333
American Media Operation 9.00% 2013[4,9]	342	180
American Media Operation 14.00% 2013[4]	4,500	2,363
Seneca Gaming Corp. 7.25% 2012	2,600	1,674
Seneca Gaming Corp., Series B, 7.25% 2012	1,125	724
Mohegan Tribal Gaming Authority 8.00% 2012	3,200	960
Mohegan Tribal Gaming Authority 7.125% 2014	4,750	1,354
NTL Cable PLC 8.75% 2014	2,400	2,280
Michaels Stores, Inc., Term Loan B, 2.75% 2013[5,7,8]	982	547
Michaels Stores, Inc. 10.00% 2014	3,575	1,703
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,059
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,250	2,036
Hanesbrands Inc., Series B, 5.698% 2014[5]	3,030	2,030
Univision Communications Inc. 7.85% 2011	520	335
Univision Communications, Inc., First Lien Term Loan B, 2.768% 2014[5,7,8]	1,410	739
Univision Communications Inc. 9.75% 2015[4,5,9]	9,085	954
Allison Transmission Holdings, Inc. 11.00% 2015[4]	750	360
Allison Transmission Holdings, Inc. 11.25% 2015[4,5,9]	3,850	1,559
Cinemark, Inc. 9.75% 2014	1,950	1,848
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	1,828
Warner Music Group 7.375% 2014	2,500	1,731
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,725	1,643
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012[2]	2,295	1,551
Newell Rubbermaid Inc. 10.60% 2019	1,475	1,491
Thomson Reuters Corp. 5.95% 2013	1,500	1,467
McGraw-Hill Companies, Inc. 5.375% 2012	1,500	1,438
iesy Repository GmbH 10.125% 2015	€1,000	1,247
Education Management LLC and Education Management Finance Corp. 8.75% 2014	$1,305	1,240
Local T.V. Finance LLC, Term Loan B, 2.52% 2013[5,7,8]	2,636	1,006
Local T.V. Finance LLC 9.25% 2015[4,5,9]	1,170	123
Pinnacle Entertainment, Inc. 7.50% 2015	1,665	1,041
Standard Pacific Corp. 5.125% 2009	1,002	1,006
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	987
Toys “R” Us, Inc. 7.625% 2011	2,360	959
Neiman Marcus Group, Inc. 9.75% 2015[5,9]	2,900	946
Liberty Media Corp. 8.25% 2030	1,375	754
Fox Acquisition LLC, Term Loan B, 7.25% 2015[5,7,8]	540	278
Fox Acquisition LLC 13.375% 2016[4]	1,595	395
Sealy Mattress Co. 8.25% 2014	1,725	643
LBI Media, Inc. 8.50% 2017[4]	2,230	613
TRW Automotive Inc. 7.00% 2014[4]	1,250	531
CSC Holdings, Inc. 8.625% 2019[4]	350	339
WDAC Intermediate Corp. 8.375% 2014[4]	1,575	205
WDAC Intermediate Corp. 8.50% 2014	€375	102
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.19% 2012[5,7,8]	$341	275
Dex Media, Inc., Series B, 8.00% 2013	1,750	227
Radio One, Inc. 6.375% 2013	975	214
Cooper-Standard Automotive Inc. 7.00% 2012	375	47
Cooper-Standard Automotive Inc. 8.375% 2014	1,875	141
Delphi Corp. 6.50% 2013[10]	985	25
Young Broadcasting Inc. 10.00% 2011[10]	3,367	—
		108,880

FINANCIALS — 1.32%
Simon Property Group, LP 5.30% 2013	2,500	2,043
Simon Property Group, LP 5.875% 2017	1,500	1,159
Simon Property Group, LP 6.125% 2018	2,000	1,575
Simon Property Group, LP 10.35% 2019	2,000	1,947
Goldman Sachs Group, Inc. 6.15% 2018	1,265	1,157
Goldman Sachs Group, Inc. 7.50% 2019	4,500	4,604
Citigroup Inc. 6.125% 2017	3,105	2,696
Citigroup Capital XXI 8.30% 2077[5]	5,825	2,809
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	3,500	3,245
Westfield Group 5.40% 2012[4]	295	245
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	1,185	917
Westfield Group 5.70% 2016[4]	790	589
JPMorgan Chase Bank NA 6.00% 2017	3,500	3,286
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[5]	2,560	1,623
Lazard Group LLC 7.125% 2015	4,845	4,031
Lazard Group LLC 6.85% 2017	395	319
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,228
Prudential Holdings, LLC, Series C, 8.695% 2023[4,7]	3,000	2,587
Bank of America Corp. 5.30% 2017	4,990	3,672
Wells Fargo & Co. 4.375% 2013	3,615	3,372
Developers Diversified Realty Corp. 4.625% 2010	3,000	2,253
Developers Diversified Realty Corp. 5.50% 2015	2,000	806
Monumental Global Funding III 1.294% 2014[4,5]	4,000	2,789
CIT Group Inc. 7.625% 2012	3,650	2,688
Ford Motor Credit Co. 7.375% 2009	650	583
Ford Motor Credit Co. 8.625% 2010	380	303
Ford Motor Credit Co. 7.375% 2011	1,625	1,229
Ford Motor Credit Co. 4.01% 2012[5]	700	442
UniCredito Italiano SpA 5.584% 2017[4,5]	3,500	2,206
HVB Funding Trust III 9.00% 2031[4]	1,600	289
SLM Corp., Series A, 5.00% 2015	5,000	2,353
HBOS PLC 6.75% 2018[4]	3,000	2,318
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	5,100	2,244
iStar Financial, Inc. 6.00% 2010	1,635	916
iStar Financial, Inc. 6.50% 2013	920	267
iStar Financial, Inc. 6.05% 2015	3,430	996
Hospitality Properties Trust 6.70% 2018	4,015	2,057
Charles Schwab Corp., Series A, 6.375% 2017	2,000	1,843
American Express Co. 8.15% 2038	2,000	1,821
ProLogis 5.625% 2015	525	268
ProLogis 5.625% 2016	590	295
ProLogis 6.625% 2018	2,410	1,223
Liberty Mutual Group Inc. 6.50% 2035[4]	1,335	726
Liberty Mutual Group Inc. 7.50% 2036[4]	1,750	985
MetLife Capital Trust X 9.25% 2068[4,5]	3,000	1,683
Kimco Realty Corp. 5.70% 2017	2,495	1,577
Realogy Corp., Letter of Credit, 3.27% 2013[5,7,8]	167	97
Realogy Corp., Term Loan B, 3.518% 2013[5,7,8]	619	362
Realogy Corp. 10.50% 2014	2,275	648
Realogy Corp. 11.75% 2014[5,9]	1,826	310
HSBK (Europe) BV 7.25% 2017[4]	1,790	868
HSBK (Europe) BV 7.25% 2017	1,050	509
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	3,000	1,231
E*TRADE Financial Corp. 8.00% 2011	1,450	624
E*TRADE Financial Corp. 7.875% 2015	1,510	562
Fifth Third Capital Trust IV 6.50% 2067[5]	3,000	977
Assurant, Inc. 5.625% 2014	1,150	965
Rouse Co. 5.375% 2013	2,000	580
Rouse Co. 6.75% 2013[4]	1,225	355
CNA Financial Corp. 7.25% 2023	1,550	930
TuranAlem Finance BV 8.50% 2015	2,065	506
TuranAlem Finance BV 8.25% 2037[4]	1,750	368
Allstate Corp., Series B, 6.125% 2067[5]	1,445	816
Brandywine Operating Partnership, LP 5.75% 2012	1,000	667
Northern Rock PLC 5.60% (undated)[4,5]	200	38
Northern Rock PLC 6.594% (undated)[4,5]	3,200	616
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	1,800	499
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	965	248
		91,040

TELECOMMUNICATION SERVICES — 1.14%
SBC Communications Inc. 4.125% 2009	2,250	2,271
AT&T Inc. 6.70% 2013	4,000	4,276
SBC Communications Inc. 5.10% 2014	1,125	1,130
AT&T Inc. 6.40% 2038	8,000	7,140
American Tower Corp. 7.125% 2012	6,015	6,075
American Tower Corp. 7.50% 2012	250	253
American Tower Corp. 7.00% 2017	6,425	6,361
Telecom Italia Capital SA, Series B, 5.25% 2013	2,000	1,798
Telecom Italia Capital SA 7.20% 2036	4,000	3,173
Telecom Italia Capital SA 7.721% 2038	2,850	2,377
Verizon Communications Inc. 5.50% 2017	4,125	3,993
Verizon Communications Inc. 5.50% 2018	3,000	2,862
Centennial Communications Corp. 7.185% 2013[5]	1,000	1,005
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,534
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	3,600	3,726
Crown Castle International Corp. 9.00% 2015	4,400	4,455
Intelsat Jackson Holding Co., Series B, 8.875% 2015[4]	1,900	1,791
Intelsat, Ltd. 8.875% 2015[4]	750	703
Intelsat Jackson Holding Co. 9.50% 2016[4]	2,000	1,890
Nextel Communications, Inc., Series E, 6.875% 2013	580	334
Nextel Communications, Inc., Series F, 5.95% 2014	5,480	3,069
MetroPCS Wireless, Inc. 9.25% 2014[4]	1,850	1,794
MetroPCS Wireless, Inc. 9.25% 2014	1,500	1,462
Vodafone Group PLC 6.15% 2037[2]	3,500	3,240
Deutsche Telekom International Finance BV 5.875% 2013	3,000	3,054
Cricket Communications, Inc. 9.375% 2014	2,460	2,355
Windstream Corp. 8.125% 2013	2,225	2,203
Windstream Corp. 8.625% 2016	150	148
Millicom International Cellular SA 10.00% 2013	2,010	1,975
Qwest Capital Funding, Inc. 7.90% 2010	700	686
Qwest Capital Funding, Inc. 7.25% 2011	1,175	1,128
Hawaiian Telcom Communications, Inc. 8.765% 2013[5,10]	175	6
Hawaiian Telcom Communications, Inc. 9.75% 2013[10]	2,545	51
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[5,7,8]	423	197
		78,515

INDUSTRIALS — 1.09%
Nielsen Finance LLC, Term Loan B, 2.533% 2013[5,7,8]	2,296	1,801
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	7,575	6,552
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[11]	10,550	4,431
Caterpillar Financial Services Corp., Series F, 4.85% 2012	3,790	3,739
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,000	1,002
Koninklijke Philips Electronics NV 5.75% 2018	4,800	4,727
US Investigations Services, Inc., Term Loan B, 3.977% 2015[5,7,8]	741	604
US Investigations Services, Inc. 10.50% 2015[4]	3,100	2,379
US Investigations Services, Inc. 11.75% 2016[4]	1,735	1,249
General Electric Co. 5.25% 2017	4,500	4,169
Union Pacific Corp. 5.75% 2017	805	770
Union Pacific Corp. 5.70% 2018	3,000	2,861
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	3,553	3,349
ARAMARK Corp., Term Loan B, 3.095% 2014[5,7,8]	146	128
ARAMARK Corp., Letter of Credit, 4.721% 2014[5,7,8]	9	8
ARAMARK Corp. 8.50% 2015	3,400	3,145
Norfolk Southern Corp. 5.75% 2016[4]	2,255	2,269
Norfolk Southern Corp. 5.75% 2018	980	976
Iron Mountain Inc. 7.75% 2015	2,325	2,308
Iron Mountain Inc. 6.625% 2016	980	911
Raytheon Co. 4.85% 2011	3,000	3,105
Burlington Northern Santa Fe Corp. 7.00% 2014	1,945	2,084
BNSF Funding Trust I 6.613% 2055[5]	1,115	810
B/E Aerospace 8.50% 2018	3,050	2,551
Atlas Copco AB 5.60% 2017[4]	2,750	2,488
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,7]	2,818	2,427
Allied Waste North America, Inc., Series B, 7.375% 2014	2,415	2,291
Ashtead Group PLC 8.625% 2015[4]	1,800	1,035
Ashtead Capital, Inc. 9.00% 2016[4]	2,150	1,236
Northwest Airlines, Inc., Term Loan B, 4.72% 2013[5,7,8]	829	646
Northwest Airlines, Inc., Term Loan A, 2.97% 2018[5,7,8]	2,101	1,576
Navios Maritime Holdings Inc. 9.50% 2014	3,375	1,946
Kansas City Southern Railway Co. 13.00% 2013	1,375	1,416
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	627	501
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	1,030	659
DAE Aviation Holdings, Inc. 11.25% 2015[4]	3,200	704
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	137
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5,9]	3,865	454
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	350	61
RSC Holdings III, LLC, Second Lien Term Loan B, 4.93% 2013[5,7,8]	895	473
THL Buildco, Inc. 8.50% 2014	4,480	470
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	587	282
Alion Science and Technology Corp. 10.25% 2015	840	210
Atrium Companies, Inc. 15.00% 2012[4,9]	2,042	71
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7,10]	6	6
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7,10]	14	14
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[7,10]	1,226	16
		75,047

UTILITIES — 1.06%
Edison Mission Energy 7.50% 2013	5,875	4,671
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,034
Edison Mission Energy 7.75% 2016	1,150	880
Midwest Generation, LLC, Series B, 8.56% 2016[7]	3,214	2,981
Edison Mission Energy 7.00% 2017	600	441
Edison Mission Energy 7.20% 2019	1,000	700
Edison Mission Energy 7.625% 2027	2,325	1,407
Intergen Power 9.00% 2017[4]	12,725	11,580
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.033% 2014[5,7,8]	1,333	884
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	4,685	2,366
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	3,885	1,962
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[5,9]	3,750	1,444
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,000	4,037
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	1,750	2,029
Alabama Power Co., Series 2008-B, 5.80% 2013	2,875	3,091
Alabama Power Co. 6.00% 2039	1,500	1,480
NRG Energy, Inc. 7.25% 2014	2,250	2,120
NRG Energy, Inc. 7.375% 2016	2,125	1,981
MidAmerican Energy Holdings Co. 5.75% 2018	1,330	1,311
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	2,783
Electricité de France SA 6.95% 2039[4]	4,000	3,977
Veolia Environnement 5.25% 2013	3,650	3,649
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	2,500	2,246
PG&E Corp. 5.75% 2014	2,000	2,017
Virginia Electric and Power Co., Series B, 5.95% 2017	1,750	1,825
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,139
Sierra Pacific Resources 8.625% 2014	550	521
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,500	1,515
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,375
AES Corp. 8.00% 2020[4]	1,650	1,345
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,7]	1,143	1,062
		72,853

HEALTH CARE — 0.97%
Bausch & Lomb Inc. 9.875% 2015[4]	10,975	8,780
Tenet Healthcare Corp. 7.375% 2013	2,935	2,348
Tenet Healthcare Corp. 9.875% 2014	3,255	2,555
Tenet Healthcare Corp. 9.25% 2015	3,215	2,492
Tenet Healthcare Corp. 10.00% 2018[4]	1,092	1,062
GlaxoSmithKline Capital Inc. 4.85% 2013	6,625	6,899
Cardinal Health, Inc. 5.80% 2016	7,250	6,669
Roche Holdings Inc. 4.50% 2012[4]	5,000	5,144
Pfizer Inc. 4.45% 2012	4,500	4,625
HealthSouth Corp. 10.75% 2016	4,350	4,285
VWR Funding, Inc. 10.25% 2015[5,9]	4,025	2,757
Biogen Idec Inc. 6.00% 2013	2,500	2,536
WellPoint, Inc. 6.00% 2014	2,500	2,504
Hospira, Inc. 5.55% 2012	2,395	2,427
Abbott Laboratories 5.125% 2019	2,400	2,418
HCA Inc., Term Loan B, 3.47% 2013[5,7,8]	2,533	2,154
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,013
Mylan Inc., Term Loan B, 4.50% 2014[5,7,8]	1,819	1,696
Symbion Inc. 11.75% 2015[5,9]	2,336	934
PTS Acquisition Corp. 9.50% 2015[5,9]	3,460	848
Viant Holdings Inc. 10.125% 2017[4]	1,621	802
Surgical Care Affiliates, Inc. 9.625% 2015[4,5,9]	800	468
		66,416

CONSUMER STAPLES — 0.76%
Constellation Brands, Inc. 8.375% 2014	1,275	1,288
Constellation Brands, Inc. 7.25% 2017	7,145	6,823
Altria Group, Inc. 9.70% 2018	2,500	2,726
Altria Group, Inc. 9.25% 2019	3,650	3,909
Stater Bros. Holdings Inc. 8.125% 2012	4,225	4,183
Stater Bros. Holdings Inc. 7.75% 2015	2,475	2,388
Anheuser-Busch InBev NV 7.20% 2014[4]	4,250	4,458
British American Tobacco International Finance PLC 9.50% 2018[4]	3,470	3,949
Tyson Foods, Inc. 10.50% 2014[4]	3,650	3,741
Albertson’s, Inc. 7.25% 2013	975	951
Albertson’s, Inc. 8.00% 2031	3,050	2,509
Kraft Foods Inc. 6.875% 2038	2,375	2,339
Cott Beverages Inc. 8.00% 2011	4,025	2,294
Dole Food Co., Inc. 7.25% 2010	1,125	1,041
Dole Food Co., Inc. 8.875% 2011	1,195	1,025
CVS Caremark Corp. 6.943% 2030[4,7]	2,442	1,866
Duane Reade Inc. 5.82% 2010[5]	1,225	986
Duane Reade Inc. 9.75% 2011	1,445	831
Vitamin Shoppe Industries Inc. 8.738% 2012[5]	2,380	1,788
Delhaize Group 6.50% 2017	1,750	1,694
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,725	957
JBS SA 10.50% 2016	890	590
		52,336

ENERGY — 0.72%
Kinder Morgan Energy Partners LP 6.00% 2017	6,285	5,912
TransCanada PipeLines Ltd. 7.625% 2039	4,000	3,967
TransCanada PipeLines Ltd. 6.35% 2067[5]	3,230	1,844
Williams Companies, Inc. 7.875% 2021	2,125	1,969
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,493
Williams Companies, Inc. 8.75% 2032	2,225	2,024
Enterprise Products Operating LP 7.034% 2068[5]	8,540	5,345
Petroplus Finance Ltd. 6.75% 2014[4]	3,600	2,682
Petroplus Finance Ltd. 7.00% 2017[4]	2,350	1,704
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,000	2,633
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	1,598
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,7]	5,000	3,839
Gaz Capital SA 8.146% 2018[4]	1,750	1,444
Gaz Capital SA, Series 9, 6.51% 2022	3,625	2,347
Canadian Natural Resources Ltd. 5.70% 2017	3,000	2,679
Drummond Co., Inc. 7.375% 2016[4]	3,600	2,358
Husky Energy Inc. 6.80% 2037	2,750	2,107
TEPPCO Partners LP 7.00% 2067[5]	2,025	1,161
International Coal Group, Inc. 10.25% 2014	1,250	806
Enbridge Inc. 5.60% 2017	925	781
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	675	574
		49,267

ASSET-BACKED OBLIGATIONS[7] — 0.56%
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.675% 2013[5]	9,860	7,742
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	6,600	6,028
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,500	1,801
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,750	2,329
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	3,214	2,948
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	2,767
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.272% 2034[5]	4,650	2,687
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	3,000	2,270
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	2,074	2,032
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,773	1,402
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 0.672% 2037[5]	2,875	1,397
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.856% 2019[2,4,5]	2,542	1,245
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,015
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 0.672% 2036[5]	2,065	718
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[4]	219	210
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	549	476
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[5]	2,000	554
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[5]	750	459
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[5]	2,331	358
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.322% 2034[5]	297	119
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	116	117
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	116	114
		38,788

INFORMATION TECHNOLOGY — 0.49%
Electronic Data Systems Corp., Series B, 6.00% 2013[5]	3,500	3,710
Hewlett-Packard Co. 5.50% 2018	3,000	3,082
Electronic Data Systems Corp. 7.45% 2029	1,135	1,236
First Data Corp., Term Loan B2, 3.272% 2014[5,7,8]	6,909	4,682
SunGard Data Systems Inc. 9.125% 2013	5,330	4,664
Hughes Communications, Inc. 9.50% 2014	4,550	4,095
Ceridian Corp. 11.25% 2015	6,150	2,614
NXP BV and NXP Funding LLC 3.844% 2013[5]	150	26
NXP BV and NXP Funding LLC 5.362% 2013[5]	€750	164
NXP BV and NXP Funding LLC 7.875% 2014	$3,700	879
NXP BV and NXP Funding LLC 8.625% 2015	€2,550	321
NXP BV and NXP Funding LLC 9.50% 2015	$6,665	750
Sanmina-SCI Corp. 6.75% 2013	3,575	1,412
Sanmina-SCI Corp. 8.125% 2016	1,925	683
Serena Software, Inc. 10.375% 2016	2,730	1,638
National Semiconductor Corp. 6.15% 2012	1,675	1,304
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014[7,8]	2,394	1,284
Sensata Technologies BV 8.00% 2014[5]	3,010	918
		33,462

MATERIALS — 0.20%
Nalco Co. 7.75% 2011	2,615	2,589
BHP Billiton Finance (USA) Ltd. 5.50% 2014	2,200	2,218
International Paper Co. 7.95% 2018	2,700	2,061
Plastipak Holdings, Inc. 8.50% 2015[4]	2,750	1,939
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	990
Rockwood Specialties Group, Inc. 7.625% 2014	€85	88
Metals USA Holdings Corp. 8.209% 2012[5,9]	$2,286	548
Metals USA, Inc. 11.125% 2015	700	423
Stora Enso Oyj 7.25% 2036[2,4]	2,000	840
AEP Industries Inc. 7.875% 2013	1,125	658
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	1,550	544
Georgia Gulf Corp. 9.50% 2014	2,830	488
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[10]	425	55
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[10]	505	62
		13,503

Total bonds, notes & other debt instruments (cost: $2,106,425,000)		1,870,517

Short-term securities — 8.42%

Freddie Mac 0.25%–0.45% due 5/27–10/13/2009	152,000	151,782
U.S. Treasury Bills 0.16%–0.67% due 4/30–11/19/2009	147,820	147,745
Federal Home Loan Bank 0.26%–0.56% due 4/17–10/19/2009	61,200	61,023
Fannie Mae 0.308%–0.52% due 5/26–7/29/2009	51,100	51,061
International Bank for Reconstruction and Development 0.20%–0.25% due 4/6–5/18/2009	38,600	38,588
Private Export Funding Corp. 0.32% due 4/13/2009[4]	34,100	34,093
Procter & Gamble International Funding S.C.A. 0.21%–0.45% due 4/3–6/15/2009[4]	31,400	31,391
Wells Fargo & Co. 0.25% due 4/15/2009	27,000	26,997
Honeywell International Inc. 0.20% due 4/1/2009[4]	14,000	14,000
Walt Disney Co. 0.30% due 4/7/2009	12,400	12,399
Abbott Laboratories 0.15% due 5/29/2009[4]	10,000	9,997

Total short-term securities (cost: $579,107,000)		579,076

Total investment securities (cost: $8,151,085,000)		6,832,241
Other assets less liabilities		42,818

Net assets		$6,875,059

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $297,361,000, which represented 4.33% of the net assets of the fund.
[3]
Purchased in a transaction exempt from registration under the securities Act of 1933. This security (acquired 4/14/99–7/31/03 at a cost of $1,000,000) may be subject to legal or contractual restrictions on resale.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $273,794,000, which represented 3.98% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]	Index-linked bond whose principal amount moves with a government retail price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $23,306,000, which represented .34% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Step bond; coupon rate will increase at a later date.

Key to abbreviation and symbol

ADR = American Depositary Receipts
€ = Euros

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities

Level 1 – Quoted prices	$4,160,047
Level 2 – Other significant observable inputs	2,665,218	*
Level 3 – Significant unobservable inputs	6,976
Total	$6,832,241

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $211,237,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$38,000
Net sales	(10,945)
Net realized loss	(8,203)
Net unrealized appreciation	4,748
Net transfers out of Level 3	(16,624)
Ending value at 3/31/2009	$6,976

Net unrealized appreciation during the period on Level 3 investment securities held at 3/31/2009	$12

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$251,981
Gross unrealized depreciation on investment securities	(1,592,002)
Net unrealized depreciation on investment securities	(1,340,021)
Cost of investment securities for federal income tax purposes	8,172,262

Bond Fund
Investment portfolio

March 31, 2009
unaudited

Bonds, notes & other debt instruments — 88.94%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS[1] — 30.38%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$6,125	$6,455
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,346
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,246
Fannie Mae 4.50% 2021	80,000	82,813
Fannie Mae 5.50% 2021	1,316	1,380
Fannie Mae 6.00% 2021	498	523
Fannie Mae 5.50% 2023	26,688	27,869
Fannie Mae 5.50% 2023	12,746	13,310
Fannie Mae 5.50% 2023	4,677	4,884
Fannie Mae 4.00% 2024[2]	46,950	47,698
Fannie Mae 4.00% 2024	46,640	47,427
Fannie Mae 4.00% 2024[2]	16,000	16,255
Fannie Mae 4.00% 2024	14,601	14,869
Fannie Mae 4.00% 2024	9,399	9,572
Fannie Mae 4.00% 2024[2]	5,410	5,496
Fannie Mae 4.50% 2024[2]	39,060	39,872
Fannie Mae 4.50% 2024[2]	24,000	24,499
Fannie Mae 4.50% 2024	20,000	20,594
Fannie Mae, Series 2001-4, Class GA, 10.132% 2025[3]	95	108
Fannie Mae 6.00% 2026	2,796	2,933
Fannie Mae 5.50% 2027	8,473	8,824
Fannie Mae 6.00% 2027	17,383	18,234
Fannie Mae 6.00% 2028	4,827	5,051
Fannie Mae 7.50% 2031	22	23
Fannie Mae, Series 2001-20, Class C, 12.026% 2031[3]	47	53
Fannie Mae 5.50% 2033	14,056	14,663
Fannie Mae 6.50% 2034	10,896	11,550
Fannie Mae 5.00% 2035	2,582	2,671
Fannie Mae 5.50% 2035	1,180	1,228
Fannie Mae 5.50% 2036	3,453	3,592
Fannie Mae 6.00% 2036	6,885	7,213
Fannie Mae 5.382% 2037[3]	9,830	10,155
Fannie Mae 5.482% 2037[3]	6,978	7,239
Fannie Mae 5.50% 2037	10,395	10,836
Fannie Mae 5.776% 2037[3]	10,488	10,902
Fannie Mae 6.00% 2037	54,343	56,830
Fannie Mae 6.00% 2037	11,507	12,038
Fannie Mae 6.00% 2037	11,491	12,021
Fannie Mae 6.00% 2037	9,961	10,421
Fannie Mae 6.00% 2037	5,770	6,036
Fannie Mae 6.00% 2037	3,507	3,651
Fannie Mae 6.00% 2037	2,000	2,092
Fannie Mae 6.16% 2037[3]	13,558	14,044
Fannie Mae 6.50% 2037	25,111	26,493
Fannie Mae 6.50% 2037	8,410	8,873
Fannie Mae 6.50% 2037	3,761	3,954
Fannie Mae 6.50% 2037	3,589	3,773
Fannie Mae 6.50% 2037	2,452	2,586
Fannie Mae 7.00% 2037	10,806	11,529
Fannie Mae 7.00% 2037	6,105	6,475
Fannie Mae 7.00% 2037	4,485	4,756
Fannie Mae 7.00% 2037	3,604	3,822
Fannie Mae 7.00% 2037	3,000	3,182
Fannie Mae 4.436% 2038[3]	4,306	4,434
Fannie Mae 4.50% 2038	9,822	10,044
Fannie Mae 4.539% 2038[3]	1,665	1,717
Fannie Mae 5.00% 2038	47,182	48,741
Fannie Mae 5.319% 2038[3]	2,357	2,442
Fannie Mae 5.50% 2038	21,879	22,817
Fannie Mae 5.50% 2038	12,054	12,552
Fannie Mae 5.50% 2038	10,797	11,243
Fannie Mae 6.00% 2038	41,627	43,626
Fannie Mae 6.00% 2038	37,473	39,202
Fannie Mae 6.00% 2038	18,976	19,851
Fannie Mae 6.00% 2038	14,183	14,837
Fannie Mae 6.00% 2038	5,520	5,785
Fannie Mae 6.50% 2038	11,034	11,641
Fannie Mae 6.50% 2038	9,784	10,341
Fannie Mae 6.50% 2038	6,306	6,664
Fannie Mae 6.50% 2038	4,857	5,133
Fannie Mae 6.50% 2038	4,482	4,729
Fannie Mae 6.50% 2038	4,159	4,372
Fannie Mae 7.00% 2038	2,904	3,080
Fannie Mae 7.00% 2038	1,014	1,082
Fannie Mae 6.00% 2039	2,505	2,620
Fannie Mae 6.00% 2039	1,500	1,569
Fannie Mae 6.50% 2039	71,950	75,767
Fannie Mae 6.50% 2039	3,117	3,289
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	99	106
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	91	95
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	126	136
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	129	139
Freddie Mac 4.00% 2015	1,230	1,263
Freddie Mac 4.50% 2023	14,354	14,787
Freddie Mac 5.50% 2023	4,339	4,532
Freddie Mac 5.50% 2023	2,871	2,999
Freddie Mac 4.00% 2024	35,285	35,726
Freddie Mac 4.50% 2024	4,905	5,054
Freddie Mac 5.00% 2035	4,908	5,069
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,573	1,646
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,756	2,444
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,377	2,193
Freddie Mac, Series 3257, Class PA, 5.50% 2036	6,563	6,828
Freddie Mac 6.00% 2036	43,742	45,808
Freddie Mac 4.762% 2037[3]	2,900	2,986
Freddie Mac, Series 3318, Class JT, 5.50% 2037	4,909	5,086
Freddie Mac 5.717% 2037[3]	5,081	5,287
Freddie Mac 5.858% 2037[3]	1,526	1,581
Freddie Mac 6.00% 2037	45,203	47,318
Freddie Mac 6.00% 2037	29,482	30,967
Freddie Mac 6.00% 2037	10,911	11,425
Freddie Mac 6.00% 2037	3,377	3,542
Freddie Mac 6.50% 2037	17,394	18,303
Freddie Mac 6.50% 2037	14,664	15,485
Freddie Mac 6.50% 2037	7,446	7,862
Freddie Mac 6.50% 2037	4,591	4,830
Freddie Mac 7.00% 2037	3,278	3,464
Freddie Mac 7.00% 2037	2,862	3,024
Freddie Mac 7.00% 2037	1,456	1,539
Freddie Mac 7.00% 2037	762	806
Freddie Mac 4.654% 2038[3]	4,967	5,110
Freddie Mac 4.736% 2038[3]	10,366	10,620
Freddie Mac 4.977% 2038[3]	1,258	1,299
Freddie Mac 5.00% 2038	11,854	12,237
Freddie Mac 5.00% 2038	9,115	9,409
Freddie Mac 5.00% 2038	260	269
Freddie Mac 5.00% 2038	10	11
Freddie Mac 5.50% 2038	10,370	10,774
Freddie Mac 5.50% 2038	8,991	9,342
Freddie Mac 6.00% 2038	1,836	1,925
Freddie Mac 6.50% 2038	19,031	20,096
Freddie Mac 6.50% 2038	13,674	14,440
Freddie Mac 6.50% 2038	4,888	5,162
Freddie Mac 6.50% 2038	2,161	2,282
Freddie Mac 6.50% 2039	2,798	2,955
Government National Mortgage Assn. 6.00% 2038	37,134	38,845
Government National Mortgage Assn. 6.00% 2038	33,908	35,471
Government National Mortgage Assn. 6.50% 2038	35,564	37,351
Government National Mortgage Assn. 6.50% 2038	23,149	24,341
Government National Mortgage Assn. 6.50% 2038	12,875	13,522
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.076% 2037[3]	17,262	7,297
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	4,535	2,518
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	9,174	4,171
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	4,650	2,162
Nykredit 4.00% 2035	DKr57,291	9,366
Nykredit 5.00% 2038	28,486	4,935
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	$2,025	801
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	2,980	2,973
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,603
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,652
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[3]	1,225	999
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[3]	7,000	5,653
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[4]	1,750	1,645
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[4]	3,000	2,730
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	3,000	2,745
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[4]	4,500	3,915
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[4]	3,000	2,580
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	3,000	2,865
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	6,300	5,796
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[4]	1,000	845
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[4]	1,300	1,092
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[4]	500	410
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	3,444	3,257
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	5,000	4,465
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	3,110
Bank of America 5.50% 2012[4]	7,000	6,862
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[4]	2,000	1,650
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[4]	4,000	3,220
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[4]	2,500	1,963
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,912	1,446
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	6,374	3,218
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	4,219	1,955
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[3]	2,000	1,625
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.657% 2039[3]	3,160	2,459
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[3]	2,445	1,702
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[3]	1,065	536
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[3]	4,000	3,304
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.55% 2037[3,4]	2,000	549
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,301	2,125
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	2,257	1,910
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.872% 2037[3]	9,173	3,492
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.918% 2047[3]	1,325	571
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 2018[4]	5,025	5,361
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.385% 2030[3]	280	279
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	7,828	4,344
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	2,161	1,223
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[4]	6,000	5,490
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[4]	5,000	5,363
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.679% 2034[3]	1,590	1,494
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.697% 2036[3]	4,412	1,864
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.588% 2037[3]	3,782	1,641
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.724% 2036[3]	4,792	2,449
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.153% 2036[3]	4,527	2,125
Swedish Government 4.00% 2012	SKr34,000	4,278
Wells Fargo Mortgage-backed Securities Trust, Series 2007-8, Class II-A-2, 6.00% 2037	$7,500	4,038
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[3]	6,652	3,846
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2]	3,829	3,784
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,561	3,551
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.335% 2044[3]	1,000	668
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.332% 2045[3]	3,000	2,505
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.642% 2046[3]	3,227	2,736
Washington Mutual Mortgage, WMALT Series 2006-8, Class A-3-B, 5.784% 2036[3]	5,000	2,710
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,940	2,681
Northern Rock PLC 5.625% 2017[4]	3,000	2,553
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.868% 2037[3]	4,950	2,552
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.869% 2036[3]	5,837	2,483
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,405
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	2,209	1,932
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.726% (undated)[3]	2,500	1,883
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	933	923
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	754
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,606	1,589
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037	3,917	1,544
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.915% 2036[3]	1,484	627
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.867% 2037[3]	1,472	684
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,206	1,209
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[3]	1,650	1,200
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,074	1,058
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,211	1,040
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	963	967
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	750
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	472	478
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	200	199
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	89	89
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.454% 2027[3,4]	67	49
		1,806,898

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 18.26%
U.S. Treasury 1.75% 2011	34,880	35,561
U.S. Treasury 4.50% 2011	4,850	5,192
U.S. Treasury 4.50% 2012	30,000	32,956
U.S. Treasury 2.00% 2013	24,285	24,790
U.S. Treasury 3.125% 2013	10,000	10,711
U.S. Treasury 3.375% 2013	44,220	47,849
U.S. Treasury 4.25% 2013	15,000	16,826
U.S. Treasury 4.25% 2015	64,250	73,235
U.S. Treasury 5.125% 2016	34,750	41,464
U.S. Treasury 7.25% 2016	26,000	34,314
U.S. Treasury 7.50% 2016	46,000	61,845
U.S. Treasury 9.25% 2016	11,000	15,851
U.S. Treasury 4.625% 2017	34,170	39,712
U.S. Treasury 3.50% 2018	10,000	10,734
U.S. Treasury 3.75% 2018	39,650	43,237
U.S. Treasury 3.875% 2018	3,250	3,587
U.S. Treasury 2.75% 2019	118,730	119,397
U.S. Treasury 8.50% 2020	25,500	38,115
U.S. Treasury 7.875% 2021	16,250	23,613
U.S. Treasury 8.125% 2021	15,750	23,389
U.S. Treasury 4.375% 2038	11,835	13,453
Freddie Mac 3.125% 2010	18,070	18,395
Freddie Mac 5.25% 2011	15,250	16,531
Freddie Mac: 5.75% 2012	40,000	44,404
Freddie Mac 2.50% 2014	20,000	20,043
Freddie Mac 5.75% 2016	12,915	13,454
Freddie Mac 3.75% 2019	4,000	4,045
Fannie Mae 5.50% 2011	5,000	5,391
Fannie Mae 5.25% 2012	24,350	25,518
Fannie Mae 3.25% 2013	30,000	31,327
Fannie Mae 4.625% 2013	20,800	21,175
Fannie Mae 2.75% 2014	12,250	12,357
Fannie Mae 5.375% 2017	15,420	17,503
Federal Home Loan Bank 2.25% 2012	28,000	28,245
Federal Home Loan Bank 4.00% 2013	30,000	31,970
Federal Home Loan Bank 5.125% 2016	5,250	5,744
Federal Home Loan Bank 5.375% 2016	5,000	5,673
Federal Home Loan Bank 5.625% 2016	8,000	8,082
CoBank ACB 7.875% 2018[4]	9,260	9,052
CoBank ACB 1.92% 2022[3,4]	21,925	15,441
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	12,000	11,832
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,000	10,087
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	8,000	8,110
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,381
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	347	372
		1,085,963

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 9.52%
German Government 3.75% 2013	€6,215	8,788
German Government 4.25% 2014	31,110	45,264
German Government 3.50% 2016	1,665	2,327
German Government, Series 6, 4.00% 2016	2,960	4,248
German Government 3.75% 2017	40,720	57,573
German Government, Series 7, 4.00% 2018	10,530	15,182
German Government, Series 8, 4.25% 2018	57,780	84,964
German Government 4.75% 2034	5,020	7,383
Japanese Government 1.30% 2011	¥1,114,000	11,473
Japanese Government 1.40% 2012	1,161,000	12,029
Japanese Government 1.50% 2014	720,000	7,537
Japanese Government 1.70% 2016	4,070,450	43,172
Japanese Government 1.70% 2017	698,050	7,378
Japanese Government 2.30% 2035	637,700	6,731
Japanese Government 2.40% 2038	1,049,850	11,355
United Mexican States Government Global 9.875% 2010	$1,000	1,070
United Mexican States Government Global 6.375% 2013	1,260	1,336
United Mexican States Government Global 5.875% 2014	3,500	3,638
United Mexican States Government, Series MI10, 9.50% 2014	MXN 67,400	5,240
United Mexican States Government, Series M10, 8.00% 2015	57,500	4,156
United Mexican States Government, Series M10, 7.25% 2016	82,500	5,689
United Mexican States Government, Series M10, 7.75% 2017	256,000	18,075
United Mexican States Government, Series M20, 10.00% 2024	48,400	4,013
United Mexican States Government Global 6.05% 2040	$5,000	4,300
United Kingdom 4.75% 2015	£7,726	12,439
United Kingdom 4.00% 2016	2,670	4,150
United Kingdom 5.00% 2018	1,745	2,898
United Kingdom 8.00% 2021	1,030	2,157
United Kingdom 4.75% 2038	10,150	15,968
Israeli Government 5.125% 2019	$7,950	7,984
Israeli Government 6.00% 2019[2]	ILS45,270	12,108
Queensland Treasury Corp., Series 11, 6.00% 2011	$ A 6,040	4,398
Queensland Treasury Corp., Series 15, 6.00% 2015	12,125	8,864
Queensland Treasury Corp., Series 17, 6.00% 2017	4,610	3,363
Finland (Republic of) 5.375% 2013	€10,710	15,760
Polish Government 5.25% 2013	PLN45,000	12,585
South Korean Government 5.25% 2010	KRW7,780,000	5,827
South Korean Government 4.25% 2014	4,990,000	3,519
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$6,750	8,555
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 2012[4]	8,000	8,086
French Government O.A.T. Eurobond 4.00% 2018	€5,675	7,831
Kingdom of Denmark 5.00% 2013	DKr39,575	7,697
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 2014[4]	$7,000	7,048
Russian Federation 8.25% 2010[1]	778	803
Russian Federation 8.25% 2010[1,4]	445	459
Russian Federation 7.50% 2030[1]	4,800	4,536
KfW 1.35% 2014	¥564,000	5,661
Swedish Government 5.00% 2020	SKr39,290	5,596
Belgium (Kingdom of), Series 40, 5.50% 2017	€3,050	4,537
European Investment Bank 6.125% 2017	$ A6,000	4,354
Panama (Republic of) Global 7.125% 2026	$390	370
Panama (Republic of) Global 9.375% 2029	500	551
Panama (Republic of) Global 6.70% 2036	3,450	3,045
Netherlands Government Eurobond 4.50% 2017	€2,610	3,712
Turkey (Republic of) 7.00% 2019	$3,250	3,031
Corporación Andina de Fomento 5.75% 2017	3,000	2,508
Canadian Government 4.25% 2026[2,5]	$ C1,287	1,383
Argentina (Republic of) 0.842% 2012[1,2,3]	$2,000	477
El Salvador (Republic of) 7.65% 2035[4]	580	426
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.884% 2016[3]	€1,100	421
		566,028

FINANCIALS — 6.79%
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$2,915	2,881
Countrywide Financial Corp., Series A, 4.50% 2010	990	915
Countrywide Financial Corp. 6.25% 2010	$ A1,200	807
Countrywide Financial Corp., Series B, 1.681% 2012[3]	$11,000	8,855
Countrywide Financial Corp., Series B, 5.80% 2012	11,943	10,379
Bank of America Corp. 5.30% 2017	9,245	6,804
General Motors Acceptance Corp. 5.625% 2009	4,000	3,786
General Motors Acceptance Corp. 7.25% 2011[4]	6,623	4,906
General Motors Acceptance Corp. 6.625% 2012[4]	3,166	2,125
General Motors Acceptance Corp. 6.875% 2012[4]	4,432	2,978
General Motors Acceptance Corp. 7.00% 2012[4]	2,779	1,921
General Motors Acceptance Corp. 7.50% 2013[4]	2,777	1,336
General Motors Acceptance Corp. 3.461% 2014[3,4]	3,070	1,539
General Motors Acceptance Corp. 6.75% 2014[4]	921	536
General Motors Acceptance Corp. 8.00% 2018[4]	3,175	923
Ford Motor Credit Co. 9.75% 2010[3]	9,250	7,612
Ford Motor Credit Co. 7.25% 2011	2,425	1,727
Ford Motor Credit Co. 4.01% 2012[3]	10,755	6,789
Ford Motor Credit Co. 8.00% 2016	4,190	2,757
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€1,595	1,666
Westfield Group 5.40% 2012[4]	$5,000	4,159
Westfield Group 5.70% 2016[4]	3,130	2,336
Westfield Group 7.125% 2018[4]	11,500	8,999
JPMorgan Chase & Co. 4.891% 2015[3]	5,300	4,312
JPMorgan Chase Bank NA 6.00% 2017	12,250	11,501
HBOS PLC 6.75% 2018[4]	12,580	9,720
HBOS PLC 6.00% 2033[4]	3,500	1,925
HBOS PLC 5.375% (undated)[2,3,4]	5,000	2,050
Lloyds Banking Group PLC 6.657% preference shares (undated)[3,4]	2,500	525
Korea Development Bank 5.30% 2013	5,500	5,110
Korea Development Bank 8.00% 2014	6,750	6,957
Resona Bank, Ltd. 3.75% 2015[3]	€1,015	944
Resona Bank, Ltd 4.125% (undated)[3]	1,775	945
Resona Bank, Ltd. 4.125% (undated)[3]	970	517
Resona Bank, Ltd. 5.85% (undated)[3,4]	$18,880	9,640
Royal Bank of Scotland Group PLC 5.00% 2013	840	544
Royal Bank of Scotland Group PLC 5.00% 2014	2,937	1,856
Royal Bank of Scotland Group PLC 5.05% 2015	5,063	3,328
Royal Bank of Scotland PLC 6.934% 2018	€5,500	5,107
Royal Bank of Scotland Group PLC 6.99% (undated)[3,4]	$2,141	942
Liberty Mutual Group Inc. 6.50% 2035[4]	435	237
Liberty Mutual Group Inc. 7.50% 2036[4]	4,875	2,744
Liberty Mutual Group Inc., Series A, 7.80% 2087[3,4]	3,085	1,176
Liberty Mutual Group Inc., Series C, 10.75% 2088[3,4]	11,910	5,843
UniCredito Italiano SpA 5.584% 2017[3,4]	9,480	5,976
UniCredito Italiano SpA 6.00% 2017[4]	6,700	3,690
HVB Funding Trust III 9.00% 2031[4]	1,299	235
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]	7,300	5,432
Sovereign Bancorp, Inc. 8.75% 2018	3,250	2,909
Santander Perpetual, SA Unipersonal 4.375% (undated)[3]	€2,065	1,391
CIT Group Inc. 6.875% 2009	$2,500	2,279
CIT Group Inc. 1.464% 2011[3]	5,000	3,208
CIT Group Inc. 5.40% 2013	4,000	2,497
CIT Group Inc. 6.10% 2067[3]	4,500	1,084
HSBK (Europe) BV 7.75% 2013	2,440	1,318
HSBK (Europe) BV 7.75% 2013[4]	505	273
HSBK (Europe) BV 7.25% 2017[4]	13,760	6,674
HSBK (Europe) BV 7.25% 2017	1,310	635
Wells Fargo & Co. 5.625% 2017	8,750	7,997
Simon Property Group, LP 4.875% 2010	1,000	958
Simon Property Group, LP 5.25% 2016	1,330	992
Simon Property Group, LP 6.10% 2016	325	258
Simon Property Group, LP 5.875% 2017	2,560	1,978
Simon Property Group, LP 6.125% 2018	4,575	3,602
HSBC Finance Corp. 1.344% 2014[3]	1,750	913
HSBC Finance Corp. 1.691% 2016[3]	8,900	4,869
HSBC Holdings PLC 6.50% 2037	2,000	1,641
Hospitality Properties Trust 6.85% 2012	340	221
Hospitality Properties Trust 6.75% 2013	1,500	910
Hospitality Properties Trust 5.125% 2015	1,325	687
Hospitality Properties Trust 6.30% 2016	1,395	733
Hospitality Properties Trust 5.625% 2017	5,905	2,851
Hospitality Properties Trust 6.70% 2018	3,530	1,809
PLD International Finance LLC 4.375% 2011	€1,500	1,397
ProLogis 5.75% 2016	$2,355	1,225
ProLogis 6.625% 2018	8,645	4,388
MetLife Capital Trust IV 7.875% 2067[3,4]	1,600	849
MetLife Capital Trust X 9.25% 2068[3,4]	10,700	6,001
CNA Financial Corp. 5.85% 2014	625	454
CNA Financial Corp. 6.50% 2016	5,540	3,970
CNA Financial Corp. 7.25% 2023	3,000	1,800
Société Générale 5.75% 2016[4]	7,150	6,136
New York Life Global Funding 4.65% 2013[4]	5,700	5,556
Standard Chartered Bank 6.40% 2017[4]	7,290	5,500
Kimco Realty Corp. 6.00% 2012	500	381
Kimco Realty Corp., Series C, 4.82% 2014	2,500	1,641
Kimco Realty Corp. 5.70% 2017	5,000	3,160
Citigroup Inc. 4.125% 2010	3,000	2,896
Citigroup Capital XXI 8.30% 2077[3]	4,625	2,230
SLM Corp., Series A, 5.40% 2011	1,210	751
SLM Corp., Series A, 5.45% 2011	5,906	3,780
Zions Bancorporation 5.65% 2014	5,000	3,780
Zions Bancorporation 5.50% 2015	740	482
PNC Funding Corp. 1.374% 2014[3]	5,000	3,530
PNC Funding Corp., Series II, 6.113% (undated)[3,4]	2,500	692
American General Finance Corp., Series J, 1.518% 2011[3]	5,000	2,082
International Lease Finance Corp., Series R, 5.40% 2012	2,500	1,406
American General Capital I 6.00% 2067[3,4]	4,020	364
American International Group, Inc., Series A-1, 6.25% 2087[3]	2,500	250
Development Bank of Singapore Ltd. 7.875% 2009[4]	4,000	4,071
Principal Life Insurance Co. 6.25% 2012[4]	4,000	3,913
Fifth Third Capital Trust IV 6.50% 2067[3]	11,440	3,724
ORIX Corp. 5.48% 2011	5,425	3,701
Silicon Valley Bank 5.70% 2012	4,000	3,571
Catlin Insurance Ltd. 7.249% (undated)[3,4]	13,110	3,557
ZFS Finance (USA) Trust II 6.45% 2065[3,4]	5,000	2,163
ZFS Finance (USA) Trust V 6.50% 2067[3,4]	3,200	1,314
Prudential Holdings, LLC, Series C, 8.695% 2023[1,4]	1,250	1,078
Prudential Financial, Inc. 8.875% 2068[3]	5,000	2,378
Host Marriott, LP, Series M, 7.00% 2012	4,050	3,443
Lazard Group LLC 7.125% 2015	4,025	3,348
Lazard Group LLC 6.85% 2017	70	56
Jackson National Life Global 5.375% 2013[4]	3,900	3,346
American Express Co. 6.15% 2017	4,000	3,320
ACE INA Holdings Inc. 5.875% 2014	1,080	1,058
ACE INA Holdings Inc. 5.80% 2018	1,400	1,267
ACE INA Holdings Inc. 6.70% 2036	1,155	990
Realogy Corp., Letter of Credit, 3.27% 2013[1,3,6]	104	61
Realogy Corp., Term Loan B, 3.518% 2013[1,3,6]	387	226
Realogy Corp. 10.50% 2014	7,280	2,075
Realogy Corp. 11.75% 2014[3,7]	5,294	900
UnumProvident Corp. 5.859% 2009	2,000	1,982
UnumProvident Finance Co. PLC 6.85% 2015[4]	1,500	1,191
Capital One Financial Corp. 6.15% 2016	5,000	3,169
Chubb Corp. 5.75% 2018	1,000	989
Chubb Corp. 6.375% 2067[3]	3,505	2,003
Lincoln National Corp. 5.65% 2012	3,250	1,468
Lincoln National Corp. 7.00% 2066[3]	6,630	1,505
Charles Schwab Corp., Series A, 6.375% 2017	3,000	2,765
TuranAlem Finance BV, Series 5, 6.25% 2011	€1,270	396
TuranAlem Finance BV 7.75% 2013[2,4]	$1,000	230
TuranAlem Finance BV 8.50% 2015	2,500	613
TuranAlem Finance BV 8.50% 2015[4]	775	190
TuranAlem Finance BV 8.25% 2037[4]	5,000	1,050
TuranAlem Finance BV, Series 8, 8.25% 2037	1,345	282
Nationwide Mutual Insurance 5.81% 2024[3,4]	3,125	1,980
Nationwide Mutual Insurance Co. 8.25% 2031[4]	750	444
Nationwide Mutual Insurance Co. 7.875% 2033[4]	515	293
Goldman Sachs Group, Inc. 7.50% 2019	2,650	2,711
ERP Operating LP 4.75% 2009	1,000	994
ERP Operating LP 6.625% 2012	2,000	1,697
Rouse Co. 3.625% 2009[8]	1,140	331
Rouse Co. 7.20% 2012[8]	2,360	684
Rouse Co. 6.75% 2013[4]	4,500	1,305
Nationwide Financial Services, Inc. 6.75% 2067[3]	5,155	2,174
Hartford Financial Services Group, Inc. 6.30% 2018	2,160	1,237
Glen Meadow Pass-Through Trust 6.505% 2067[3,4]	3,300	850
Sumitomo Mitsui Banking Corp. 4.375% 2014[3]	€1,645	1,964
E*TRADE Financial Corp. 8.00% 2011	$2,825	1,215
E*TRADE Financial Corp. 7.375% 2013	1,275	472
E*TRADE Financial Corp. 7.875% 2015	625	233
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	1,890
Barclays Bank PLC 6.05% 2017[4]	$400	315
Barclays Bank PLC 5.926% (undated)[3,4]	1,000	336
Barclays Bank PLC 7.70% (undated)[3,4]	2,700	1,188
AXA SA 6.463% (undated)[3,4]	5,000	1,779
Monumental Global Funding III 5.25% 2014[4]	2,000	1,737
Banco Mercantil del Norte, SA 6.135% 2016[3,4]	1,530	1,010
Banco Mercantil del Norte, SA 6.862% 2021[3,4]	900	479
Lehman Brothers Holdings Inc., Series G, 3.95% 2009[8]	640	85
Lehman Brothers Holdings Inc., Series H, 2.878% 2009[3,8]	1,665	208
Lehman Brothers Holdings Inc., Series G, 4.25% 2010[8]	220	29
Lehman Brothers Holdings Inc. 7.875% 2010[8]	50	7
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[8]	1,910	253
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[8]	6,760	845
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[3,8]	7,250	1
Loews Corp. 6.00% 2035	1,800	1,340
City National Corp. 5.125% 2013	1,500	1,293
Northern Rock PLC 5.60% (undated)[3,4]	1,800	346
Northern Rock PLC 6.594% (undated)[3,4]	4,400	847
Banco Santander-Chile 5.375% 2014[4]	1,165	1,094
Chohung Bank 4.50% 2014[3]	1,030	987
Capmark Financial Group Inc. 7.80% 2017	5,000	931
Morgan Stanley 10.09% 2017	BRL3,000	825
Kazkommerts International BV 7.00% 2009[4]	$500	442
Kazkommerts International BV 7.875% 2014[4]	800	364
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	782
Developers Diversified Realty Corp. 4.625% 2010	1,000	751
Assurant, Inc. 5.625% 2014	765	642
Allstate Corp., Series B, 6.125% 2067[3]	980	554
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[3]	3,000	451
iStar Financial, Inc. 6.00% 2010	750	420
Shinsei Bank, Ltd. 3.75% 2016[3]	€200	125
Twin Reefs Asset Trust (XLFA), Series B, 1.449% 2079[3,4,8]	$2,500	4
		403,717

CONSUMER DISCRETIONARY — 4.67%
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	6,200	5,704
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,425	3,717
Charter Communications Operating, LLC, Term Loan B, 3.18% 2014[1,3,6]	10,023	8,173
Charter Communications Operating, LLC, Term Loan B, 7.25% 2014[1,3,6]	4,950	4,579
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[4]	3,000	2,925
News America Inc. 4.75% 2010	2,000	1,956
News America Holdings Inc. 9.25% 2013	2,500	2,654
News America Holdings Inc. 8.25% 2018	4,885	4,707
News America Inc. 6.90% 2019[4]	10,355	9,679
News America Inc. 6.65% 2037	5,400	4,057
News America Inc. 6.75% 2038	1,000	1,012
Tele-Communications, Inc. 9.80% 2012	2,000	2,145
Comcast Corp. 5.85% 2015	6,275	6,028
Comcast Corp. 6.30% 2017	3,380	3,294
Comcast Corp. 5.70% 2018	5,425	5,097
Comcast Corp. 6.95% 2037	630	588
Comcast Corp. 6.40% 2038	7,140	6,249
Time Warner Cable Inc. 5.40% 2012	5,000	4,833
Time Warner Cable Inc. 7.50% 2014	1,780	1,817
Time Warner Cable Inc. 8.25% 2014	7,925	8,292
Time Warner Cable Inc. 6.75% 2018	2,650	2,492
Time Warner Cable Inc. 8.25% 2019	4,455	4,586
AOL Time Warner Inc. 6.875% 2012	6,250	6,366
Time Warner Inc. 5.875% 2016	1,510	1,431
AOL Time Warner Inc. 7.625% 2031	10,635	9,526
Time Warner Inc. 6.50% 2036	4,660	3,844
Federated Retail Holdings, Inc. 5.35% 2012	5,056	3,971
Macy’s Retail Holdings, Inc. 7.875% 2015	5,445	4,023
Federated Retail Holdings, Inc. 5.90% 2016	9,000	5,717
DaimlerChrysler North America Holding Corp. 8.00% 2010	3,000	2,986
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,500	6,146
DaimlerChrysler North America Holding Corp. 5.875% 2011	1,300	1,245
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,330	2,299
Univision Communications Inc. 7.85% 2011	9,200	5,934
Univision Communications, Inc., First Lien Term Loan B, 2.768% 2014[1,3,6]	5,420	2,842
Univision Communications Inc. 10.50% 2015[3,4,7]	19,275	2,024
J.C. Penney Co., Inc. 8.00% 2010	6,655	6,660
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,373
J.C. Penney Corp., Inc. 5.75% 2018	1,800	1,268
MGM MIRAGE 6.00% 2009	4,225	2,303
MGM MIRAGE 6.75% 2012	4,000	1,420
MGM MIRAGE 6.75% 2013	1,250	444
MGM MIRAGE 13.00% 2013[4]	3,125	2,344
MGM MIRAGE 5.875% 2014	3,200	1,136
MGM MIRAGE 7.50% 2016	1,000	355
Target Corp. 6.00% 2018	5,500	5,533
Target Corp. 7.00% 2038	2,000	1,879
Cox Communications, Inc. 7.875% 2009	1,500	1,520
Cox Communications, Inc. 4.625% 2010	1,750	1,734
Cox Communications, Inc. 5.45% 2014	3,500	3,152
Standard Pacific Corp. 5.125% 2009	2,000	2,007
Standard Pacific Corp. 6.875% 2011	300	210
Standard Pacific Corp. 7.75% 2013	4,500	2,452
Standard Pacific Corp. 6.25% 2014	1,345	639
Standard Pacific Corp. 7.00% 2015	1,340	650
Michaels Stores, Inc., Term Loan B, 2.75% 2013[1,3,6]	2,210	1,230
Michaels Stores, Inc. 10.00% 2014	8,950	4,262
Michaels Stores, Inc. 0%/13.00% 2016[9]	395	77
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	4,331
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	940
NTL Cable PLC 8.75% 2014	3,200	3,040
NTL Cable PLC 8.75% 2014	€1,000	1,194
NTL Cable PLC 9.75% 2014	£700	903
Staples, Inc. 7.375% 2012	$2,000	1,986
Staples, Inc. 9.75% 2014	2,250	2,358
Marriott International, Inc., Series J, 5.625% 2013	5,000	4,272
Allison Transmission Holdings, Inc., Term Loan B, 3.29% 2014[1,3,6]	6,308	4,239
KB Home 5.875% 2015	1,630	1,271
KB Home 6.25% 2015	3,735	2,913
Toys “R” Us, Inc. 7.625% 2011	6,665	2,708
Toys “R” Us-Delaware, Inc., Term Loan B, 4.795% 2012[1,3,6]	2,000	1,147
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,176
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	1,966
Edcon (Proprietary) Ltd. 4.90% 2014[3]	€6,000	3,025
Cablevision Systems Corp., Series B, 8.00% 2012	$1,000	978
CSC Holdings, Inc. 8.625% 2019[4]	2,050	1,988
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	2,773
FCE Bank PLC 7.125% 2013	€3,000	2,706
Kabel Deutschland GmbH 10.625% 2014	$2,625	2,664
General Motors Corp. 8.80% 2021	19,470	2,628
Vidéotron Ltée 6.875% 2014	1,625	1,544
Vidéotron Ltée 6.375% 2015	1,000	911
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,200	2,432
Thomson Learning 10.50% 2015[4]	4,500	2,329
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,312
Seminole Tribe of Florida 5.798% 2013[1,4]	1,350	1,144
Seminole Tribe of Florida 7.804% 2020[1,4]	1,230	1,155
Cinemark USA, Inc., Term Loan B, 2.31% 2013[1,3,6]	829	764
Cinemark, Inc. 9.75% 2014	1,000	948
Boyd Gaming Corp. 7.75% 2012	1,350	1,094
Boyd Gaming Corp. 6.75% 2014[2]	1,000	610
MDC Holdings, Inc. 5.50% 2013	1,750	1,571
Liberty Media Corp. 8.25% 2030	2,375	1,302
Quebecor Media Inc. 7.75% 2016	1,575	1,205
Dollar General Corp. 11.875% 2017[3,7]	1,150	1,136
Thomson Corp. 6.20% 2012	1,035	1,017
Dillard Department Stores, Inc. 9.125% 2011	1,400	987
Regal Cinemas Corp., Series B, 9.375% 2012[2]	1,000	980
American Media Operation 14.00% 2013[4]	1,718	902
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	750	379
Dex Media, Inc., Series B, 8.00% 2013	1,250	163
Dex Media, Inc., Series B, 9.00% 2013	1,400	182
Dex Media, Inc., Series B, 9.00% 2013	1,250	163
Viacom Inc. 6.25% 2016	1,000	879
Beazer Homes USA, Inc. 8.125% 2016	3,145	692
Neiman Marcus Group, Inc. 9.75% 2015[3,7]	1,900	620
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	618
AMC Entertainment Inc. 8.00% 2014	675	557
Tenneco Automotive Inc. 8.625% 2014	2,000	380
Radio One, Inc. 6.375% 2013	1,650	363
Sealy Mattress Co. 8.25% 2014	775	289
Toll Brothers, Inc. 4.95% 2014	280	238
Delphi Automotive Systems Corp. 6.50% 2009[8]	7,500	150
Delphi Corp. 6.50% 2013[8]	480	12
Delphi Automotive Systems Corp. 6.55% 2006[8]	500	10
Delphi Automotive Systems Corp. 7.125% 2029[8]	1,750	35
Young Broadcasting Inc. 10.00% 2011[8]	2,716	—
		277,865

TELECOMMUNICATION SERVICES — 3.80%
AT&T Corp. 7.30% 2011[3]	1,850	1,989
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,020
AT&T Inc. 6.70% 2013	4,000	4,276
SBC Communications Inc. 5.10% 2014	2,700	2,712
SBC Communications Inc. 5.625% 2016	6,750	6,775
AT&T Inc. 5.50% 2018	11,335	10,979
AT&T Inc. 5.60% 2018	2,270	2,213
AT&T Inc. 5.80% 2019	8,700	8,532
SBC Communications Inc. 6.45% 2034	2,130	1,924
AT&T Inc. 6.40% 2038	2,300	2,053
Verizon Communications Inc. 7.375% 2013[4]	5,000	5,366
Verizon Communications Inc. 5.55% 2014[4]	2,900	2,905
Verizon Communications Inc. 5.50% 2017	8,885	8,600
Verizon Communications Inc. 8.50% 2018[4]	7,250	8,296
Verizon Communications Inc. 8.75% 2018	9,000	10,315
Verizon Communications Inc. 6.35% 2019	4,000	3,959
Nextel Communications, Inc., Series E, 6.875% 2013	15,400	8,855
Nextel Communications, Inc., Series F, 5.95% 2014	195	109
Nextel Communications, Inc., Series D, 7.375% 2015	18,580	9,940
Sprint Nextel Corp. 6.00% 2016	11,000	7,920
Olivetti Finance NV 7.25% 2012	€905	1,238
Telecom Italia Capital SA, Series B, 5.25% 2013	$750	674
Telecom Italia Capital SA 4.95% 2014	6,450	5,576
Telecom Italia Capital SA 5.25% 2015	4,000	3,377
Telecom Italia Capital SA 6.999% 2018	7,500	6,809
Telecom Italia SpA 7.75% 2033	€1,350	1,673
Telicom Italia Capital SA 6.00% 2034	$1,800	1,231
Telecom Italia Capital SA 7.20% 2036	350	278
Telecom Italia Capital SA 7.721% 2038	6,750	5,629
Qwest Capital Funding, Inc. 7.90% 2010	4,295	4,209
Qwest Capital Funding, Inc. 7.25% 2011	11,475	11,016
Qwest Communications International Inc. 7.25% 2011	4,000	3,880
Qwest Corp. 8.875% 2012	1,250	1,241
Qwest Capital Funding, Inc. 7.625% 2021	350	250
U S WEST Capital Funding, Inc. 6.875% 2028	700	444
American Tower Corp. 7.125% 2012	5,200	5,252
American Tower Corp. 7.50% 2012	4,500	4,545
American Tower Corp. 7.00% 2017	2,650	2,623
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,700	1,655
Windstream Corp. 8.625% 2016	5,800	5,728
Cricket Communications, Inc. 9.375% 2014	7,580	7,258
Rogers Wireless Inc. 7.25% 2012	3,475	3,620
Rogers Wireless Inc. 7.50% 2015	1,975	2,049
British Telecommunications PLC 5.95% 2018	6,825	5,564
Singapore Telecommunications Ltd. 6.375% 2011[4]	5,000	5,394
Centennial Communications Corp. 7.185% 2013[3]	500	503
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	2,000	2,080
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[3]	2,700	2,795
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,145
MetroPCS Wireless, Inc. 9.25% 2014[4]	3,000	2,910
MetroPCS Wireless, Inc. 9.25% 2014	975	951
Cincinnati Bell Inc. 7.25% 2013	3,750	3,600
NTELOS Inc., Term Loan B, 2.77% 2011[1,3,6]	2,400	2,249
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,425
Digicel Group Ltd. 8.875% 2015[4]	2,000	1,300
France Télécom 7.75% 2011[3]	1,000	1,071
Crown Castle International Corp. 9.00% 2015	700	709
Hawaiian Telcom Communications, Inc. 8.765% 2013[3,8]	2,195	77
Hawaiian Telcom Communications, Inc. 9.75% 2013[8]	2,870	57
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[8]	1,125	11
		225,834

INDUSTRIALS — 3.28%
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[1]	315	296
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[1]	8,627	7,807
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[1]	1,000	800
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[1]	204	171
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	9,300	7,082
Northwest Airlines, Inc., Term Loan A, 2.97% 2018[1,3,6]	8,940	6,705
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[1]	1,433	974
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[1]	1,000	880
Continental Airlines, Inc. 8.75% 2011	2,000	1,115
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[1]	3,570	3,213
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1]	159	118
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	1,024	727
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	1,688	1,333
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	2,983	2,386
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	1,129	971
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	3,762	2,953
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	586	433
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	1,325	701
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	2,571	1,903
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	2,409	1,855
Nielsen Finance LLC, Term Loan B, 2.533% 2013[1,3,6]	2,962	2,324
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	8,800	7,612
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014[4]	3,000	2,745
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[9]	4,200	1,764
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[1]	1,310	930
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[1]	1,135	1,035
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[1]	1,850	1,323
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[1]	8,535	6,881
AMR Corp. 9.00% 2016	1,500	638
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[1]	864	415
AMR Corp. 10.20% 2020	1,345	592
AMR Corp. 10.00% 2021[2]	1,200	528
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,265
Koninklijke Philips Electronics NV 6.875% 2038	7,150	6,957
CSX Corp. 6.25% 2015	5,000	4,551
CSX Corp. 7.45% 2038	7,500	6,182
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[1]	25	24
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[1,8]	3,633	3,851
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[1]	2,205	2,139
United Air Lines, Inc., Term Loan B, 2.563% 2014[1,3,6]	4,167	2,013
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[1]	24	23
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[1]	36	35
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[1,2,8]	230	0
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1]	3,696	2,493
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	995
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	977
Allied Waste North America, Inc., Series B, 6.125% 2014	2,750	2,588
Allied Waste North America, Inc., Series B, 7.375% 2014	1,000	948
Allied Waste North America, Inc. 7.25% 2015	2,000	1,892
Allied Waste North America, Inc. 6.875% 2017	2,000	1,823
Burlington Northern Santa Fe Corp. 7.00% 2014	6,480	6,942
BNSF Funding Trust I 6.613% 2055[3]	1,680	1,221
Canadian National Railway Co. 4.95% 2014	1,430	1,482
Canadian National Railway Co. 5.55% 2018	5,375	5,509
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	7,325	6,904
Union Pacific Corp. 5.125% 2014	2,300	2,273
Union Pacific Corp. 5.75% 2017	1,080	1,033
Union Pacific Corp. 5.70% 2018	3,265	3,113
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.27% 2014[1,3,6]	4,316	2,180
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.92% 2014[1,3,6]	4,244	2,143
DAE Aviation Holdings, Inc. 11.25% 2015[4]	8,255	1,816
Norfolk Southern Corp. 5.75% 2016[4]	5,270	5,302
ARAMARK Corp., Term Loan B, 3.095% 2014[1,3,6]	3,083	2,700
ARAMARK Corp., Letter of Credit, 4.721% 2014[1,3,6]	196	172
ARAMARK Corp. 4.67% 2015[3]	200	154
ARAMARK Corp. 8.50% 2015	2,175	2,012
TFM, SA de CV 9.375% 2012	3,150	2,882
Kansas City Southern Railway Co. 8.00% 2015	2,000	1,665
Ashtead Group PLC 8.625% 2015[4]	1,000	575
Ashtead Capital, Inc. 9.00% 2016[4]	5,660	3,255
B/E Aerospace 8.50% 2018	4,330	3,621
General Electric Capital Corp., Series A, 1.511% 2018[3]	1,000	570
General Electric Capital Corp., Series A, 1.614% 2026[3]	6,400	3,031
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,250	2,649
Hutchison Whampoa International Ltd. 7.00% 2011[4]	500	528
Hutchison Whampoa International Ltd. 6.50% 2013[4]	2,000	2,032
John Deere Capital Corp. 5.40% 2011	2,000	2,061
John Deere Capital Corp., Series D, 4.50% 2013	500	491
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,4]	1,290	1,111
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	1,468	1,401
American Standard Inc. 7.625% 2010	2,300	2,323
US Investigations Services, Inc. 11.75% 2016[4]	2,955	2,128
Atlas Copco AB 5.60% 2017[4]	2,340	2,117
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,613
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.518% 2014[1,3,6]	2,769	1,272
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 4.10% 2014[1,3,6]	153	70
Waste Management, Inc. 7.375% 2010	650	665
WMX Technologies, Inc. 7.10% 2026	500	452
USG Corp. 6.30% 2016	2,000	1,110
Atrium Companies, Inc., Term Loan B, 12.50% 2012[1,3,6,7]	3,137	606
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	394	393
RSC Holdings III, LLC, Second Lien Term Loan B, 4.93% 2013[1,3,6]	696	368
THL Buildco, Inc. 8.50% 2014	3,225	339
		195,250

UTILITIES — 2.84%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	10,000	10,092
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	5,000	4,578
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	3,500	4,058
Edison Mission Energy 7.75% 2016	6,000	4,590
Midwest Generation, LLC, Series B, 8.56% 2016[1]	3,823	3,546
Edison Mission Energy 7.00% 2017	4,050	2,977
Edison Mission Energy 7.20% 2019	5,250	3,675
Edison Mission Energy 7.625% 2027	4,500	2,723
Ohio Edison Co. 6.40% 2016	7,750	7,398
Cleveland Electric Illuminating Co. 8.875% 2018	5,000	5,551
Ohio Edison Co. 6.875% 2036	2,300	2,027
Progress Energy, Inc. 7.05% 2019	14,550	14,850
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	4,000	3,868
Consumers Energy Co. 5.65% 2018	940	906
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,150	9,092
AES Corp. 9.50% 2009	695	698
AES Corp. 9.375% 2010	4,769	4,721
AES Corp. 8.75% 2013[4]	4,358	4,314
AES Red Oak, LLC, Series A, 8.54% 2019[1]	812	743
AES Red Oak, LLC, Series B, 9.20% 2029[1]	2,500	2,188
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,204
MidAmerican Energy Co. 5.30% 2018	4,000	3,900
MidAmerican Energy Holdings Co. 5.75% 2018	6,500	6,406
E.ON International Finance BV 5.80% 2018[4]	9,740	9,597
Electricité de France SA 6.50% 2019[4]	9,000	9,288
Veolia Environnement 5.25% 2013	2,070	2,069
Veolia Environnement 6.00% 2018	4,000	3,793
Veolia Environnement 6.125% 2033	€2,740	3,160
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.033% 2014[1,3,6]	$2,962	1,964
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	7,025	3,548
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	6,475	3,270
ISA Capital do Brasil SA 8.80% 2017[4]	6,200	5,580
NRG Energy, Inc. 7.25% 2014	725	683
NRG Energy, Inc. 7.375% 2016	4,675	4,359
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,784
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	142
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,363
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,484
National Grid PLC 6.30% 2016	2,315	2,254
PG&E Corp. 5.75% 2014	2,000	2,017
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	2,000	1,490
ENEL SpA 5.625% 2027	€1,130	1,278
Scottish Power PLC 5.375% 2015	$1,230	1,111
Cilcorp Inc. 8.70% 2009	1,000	1,063
Israel Electric Corp. Ltd. 7.70% 2018[4]	500	513
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	103
		169,018

HEALTH CARE — 2.66%
Roche Holdings Inc. 5.00% 2014[4]	6,250	6,524
Roche Holdings Inc. 6.00% 2019[4]	25,800	26,512
Schering-Plough Corp. 5.375% 2014	€3,300	4,382
Schering-Plough Corp. 6.00% 2017	$9,990	10,316
HealthSouth Corp. 8.323% 2014[3]	8,180	7,076
HealthSouth Corp. 10.75% 2016	6,715	6,614
Abbott Laboratories 5.125% 2019	11,570	11,659
Abbott Laboratories 6.00% 2039	1,980	1,976
GlaxoSmithKline Capital Inc. 5.65% 2018	8,970	9,217
Tenet Healthcare Corp. 7.375% 2013	650	520
Tenet Healthcare Corp. 9.875% 2014	5,090	3,996
Tenet Healthcare Corp. 9.00% 2015[4]	350	340
Tenet Healthcare Corp. 9.25% 2015	3,995	3,096
Tenet Healthcare Corp. 10.00% 2018[4]	350	340
Biogen Idec Inc. 6.00% 2013	7,750	7,860
HCA Inc., Term Loan B, 3.47% 2013[1,3,6]	7,189	6,114
HCA Inc. 9.125% 2014	580	547
HCA Inc. 9.25% 2016	680	620
HCA Inc. 10.375% 2016[3,7]	680	544
Bayer AG 5.00% (undated)[3]	€7,030	6,540
Coventry Health Care, Inc. 6.30% 2014	$7,800	5,307
VWR Funding, Inc. 10.25% 2015[3,7]	7,320	5,014
AstraZeneca PLC 5.40% 2012	4,500	4,798
Novartis Securities Investment Ltd. 5.125% 2019	4,270	4,344
Pfizer Inc. 6.20% 2019	3,930	4,196
Amgen Inc. 5.70% 2019	3,360	3,419
WellPoint, Inc. 5.25% 2016	625	571
WellPoint, Inc. 5.875% 2017	3,000	2,825
Mylan Inc., Term Loan B, 4.50% 2014[1,3,6]	2,522	2,351
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	750	634
Elan Finance PLC and Elan Finance Corp. 5.386% 2013[3]	2,440	1,708
PTS Acquisition Corp. 9.50% 2015[3,7]	7,295	1,787
Viant Holdings Inc. 10.125% 2017[4]	3,240	1,604
Boston Scientific Corp. 7.00% 2035	1,600	1,368
Surgical Care Affiliates, Inc. 10.00% 2017[4]	2,500	1,287
Humana Inc. 6.45% 2016	1,500	1,262
Cardinal Health, Inc. 5.80% 2016	1,235	1,136
		158,404

ENERGY — 2.16%
TransCanada PipeLines Ltd. 6.50% 2018	10,000	9,991
TransCanada PipeLines Ltd. 7.125% 2019	2,455	2,566
TransCanada PipeLines Ltd. 6.35% 2067[3]	13,715	7,828
Williams Companies, Inc. 6.375% 2010[4]	1,000	984
Williams Companies, Inc. 7.125% 2011	500	498
Williams Companies, Inc. 8.125% 2012	6,180	6,304
Williams Companies, Inc. 7.875% 2021	4,890	4,532
Williams Companies, Inc. 8.75% 2032	2,400	2,183
Chevron Corp. 4.95% 2019	12,230	12,523
Gaz Capital SA 5.875% 2015	€1,750	1,776
Gaz Capital SA, Series 13, 6.605% 2018	2,750	2,563
Gaz Capital SA 6.51% 2022[4]	$3,940	2,551
Gaz Capital SA, Series 9, 6.51% 2022	1,750	1,133
Gaz Capital SA 7.288% 2037[4]	2,000	1,300
Rockies Express Pipeline LLC 6.25% 2013[4]	5,000	4,910
Rockies Express Pipeline LLC 6.85% 2018[4]	4,300	4,232
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,4]	689	678
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1]	10	9
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1]	675	705
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,4]	360	376
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,4]	7,500	6,407
Kinder Morgan Energy Partners LP 6.00% 2017	380	358
Kinder Morgan Energy Partners LP 6.50% 2037	900	723
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	6,007
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	6,970
Southern Natural Gas Co. 5.90% 2017[4]	2,510	2,200
El Paso Natural Gas Co. 5.95% 2017	1,500	1,325
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	1,711
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1]	3,429	2,726
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,4]	2,786	2,215
Shell International Finance B.V. 4.00% 2014	4,860	4,934
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	2,950	2,789
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,500	2,128
LUKOIL International Finance BV 6.656% 2022[4]	6,100	4,468
Qatar Petroleum 5.579% 2011[1,4]	3,056	3,047
TEPPCO Partners LP 7.00% 2067[3]	4,700	2,694
Petroleum Export Ltd., Class A-3, 5.265% 2011[1,4]	2,354	2,002
Sunoco, Inc. 5.75% 2017	2,000	1,723
Drummond Co., Inc. 7.375% 2016[4]	2,545	1,667
Pemex Project Funding Master Trust 6.625% 2035	2,000	1,433
Premcor Refining Group Inc. 6.75% 2011	1,250	1,263
Enterprise Products Operating LP 7.034% 2068[3]	1,615	1,011
Gulfstream Natural Gas 6.19% 2025[4]	1,220	924
		128,367

ASSET-BACKED OBLIGATIONS[1] — 1.50%
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	7,445	6,800
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.606% 2015[3,4]	5,000	3,910
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	4,744	4,472
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	3,597	3,360
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,178
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 0.956% 2013[3]	13,500	9,720
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	9,340	8,924
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	4,750	4,818
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,561
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	1,736	1,735
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,417
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	5,000	4,841
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	3,765	3,584
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	1,802
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	1,768
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 0.686% 2012[3]	4,000	3,184
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	3,144	3,135
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	3,046
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	2,758	2,710
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[3,4]	2,923	2,622
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,274
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[4]	1,702	1,610
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,495
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[3]	3,663	1,065
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.696% 2037[3]	2,222	831
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[3]	1,500	769
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[8]	1,372	474
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	479	463
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[3]	457	449
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[4]	312	242
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.622% 2037[3]	1,756	123
		89,382

CONSUMER STAPLES — 1.19%
CVS Caremark Corp. 6.60% 2019	6,300	6,361
CVS Caremark Corp. 6.943% 2030[1,4]	7,400	5,655
Walgreen Co. 5.25% 2019	10,000	10,049
British American Tobacco International Finance PLC 9.50% 2018[4]	7,137	8,122
Anheuser-Busch InBev NV 7.75% 2019[4]	7,250	7,241
Kroger Co. 7.50% 2014	1,650	1,833
Kroger Co. 6.40% 2017	4,130	4,247
SUPERVALU INC., Term Loan B, 1.768% 2012[1,3,6]	1,787	1,594
SUPERVALU INC. 7.50% 2012	585	578
Albertson’s, Inc. 7.25% 2013	1,790	1,745
Albertson’s, Inc. 8.00% 2031	2,000	1,645
Altria Group, Inc. 9.70% 2018	5,000	5,451
Tesco PLC 5.50% 2017[4]	5,035	4,963
Tesco PLC 5.50% 2033	£330	440
Stater Bros. Holdings Inc. 8.125% 2012	$2,550	2,525
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,375
Tyson Foods, Inc. 7.85% 2016[3]	3,355	2,907
Kraft Foods Inc. 6.125% 2018	1,575	1,581
Safeway Inc. 6.25% 2014	1,420	1,492
Diageo Capital PLC 5.75% 2017	1,000	1,021
		70,825

INFORMATION TECHNOLOGY — 1.14%
Jabil Circuit, Inc. 5.875% 2010	3,060	2,938
Jabil Circuit, Inc. 8.25% 2018	8,300	6,225
Celestica Inc. 7.875% 2011	5,775	5,660
Celestica Inc. 7.625% 2013	1,925	1,694
NXP BV and NXP Funding LLC 3.844% 2013[3]	8,025	1,384
NXP BV and NXP Funding LLC 5.362% 2013[3]	€1,100	241
NXP BV and NXP Funding LLC 7.875% 2014	$15,595	3,704
NXP BV and NXP Funding LLC 8.625% 2015	€3,900	492
NXP BV and NXP Funding LLC 9.50% 2015	$12,000	1,350
Sanmina-SCI Corp. 6.75% 2013	2,725	1,076
Sanmina-SCI Corp. 4.07% 2014[3,4]	2,275	1,263
Sanmina-SCI Corp. 8.125% 2016	11,525	4,091
Western Union Co. 5.93% 2016	6,000	5,571
First Data Corp., Term Loan B2, 3.272% 2014[1,3,6]	4,925	3,337
First Data Corp. 9.875% 2015[4]	3,000	1,770
Oracle Corp. 6.50% 2038	5,000	5,003
SunGard Data Systems Inc. 9.125% 2013	5,500	4,813
Freescale Semiconductor, Inc., Term Loan B, 2.247% 2013[1,3,6]	1,268	531
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014[1,6]	7,281	3,904
Freescale Semiconductor, Inc. 10.125% 2016	774	143
National Semiconductor Corp. 6.15% 2012	4,500	3,504
KLA-Tencor Corp. 6.90% 2018	3,750	2,969
Xerox Corp. 7.125% 2010	2,500	2,552
Ceridian Corp. 11.25% 2015	3,900	1,657
Electronic Data Systems Corp., Series B, 6.00% 2013[3]	1,500	1,590
Exodus Communications, Inc. 11.625% 2010[2,8]	376	0
		67,462

MATERIALS — 0.54%
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,675	1,606
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	7,725	7,233
International Paper Co. 7.40% 2014	500	413
International Paper Co. 7.95% 2018	4,285	3,271
C5 Capital (SPV) Ltd. 6.196% (undated)[3,4]	4,900	1,718
C10 Capital (SPV) Ltd. 6.722% (undated)[3,4]	4,589	1,609
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,023
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,552
Owens-Brockway Glass Container Inc. 6.75% 2014	1,250	1,526
Stora Enso Oyj 7.25% 2036[2,4]	$3,530	1,482
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,433	1,425
Plastipak Holdings, Inc. 8.50% 2015[4]	2,000	1,410
UPM-Kymmene Corp. 5.625% 2014[4]	2,000	1,381
JSG Funding PLC 7.75% 2015	2,000	1,185
Georgia Gulf Corp. 9.50% 2014	6,000	1,035
Georgia-Pacific Corp., First Lien Term Loan B, 3.293% 2012[1,3,6]	887	789
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[8]	645	84
Stone Container Corp. 8.375% 2012[8]	2,250	295
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[8]	1,215	149
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[8]	310	39
Allegheny Technologies, Inc. 8.375% 2011	500	487
Domtar Corp. 7.125% 2015	655	442
		32,154

MUNICIPALS — 0.21%
State of Louisiana, Citizens Property Insurance Corp., Assessment Revenue Bonds,
Series 2006-C-3, CIFG insured, 11.50% 2025[3]	10,000	10,000
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	1,625	1,552
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	1,294	960

State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	203	147
		12,659

Total bonds, notes & other debt instruments (cost: $5,845,804,000)		5,289,826

Convertible securities — 0.18%	Shares

FINANCIALS — 0.14%
Bank of America Corp., Series L, 7.25% convertible preferred	20,000	8,490

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		2,006

Total convertible securities (cost: $28,299,000)		10,496

		Value
Preferred stocks — 1.21%	Shares	(000)

FINANCIALS — 1.11%
SMFG Preferred Capital USD 1 Ltd. 6.078%[3,4]	13,983,000	$8,626
SMFG Preferred Capital USD 3 Ltd. 9.50%[3,4]	2,236,000	1,812
Bank of America Corp., Series K, 8.00% noncumulative[3]	13,755,000	5,515
Bank of America Corp., Series M, 8.125% noncumulative[3]	6,000,000	2,468
JPMorgan Chase & Co., Series I, 7.90%[3]	9,350,000	6,021
Royal Bank of Scotland Group PLC, Series U, 7.64%[3]	13,100,000	2,950
RBS Capital Trust IV 2.02% noncumulative trust[3]	4,500,000	1,578
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[3,4]	7,500,000	3,416
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[3,4]	5,374,000	3,191
PNC Preferred Funding Trust III 8.70%[2,3,4]	4,100,000	1,620
PNC Preferred Funding Trust I 6.517%[3,4]	4,700,000	1,459
Société Générale 5.922%[3,4]	6,630,000	3,054
BNP Paribas 7.195%[2,3,4]	5,800,000	2,581
BNP Paribas Capital Trust 9.003% noncumulative trust[3,4]	850,000	384
Santander Finance Preferred S.A., Unipersonal, 6.50%	200,000	2,833
Barclays Bank PLC 7.434%[3,4]	6,650,000	2,766
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[3]	10,850,000	2,519
Standard Chartered PLC 6.409%[3,4]	5,000,000	2,278
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[3]	3,600,000	1,261
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[4]	65,000	1,239
AXA SA, Series B, 6.379%[3,4]	3,360,000	1,231
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[3,4]	5,090,000	1,133
General Motors Corp. 9.00%[4]	4,601	916
QBE Capital Funding II LP 6.797%[3,4]	1,415,000	878
XL Capital Ltd., Series E, 6.50%[3]	4,476,000	851
ING Capital Funding Trust III 8.439% noncumulative[3]	2,700,000	788
Fannie Mae, Series O, 7.00%[3,4]	787,526	748
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[3,4]	1,502,000	692
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]	750,000	637
Freddie Mac, Series Y, 6.55%	437,381	179
Freddie Mac, Series Z, 8.375%	284,300	154
ILFC E-Capital Trust I 5.90%[3,4]	1,500,000	226
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[4,10]	520,000	5
		66,009

U.S. GOVERNMENT AGENCY SECURITIES — 0.06%
CoBank, ACB, Series C, 11.00%[4]	80,000	3,656

MISCELLANEOUS — 0.04%
Other preferred stocks in initial period of acquisition		2,370

Total preferred stocks (cost: $176,799,000)		72,035

Common stocks — 0.10%

CONSUMER DISCRETIONARY — 0.04%
Ford Motor Co.[10]	747,930	1,967
Time Warner Cable Inc., Class A10	9,988	248
Adelphia Recovery Trust, Series ACC-1[10]	2,409,545	16
Adelphia Recovery Trust, Series ACC-6B2,10	500,000	3
American Media Operations, Inc.[2,4,10]	32,601	—
		2,234

INDUSTRIALS — 0.03%
Delta Air Lines, Inc.[10]	218,123	1,228
DigitalGlobe Inc.[2,10,11]	306,464	766
UAL Corp.[10]	1,580	7
		2,001

TELECOMMUNICATION SERVICES — 0.03%
American Tower Corp., Class A10	42,271	1,286
Sprint Nextel Corp., Series 1[10]	33,726	121
Embarq Corp.	1,686	64
XO Holdings, Inc.[10]	1,134	—
		1,471

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.[10]	32,500	76

HEALTH CARE — 0.00%
Clarent Hospital Corp.[2,10]	16,114	1

Total common stocks (cost: $14,455,000)		5,783

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	2,273	—
XO Holdings, Inc., Series B, warrants, expire 2010[2,10]	1,704	—
XO Holdings, Inc., Series C, warrants, expire 2010[10]	1,704	—
GT Group Telecom Inc., warrants, expire 2010[2,4,10]	1,000	0

Total rights & warrants (cost: $52,000)		—

	Principal amount
Short-term securities — 11.51%	(000)

U.S. Treasury Bills 0.185%–0.285% due 4/9–8/13/2009	$123,700	123,657
Bank of America Corp., FDIC insured, 0.33%–0.40% due 4/24–5/6/2009	87,300	87,271
Coca-Cola Co. 0.25%–0.45% due 4/15–7/20/2009[4]	67,500	67,458
Federal Home Loan Bank 0.10%–0.44% due 4/3–6/16/2009	67,400	67,384
Procter & Gamble International Funding S.C.A. 0.21%–0.45% due 4/2–6/15/2009[4]	46,800	46,791
Wells Fargo & Co. 0.25% due 4/23/2009	35,000	34,994
Tennessee Valley Authority 0.23% due 6/11/2009	34,400	34,379
Freddie Mac 0.21%–0.33% due 4/13–8/21/2009	28,800	28,777
United Parcel Service Inc. 0.20%–0.23% due 4/1–6/12/2009[4]	26,700	26,696
Private Export Funding Corp. 0.90% due 4/30/2009[4]	25,600	25,586
NetJets Inc. 0.35% due 4/24/2009[4]	25,000	24,985
General Electric Capital Corp., FDIC insured, 0.50% due 8/25/2009	25,000	24,958
Merck & Co. Inc. 0.30% due 4/17/2009	16,300	16,296
Emerson Electric Co. 0.28% due 6/18/2009[4]	15,600	15,590
Hewlett-Packard Co. 0.35% due 4/7/2009[4]	15,000	14,998
General Dynamics Corp. 0.33% due 4/27/2009[4]	15,000	14,996
Abbott Laboratories 0.25% due 6/9/2009[4]	12,700	12,693
Paccar Financial Corp. 0.26% due 4/6/2009	10,000	9,999
International Bank for Reconstruction and Development 0.38% due 4/27/2009	6,800	6,797

Total short-term securities (cost: $684,327,000)		684,305

Total investment securities (cost: $6,749,736,000)		6,062,445
Other assets less liabilities		(115,142)

Net assets		$5,947,303

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $164,408,000, which represented 2.76% of the net assets of the fund.

[3]	Coupon rate may change periodically.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $787,758,000, which represented 13.25% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $66,647,000, which represented 1.12% of the net assets of the fund.

[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Step bond; coupon rate will increase at a later date.
[10]	Security did not produce income during the last 12 months.
[11]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/14/1999–7/31/2003 at a cost of $250,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviations and symbols

A$ = Australian dollars
BRL = Brazilian reais
C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
ILS = Israeli shekels
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
PLN = Polish zloty
SKr = Swedish kronor

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

	Investment securities	Forward currency contracts

Level 1 — Quoted prices	$16,072
Level 2 — Other significant observable inputs	6,039,837	$(4,508	)*
Level 3 — Significant unobservable inputs	6,536
Total		$6,062,445

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$41,491
Net purchases	496
Net realized loss	(1,233)
Net unrealized appreciation	367
Net transfers out of Level 3	(34,585)
Ending value at 3/31/2009	$6,536

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(861)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$124,540
Gross unrealized depreciation on investment securities	(816,957)
Net unrealized depreciation on investment securities	(692,417)
Cost of investment securities for federal income tax purposes	6,754,862

Global Bond Fund
Investment portfolio

March 31, 2009
unaudited

Bonds, notes & other debt instruments — 92.77%	Principal amount (000)	Value (000)

EUROS — 31.11%
German Government 4.25% 2012	€60	US$ 86
German Government 5.00% 2012	4,225	6,161
German Government 3.75% 2013	16,964	23,988
German Government 4.50% 2013	6,000	8,675
German Government 4.25% 2014	1,760	2,561
German Government, Series 6, 4.00% 2016	11,685	16,769
German Government 3.75% 2017	32,955	46,594
German Government, Series 7, 4.00% 2018	12,780	18,426
German Government, Series 8, 4.25% 2018	28,205	41,474
German Government 6.25% 2024	1,325	2,244
German Government 6.25% 2030	5,200	8,951
German Government 4.75% 2034	2,305	3,390
Netherlands Government Eurobond 4.00% 2011	3,200	4,439
Netherlands Government Eurobond 4.25% 2013	9,860	13,971
Netherlands Government Eurobond 4.50% 2017	5,230	7,439
Netherlands Government Eurobond 4.00% 2019	1,575	2,143
KfW 4.375% 2013	7,125	9,978
KfW 4.375% 2018	4,900	6,749
French Government B.T.A.N. Eurobond 4.50% 2013	4,000	5,751
European Investment Bank 4.75% 2017	2,975	4,249
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 2013[1]	2,000	2,786
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 2016[1]	1,000	1,343
Belgium (Kingdom of), Series 49, 4.00% 2017	2,670	3,594
Koninklijke KPN NV 6.50% 2016	1,900	2,616
Koninklijke KPN NV 4.75% 2017	750	922
Finland (Republic of) 5.375% 2013	2,340	3,443
Royal Bank of Scotland PLC 6.934% 2018	3,325	3,087
Schering-Plough Corp. 5.375% 2014	1,930	2,563
Bayer AG 5.00% (undated)[2]	2,290	2,130
Northern Rock PLC, Series 7, 4.125% 2017[1]	1,650	1,969
TeliaSonera AB 4.75% 2017	1,475	1,797
Merrill Lynch & Co., Inc. 4.625% 2018	2,325	1,777
Irish Government 4.50% 2018	1,415	1,748
Italian Government 3.75% 2011	1,220	1,672
Polish Government 5.875% 2014	1,250	1,672
Dexia Municipal Agency 4.50% 2017[1]	1,250	1,643
Gaz Capital SA 5.875% 2015	600	609
Gaz Capital SA, Series 13, 6.605% 2018	1,000	932
AT&T Inc. 6.125% 2015	1,000	1,386
Bank of Scotland PLC 5.625% 2013	775	1,020
GlaxoSmithKline Capital PLC 5.125% 2012	150	210
GlaxoSmithKline Capital PLC 5.625% 2017	500	692
France Télécom 7.25% 2013	500	740
NGG Finance PLC 6.125% 2011	150	206
National Grid Transco PLC 4.375% 2020	450	501
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	250	298
UniCredito Italiano SpA 3.95% 2016	300	287
UniCredito Italiano SpA 5.75% 2017	100	104
Telecom Italia SpA 7.75% 2033	550	682
Sumitomo Mitsui Banking Corp. 4.375% (undated)[2]	850	623
Resona Bank, Ltd. 3.75% 2015[2]	250	232
Resona Bank, Ltd 4.125% (undated)[2]	700	373
Veolia Environnement 4.875% 2013	150	203
Veolia Environnement 6.125% 2033	305	352
Croatian Government 5.00% 2014	460	553
Commerzbank AG, Series 551, 4.125% 2016[2]	700	545
Verizon Communications Inc. 8.75% 2015	350	524
PLD International Finance LLC 4.375% 2011	500	466
Shinsei Bank, Ltd. 3.75% 2016[2]	100	62
Shinsei Bank, Ltd. 3.75% 2016[2]	500	312
ENEL SpA 5.625% 2027	320	362
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	250	305
DaimlerChrysler North America Holding Corp. 4.25% 2011	190	244
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.884% 2016[2]	500	191
Metro Finance BV 4.625% 2011	125	166
Standard Chartered Bank 5.875% 2017	150	153
TuranAlem Finance BV, Series 5, 6.25% 2011	460	143
Barclays Bank PLC 4.50% 2019[2]	150	135
NXP BV and NXP Funding LLC 5.362% 2013[2]	250	55
NXP BV and NXP Funding LLC 8.625% 2015	450	57
Santander Issuances, SA Unipersonal 5.435% 2017[2]	100	105
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	73
Nalco Co. 9.00% 2013	35	41
		282,742

JAPANESE YEN — 6.78%
Japanese Government 1.30% 2011	¥913,950	9,413
Japanese Government 1.40% 2012	295,000	3,057
Japanese Government 1.50% 2014	231,300	2,421
Japanese Government 0.50% 2015[3,4]	624,536	5,280
Japanese Government 1.70% 2016	1,562,650	16,574
Japanese Government 1.70% 2017	215,000	2,272
Japanese Government 1.20% 2017[3,4]	1,887,435	15,971
Japanese Government 1.50% 2018	134,250	1,384
Japanese Government 2.30% 2035	171,400	1,809
Japanese Government 2.40% 2038	313,200	3,388
		61,569

BRITISH POUNDS — 3.17%
United Kingdom 4.25% 2011	£750	1,137
United Kingdom 5.00% 2014	2,475	4,024
United Kingdom 4.75% 2015	2,080	3,349
United Kingdom 4.00% 2016	6,535	10,157
United Kingdom 8.75% 2017	590	1,213
United Kingdom 4.75% 2020	625	1,011
United Kingdom 8.00% 2021	275	576
United Kingdom 6.00% 2028	1,500	2,749
United Kingdom 4.75% 2038	2,675	4,208
Wal-Mart Stores, Inc. 5.625% 2034	100	141
Tesco PLC 5.50% 2033	100	133
Allied Irish Banks, PLC 5.625% 2030[2]	125	89
		28,787

DANISH KRONER — 2.17%
Nykredit 6.00% 2038[1]	DKr 9,705	US$ 1,740
Nykredit 5.00% 2038[1]	46,093	7,985
Nykredit 6.00% 2038[1]	13,966	2,521
Nykredit 6.00% 2041[1]	9,919	1,780
Kingdom of Denmark 5.00% 2013	19,985	3,887
Realkredit Danmark, interest only, 6.00% 2038[1]	9,962	1,793
		19,706

MEXICAN PESOS — 1.79%
United Mexican States Government, Series MI10, 9.50% 2014	MXN 17,500	1,361
United Mexican States Government, Series M10, 8.00% 2015	17,500	1,265
United Mexican States Government, Series M10, 7.25% 2016	130,000	8,964
United Mexican States Government, Series M10, 7.75% 2017	54,900	3,876
United Mexican States Government, Series M20, 10.00% 2024	6,800	564
United Mexican States Government, Series M30, 10.00% 2036	2,500	207
		16,237

AUSTRALIAN DOLLARS — 1.17%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A4,075	2,979
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	1,488
European Investment Bank 6.125% 2017	4,400	3,193
New South Wales Treasury Corp., Series 14, 5.50% 2014	1,275	913
New South Wales Treasury Corp., Series 17, 5.50% 2017	1,250	885
KfW 6.25% 2012	1,100	801
Countrywide Financial Corp. 6.25% 2010	600	404
		10,663

SWEDISH KRONOR — 1.05%
Swedish Government 4.00% 2012[1]	SKr35,250	4,435
Swedish Government 6.75% 2014	22,760	3,361
Stadshypotek AB 6.00% 2012[1]	13,000	1,743
		9,539

SOUTH KOREAN WON — 0.87%
South Korean Government 5.25% 2010	KRW4,100,000	3,071
South Korean Government 5.75% 2010	1,250,000	949
South Korean Government 5.75% 2013	250,000	191
South Korean Government 4.25% 2014	5,190,000	3,660
		7,871

POLISH ZLOTY — 0.81%
Polish Government 5.25% 2013	PLN26,250	7,342

CANADIAN DOLLARS — 0.71%
Canadian Government 5.50% 2010	$ C 70	58
Canadian Government 5.25% 2012	250	222
Canadian Government 4.50% 2015	4,340	3,941
Canadian Government 5.75% 2029	500	515
Province of New Brunswick 6.75% 2017	500	470
Province of Ontario, Series HC, 9.50% 2022	250	291
Province De Québec 9.375% 2023	250	285
Canada Housing Trust 4.10% 2018	250	213
Wells Fargo & Co. 6.05% 2012	250	198
GE Capital Canada Funding Co., Series A, 5.29% 2012	250	194
TransCanada PipeLines Ltd. 5.05% 2014	125	103
		6,490

NEW TURKISH LIRAS — 0.44%
Turkey (Republic of) 14.00% 2011	TRY 325	US$ 196
Turkey (Republic of) 16.00% 2012	5,496	3,392
Turkey (Republic of) 10.00% 2012[3,4]	664	375
		3,963

ISRAELI SHEKELS — 0.39%
Israeli Government 7.50% 2014[4]	ILS 500	143
Israeli Government 6.00% 2019[4]	12,870	3,442
		3,585

HUNGARIAN FORINTS — 0.18%
Hungarian Government 5.50% 2014	HUF250,000	802
Hungarian Government 6.75% 2017	250,000	787
		1,589

BRAZILIAN REAIS — 0.12%
Brazilian Treasury Bill 6.00% 2015[3,4]	BRL1,780	740
Brazil (Federal Republic of) 10.00% 2017[4]	1,000	387
		1,127

EGYPTIAN POUNDS — 0.02%
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP125	22
Egypt (Arab Republic of) Treasury Bill 0% 2009	550	97
Egypt (Arab Republic of) 11.50% 2011	125	23
		142

MALAYSIAN RINGGITS — 0.01%
Malaysian Government 3.814% 2017	MYR500	133

DOMINICAN PESOS — 0.01%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[4]	DOP6,557	120

ARGENTINE PESOS — 0.00%
Argentina (Republic of) 5.83% 2033[1,3,4,5]	ARS265	14

COLOMBIAN PESOS — 0.00%
Colombia (Republic of) Global 11.75% 2010	COP17,000	7

U.S. DOLLARS — 41.97%
U.S. Treasury 5.75% 2010	US$ 5,000	5,356
U.S. Treasury 1.75% 2011	3,310	3,375
U.S. Treasury 4.50% 2011	5,000	5,352
U.S. Treasury 4.875% 2012	807	894
U.S. Treasury 3.00% 2012[3,4]	1,027	1,094
U.S. Treasury 2.00% 2013	3,575	3,649
U.S. Treasury 3.375% 2013	1,000	1,082
U.S. Treasury 3.875% 2013	2,500	2,740
U.S. Treasury 4.25% 2015	4,500	5,129
U.S. Treasury 1.875% 2015[3,4]	1,357	1,394
U.S. Treasury 5.125% 2016	22,750	27,145
U.S. Treasury 7.25% 2016	2,600	3,431
U.S. Treasury 7.50% 2016	14,900	20,032
U.S. Treasury 4.625% 2017	3,000	3,487
U.S. Treasury 8.875% 2017	3,250	4,748
U.S. Treasury 3.75% 2018	4,750	5,180
U.S. Treasury 3.875% 2018	105	116
U.S. Treasury 1.625% 2018[3,4]	252	255
U.S. Treasury 2.75% 2019	3,075	3,092
U.S. Treasury 7.875% 2021	5,000	7,265
U.S. Treasury 8.125% 2021	3,500	5,198
U.S. Treasury 5.25% 2029	1,000	1,234
U.S. Treasury 4.75% 2037	340	408
U.S. Treasury 4.375% 2038	1,755	1,995
U.S. Treasury 3.50% 2039	3,500	3,461
Fannie Mae 6.25% 2011	750	790
Fannie Mae 5.25% 2012	2,700	2,829
Fannie Mae 5.375% 2017	3,540	4,018
Fannie Mae 4.00% 2024[1,4]	500	508
Fannie Mae 4.00% 2024[1]	13,260	13,484
Fannie Mae 4.50% 2024[1]	500	516
Fannie Mae 5.00% 2035[1]	2,147	2,221
Fannie Mae 6.00% 2036[1]	242	254
Fannie Mae 6.00% 2036[1]	1,923	2,013
Fannie Mae 6.50% 2036[1]	1,764	1,866
Fannie Mae 6.50% 2036[1]	371	390
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[1]	337	292
Fannie Mae 6.00% 2037[1]	1,173	1,227
Fannie Mae 6.50% 2037[1]	204	216
Fannie Mae 5.50% 2037[1]	223	230
Fannie Mae 5.50% 2037[1]	278	287
Fannie Mae 5.482% 2037[1,2]	1,780	1,847
Fannie Mae 5.776% 2037[1,2]	2,969	3,087
Fannie Mae 4.50% 2038[1]	979	1,002
Fannie Mae 5.00% 2038[1]	963	995
Fannie Mae 5.00% 2038[1]	1,348	1,392
Fannie Mae 5.00% 2038[1]	2,675	2,764
Fannie Mae 5.50% 2038[1]	1,886	1,964
Fannie Mae 6.00% 2038[1]	1,221	1,281
Fannie Mae 7.00% 2038[1]	83	88
Fannie Mae 5.319% 2038[1,2]	1,187	1,230
Fannie Mae 4.539% 2038[1,2]	432	446
Fannie Mae 4.436% 2038[1,2]	1,119	1,152
Fannie Mae 6.00% 2039[1]	303	317
Fannie Mae 6.50% 2039[1]	873	921
Fannie Mae 6.50% 2039[1]	2,580	2,717
Freddie Mac 3.125% 2010	3,730	3,797
Freddie Mac 5.75% 2016	4,570	4,761
Freddie Mac 5.50% 2023[1]	677	707
Freddie Mac 5.50% 2023[1]	204	213
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	81	67
Freddie Mac 6.00% 2037[1]	2,374	2,502
Freddie Mac 6.00% 2037[1]	238	251
Freddie Mac 6.00% 2037[1]	388	406
Freddie Mac 6.00% 2037[1]	2,456	2,572
Freddie Mac 6.00% 2037[1]	1,071	1,125
Freddie Mac 6.50% 2037[1]	771	815
Freddie Mac 6.50% 2037[1]	753	795
Freddie Mac 4.762% 2037[1,2]	755	777
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	636	543
Freddie Mac 5.00% 2038[1]	2,966	3,062
Freddie Mac 5.00% 2038[1]	236	244
Freddie Mac 5.00% 2038[1]	628	648
Freddie Mac 5.50% 2038[1]	881	915
Freddie Mac 6.00% 2038[1]	228	239
Freddie Mac 6.50% 2038[1]	5,651	5,968
Freddie Mac 6.50% 2038[1]	2,499	2,639
Freddie Mac 6.50% 2038[1]	1,805	1,906
Freddie Mac 6.50% 2038[1]	836	883
Freddie Mac 6.50% 2038[1]	1,966	2,076
Freddie Mac 4.654% 2038[1,2]	1,293	1,331
Freddie Mac 4.977% 2038[1,2]	327	337
Freddie Mac 5.009% 2038[1,2]	499	514
SBC Communications Inc. 5.10% 2014	100	100
SBC Communications Inc. 5.625% 2016	250	251
AT&T Inc. 5.50% 2018	700	678
AT&T Inc. 5.60% 2018	640	624
AT&T Inc. 5.80% 2019	2,115	2,074
AT&T Inc. 6.40% 2038	1,000	892
GlaxoSmithKline Capital Inc. 4.85% 2013	100	104
GlaxoSmithKline Capital Inc. 5.65% 2018	4,220	4,336
Roche Holdings Inc. 4.50% 2012[6]	125	129
Roche Holdings Inc. 6.00% 2019[6]	3,780	3,884
Progress Energy, Inc. 6.05% 2014	1,000	1,008
Progress Energy, Inc. 7.05% 2019	2,075	2,118
Telecom Italia Capital SA 4.95% 2014	1,650	1,426
Telecom Italia Capital SA 6.999% 2018	500	454
Telicom Italia Capital SA 6.00% 2034	600	410
Telecom Italia Capital SA 7.20% 2036	770	611
Telecom Italia Capital SA 7.721% 2038	250	208
Verizon Communications Inc. 5.55% 2014[6]	1,030	1,032
Verizon Communications Inc. 5.50% 2017	770	745
Verizon Communications Inc. 8.50% 2018[6]	1,000	1,144
Korea Development Bank 5.30% 2013	1,350	1,254
Korea Development Bank 8.00% 2014	1,550	1,598
American Tower Corp. 7.00% 2017	2,700	2,673
Jackson National Life Global 5.375% 2013[6]	3,100	2,660
Turkey (Republic of) 7.50% 2017	1,500	1,485
Turkey (Republic of) 6.75% 2018	250	232
Turkey (Republic of) 7.00% 2019	1,000	933
Société Générale 5.75% 2016[6]	3,060	2,626
HBOS PLC 6.75% 2018[6]	2,595	2,005
HBOS PLC 6.00% 2033[6]	1,100	605
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	252
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	2,000	2,319
Comcast Corp. 6.30% 2017	670	653
Comcast Corp. 5.70% 2018	770	723
Comcast Corp. 6.45% 2037	250	219
Comcast Corp. 6.95% 2037	820	766
JPMorgan Chase Bank NA 6.00% 2017	2,260	2,122
CVS Caremark Corp. 6.60% 2019	1,680	1,696
CVS Caremark Corp. 6.943% 2030[1,6]	547	418
Time Warner Cable Inc. 7.50% 2014	200	204
Time Warner Cable Inc. 6.75% 2018	815	766
Time Warner Cable Inc. 8.25% 2019	1,100	1,132
Vodafone Group PLC 5.00% 2015	1,250	1,219
Vodafone Group PLC 5.625% 2017	750	744
Vodafone Group PLC 6.15% 2037[4]	150	139
Nielsen Finance LLC, Term Loan B, 2.533% 2013[1,2,7]	540	424
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	975	843
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	1,780	748
Constellation Brands, Inc. 8.375% 2014	600	606
Constellation Brands, Inc. 7.25% 2017	1,435	1,370
Veolia Environnement 5.25% 2013	1,730	1,730
Veolia Environnement 6.00% 2018	200	190
Intergen Power 9.00% 2017[6]	2,050	1,866
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	500	518
Countrywide Financial Corp., Series B, 5.80% 2012	200	174
Bank of America Corp. 5.30% 2017	1,550	1,141
Canadian National Railway Co. 4.95% 2014	1,630	1,689
Canadian National Railway Co. 5.55% 2018	125	128
Wells Fargo & Co. 5.625% 2017	1,925	1,759
Edison Mission Energy 7.50% 2013	475	378
Edison Mission Energy 7.75% 2016	50	38
Midwest Generation, LLC, Series B, 8.56% 2016[1]	79	74
Edison Mission Energy 7.00% 2017	350	257
Edison Mission Energy 7.20% 2019	1,325	928
Edison Mission Energy 7.625% 2027	125	76
Bausch & Lomb Inc. 9.875% 2015[6]	2,175	1,740
British American Tobacco International Finance PLC 9.50% 2018[6]	1,503	1,710
DaimlerChrysler North America Holding Corp. 5.875% 2011	400	383
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	1,350	1,277
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,620	1,636
Government National Mortgage Assn. 6.00% 2038[1]	1,556	1,628
E.ON International Finance BV 5.80% 2018[6]	1,490	1,468
E.ON International Finance BV 6.65% 2038[6]	150	144
Resona Bank, Ltd. 5.85% (undated)[2,6]	2,900	1,481
Tenet Healthcare Corp. 7.375% 2013	165	132
Tenet Healthcare Corp. 9.875% 2014	1,480	1,162
Tenet Healthcare Corp. 9.25% 2015	145	112
Tenet Healthcare Corp. 10.00% 2018[6]	25	24
News America Inc. 6.90% 2019[6]	1,495	1,397
Norfolk Southern Corp. 5.75% 2016[6]	735	740
Norfolk Southern Corp. 7.05% 2037	590	612
Wells Fargo Mortgage-backed Securities Trust, Series 2007-8, Class II-A-2, 6.00% 2037[1]	2,500	1,346
TransCanada PipeLines Ltd. 7.125% 2019	695	726
TransCanada PipeLines Ltd. 7.625% 2039	250	248
TransCanada PipeLines Ltd. 6.35% 2067[2]	570	325
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[1,4]	1,312	1,297
Anheuser-Busch InBev NV 7.20% 2014[6]	750	787
Anheuser-Busch InBev NV 7.75% 2019[6]	500	499
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	700	634
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[6]	650	598
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	15	13
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[6]	25	24
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,000	1,267
Kroger Co. 7.50% 2014	1,000	1,111
Kroger Co. 6.40% 2017	130	134
Pfizer Inc. 4.45% 2012	250	257
Pfizer Inc. 6.20% 2019	840	897
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.657% 2039[1,2]	80	62
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1,2]	1,165	811
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[1,2]	520	262
Federal Home Loan Bank 5.25% 2014	1,000	1,126
ORIX Corp. 5.48% 2011	1,635	1,115
HSBC Finance Corp. 1.344% 2014[2]	250	130
HSBC Finance Corp. 1.691% 2016[2]	1,800	985
Hospitality Properties Trust 6.85% 2012	60	39
Hospitality Properties Trust 5.625% 2017	225	109
Hospitality Properties Trust 6.70% 2018	1,835	940
Cox Communications, Inc. 4.625% 2010	100	99
Cox Communications, Inc. 6.25% 2018[6]	670	596
Cox Communications, Inc. 8.375% 2039[6]	375	353
Stater Bros. Holdings Inc. 8.125% 2012	375	371
Stater Bros. Holdings Inc. 7.75% 2015	700	676
Shell International Finance B.V. 4.00% 2014	1,010	1,025
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011[1]	419	395
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012[1]	674	630
Abbott Laboratories 5.125% 2019	1,000	1,008
Union Pacific Corp. 5.70% 2018	400	381
Union Pacific Corp. 6.15% 2037	650	609
Standard Chartered Bank 6.40% 2017[6]	400	302
Standard Chartered Bank 8.00% 2031[6]	1,000	662
First Data Corp., Term Loan B2, 3.272% 2014[1,2,7]	1,417	960
Deutsche Telekom International Finance BV 5.875% 2013	910	926
HSBK (Europe) BV 7.75% 2013	485	262
HSBK (Europe) BV 7.25% 2017[6]	305	148
HSBK (Europe) BV 7.25% 2017	1,015	492
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,020	895
Dollar General Corp. 10.625% 2015	125	125
Dollar General Corp. 11.875% 2017[2,5]	775	765
Target Corp. 6.00% 2018	500	503
Target Corp. 7.00% 2038	400	376
Qwest Capital Funding, Inc. 7.90% 2010	150	147
Qwest Capital Funding, Inc. 7.25% 2011	275	264
Qwest Communications International Inc. 7.25% 2011	475	461
U S WEST Communications, Inc. 6.875% 2033	10	7
Centennial Communications Corp. 7.185% 2013[2]	40	40
Centennial Communications Corp. 10.00% 2013	775	827
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037[1]	940	857
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1,6]	250	216
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,6]	715	576
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,6]	25	20
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,6]	40	31
Iron Mountain Inc. 7.75% 2015	375	372
Iron Mountain Inc. 6.625% 2016	500	465
Delhaize Group 5.875% 2014	690	691
Delhaize Group 6.50% 2017	100	97
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.033% 2014[1,2,7]	123	82
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	410	207
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	415	210
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[2,5]	750	289
United Mexican States Government Global 5.875% 2014	750	780
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[1]	199	198
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[1]	100	80
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[1,2]	600	489
SunGard Data Systems Inc. 9.125% 2013	858	751
Goldman Sachs Group, Inc. 6.15% 2018	105	96
Goldman Sachs Group, Inc. 7.50% 2019	615	629
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 0.956% 2013[1,2]	1,000	720
Crown Castle International Corp. 9.00% 2015	700	709
Intelsat, Ltd. 8.875% 2015[6]	125	117
Intelsat Jackson Holding Co., Series B, 8.875% 2015[6]	300	283
Intelsat Jackson Holding Co. 9.50% 2016[6]	325	307
ARAMARK Corp., Term Loan B, 3.095% 2014[1,2,7]	1	1
ARAMARK Corp., Letter of Credit, 4.721% 2014[1,2,7]	—	—
ARAMARK Corp. 8.50% 2015	755	698
Chevron Corp. 4.95% 2019	680	696
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[1]	720	688
Citigroup Inc. 6.125% 2017	250	217
Citigroup Capital XXI 8.30% 2077[2]	975	470
Petroplus Finance Ltd. 6.75% 2014[6]	600	447
Petroplus Finance Ltd. 7.00% 2017[6]	300	218
Nextel Communications, Inc., Series E, 6.875% 2013	175	101
Nextel Communications, Inc., Series F, 5.95% 2014	1,000	560
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	625	647
Time Warner Inc. 5.875% 2016	100	95
AOL Time Warner Inc. 7.625% 2031	145	130
Time Warner Inc. 6.50% 2036	490	404
Staples, Inc. 9.75% 2014	600	629
Tyson Foods, Inc. 10.50% 2014[6]	575	589
Tyson Foods, Inc. 7.85% 2016[2]	40	35
Biogen Idec Inc. 6.00% 2013	600	609
MetroPCS Wireless, Inc. 9.25% 2014[6]	300	291
MetroPCS Wireless, Inc. 9.25% 2014	325	317
Burlington Northern Santa Fe Corp. 6.15% 2037	660	608
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	635	598
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[1]	597	591
Altria Group, Inc. 9.25% 2019	550	589
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1,2]	805	586
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[1,2,6]	649	583
Westfield Group 5.70% 2016[6]	250	187
Westfield Group 7.125% 2018[6]	500	391
Boyd Gaming Corp. 7.75% 2012	260	211
Boyd Gaming Corp. 6.75% 2014[4]	525	320
Boyd Gaming Corp. 7.125% 2016[4]	50	29
Albertson’s, Inc. 7.25% 2013	400	390
Albertson’s, Inc. 8.00% 2031	200	165
Quebecor Media Inc. 7.75% 2016	625	478
Quebecor Media Inc. 7.75% 2016	95	73
Gaz Capital SA 6.51% 2022[6]	590	382
Gaz Capital SA, Series 9, 6.51% 2022	250	162
Ford Motor Credit Co. 7.375% 2009	25	22
Ford Motor Credit Co. 9.75% 2010[2]	275	226
Ford Motor Credit Co. 7.375% 2011	275	208
Ford Motor Credit Co. 4.01% 2012[2]	125	79
VWR Funding, Inc. 10.25% 2015[2,5]	775	531
Corporación Andina de Fomento 5.75% 2017	625	522
Enterprise Products Operating LP 7.034% 2068[2]	830	519
Rockwood Specialties Group, Inc. 7.50% 2014	610	519
TransDigm Inc. 7.75% 2014	550	516
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	500	510
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012[1]	517	508
CSX Corp. 7.45% 2038	610	503
Israeli Government 5.125% 2019	500	502
Local T.V. Finance LLC, Term Loan B, 2.52% 2013[1,2,7]	1,297	495
Local T.V. Finance LLC 9.25% 2015[2,5,6]	60	6
TL Acquisitions, Inc., Term Loan B, 3.02% 2014[1,2,7]	198	135
Thomson Learning 10.50% 2015[6]	685	354
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[1]	750	482
NTL Cable PLC 8.75% 2014	500	475
Barclays Bank PLC 6.05% 2017[6]	200	158
Barclays Bank PLC 7.70% (undated)[2,6]	700	308
Allison Transmission Holdings, Inc. 11.25% 2015[2,5,6]	50	20
Allison Transmission Holdings, Inc. 11.00% 2015[6]	900	432
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.726% (undated)[1,2]	600	452
B/E Aerospace 8.50% 2018	525	439
Hanesbrands Inc., Series B, 5.698% 2014[2]	640	429
Cinemark, Inc. 9.75% 2014	450	426
NXP BV and NXP Funding LLC 7.875% 2014	1,600	380
NXP BV and NXP Funding LLC 9.50% 2015	300	34
AstraZeneca PLC 5.40% 2012	380	405
Hughes Communications, Inc. 9.50% 2014	450	405
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	425	405
Seneca Gaming Corp. 7.25% 2012	75	48
Seneca Gaming Corp., Series B, 7.25% 2012	550	354
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	400	399
Ceridian Corp. 11.25% 2015	925	393
Schering-Plough Corp. 6.00% 2017	380	392
US Investigations Services, Inc. 10.50% 2015[6]	200	154
US Investigations Services, Inc., Term Loan B, 3.977% 2015[1,2,7]	247	201
US Investigations Services, Inc. 11.75% 2016[6]	45	32
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[1,2]	200	165
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[1]	136	125
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[1,2]	125	91
Ashtead Group PLC 8.625% 2015[6]	400	230
Ashtead Capital, Inc. 9.00% 2016[6]	250	144
Electricité de France SA 6.95% 2039[6]	375	373
AES Corp. 7.75% 2015	375	329
AES Corp. 8.00% 2020[6]	50	41
ACE INA Holdings Inc. 5.80% 2018	400	362
Atlas Copco AB 5.60% 2017[6]	400	362
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.872% 2037[1,2]	846	322
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.918% 2047[1,2]	91	39
Mandalay Resort Group 6.375% 2011	25	9
MGM MIRAGE 13.00% 2013[6]	100	75
MGM MIRAGE 6.75% 2013	25	9
MGM MIRAGE 5.875% 2014	750	266
Mohegan Tribal Gaming Authority 8.00% 2012	50	15
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	335
International Paper Co. 7.95% 2018	450	344
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,6]	214	170
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1]	214	170
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.335% 2044[1,2]	500	334
iStar Financial, Inc. 6.00% 2010	500	280
iStar Financial, Inc. 6.05% 2015	175	51
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	405	322
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[1]	350	194
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[1]	225	127
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[1]	809	319
Surgical Care Affiliates, Inc. 9.625% 2015[2,5,6]	300	176
Surgical Care Affiliates, Inc. 10.00% 2017[6]	275	142
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033[1]	187	189
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[1]	150	128
CSC Holdings, Inc. 8.625% 2019[6]	325	315
Simon Property Group, LP 6.125% 2018	400	315
Cott Beverages Inc. 8.00% 2011	550	314
LUKOIL International Finance BV 6.356% 2017	300	234
LUKOIL International Finance BV 6.656% 2022[6]	100	73
Sunoco, Inc. 5.75% 2017	350	302
Kraft Foods Inc. 6.125% 2018	300	301
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	54	47
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	82	64
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	71	53
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	172	133
Univision Communications Inc. 7.85% 2011	265	171
Univision Communications, Inc., First Lien Term Loan B, 2.768% 2014[1,2,7]	70	37
Univision Communications Inc. 9.75% 2015[2,5,6]	835	88
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	325	294
Williams Companies, Inc. 8.125% 2012	50	51
Williams Companies, Inc. 7.875% 2021	160	148
Williams Companies, Inc. 8.75% 2032	100	91
ZFS Finance (USA) Trust V 6.50% 2067[2,6]	700	287
Argentina (Republic of) 0.842% 2012[1,2,4]	1,125	268
Argentina (Republic of) GDP-Linked 2035	435	12
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[1]	15	15
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1]	391	264
American Media Operation 9.00% 2013[5,6]	46	24
American Media Operation 14.00% 2013[6]	476	250
Navios Maritime Holdings Inc. 9.50% 2014	475	274
TEPPCO Partners LP 7.00% 2067[2]	470	269
Royal Bank of Scotland Group PLC 6.99% (undated)[2,6]	600	264
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	248
Thomson Reuters Corp. 5.95% 2013	250	244
National Grid PLC 6.30% 2016	250	243
Meritage Corp. 7.00% 2014	375	242
Cricket Communications, Inc. 9.375% 2014	250	239
Warner Music Group 7.375% 2014	335	232
Kansas City Southern Railway Co. 13.00% 2013	225	232
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[9]	1,830	229
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[2,9]	2,750	—
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[1,6]	250	228
Newell Rubbermaid Inc. 10.60% 2019	225	227
British Telecommunications PLC 5.95% 2018	275	224
Amgen Inc. 6.40% 2039	230	222
MetLife Capital Trust IV 7.875% 2067[2,6]	400	212
HVB Funding Trust I 8.741% 2031[6]	850	154
HVB Funding Trust III 9.00% 2031[6]	300	54
TuranAlem Finance BV, Series 8, 8.25% 2037	960	202
Freescale Semiconductor, Inc., Term Loan B, 2.247% 2013[1,2,7]	24	10
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014[1,7]	352	189
Allied Waste North America, Inc., Series B, 5.75% 2011	200	195
C10 Capital (SPV) Ltd. 6.722% (undated)[2,6]	550	193
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.915% 2036[1,2]	341	144
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.867% 2037[1,2]	99	46
Smithfield Foods, Inc. 7.75% 2017	300	188
AMC Entertainment Inc. 8.00% 2014	25	21
AMC Entertainment Inc., Series B, 11.00% 2016	175	160
HCA Inc., Term Loan B, 3.47% 2013[1,2,7]	197	167
Scottish Power PLC 5.375% 2015	185	167
Liberty Mutual Group Inc. 6.50% 2035[6]	30	16
Liberty Mutual Group Inc. 7.50% 2036[6]	120	68
Liberty Mutual Group Inc., Series A, 7.80% 2087[2,6]	200	76
Sanmina-SCI Corp. 6.75% 2013	180	71
Sanmina-SCI Corp. 8.125% 2016	250	89
Chohung Bank 4.50% 2014[2,6]	160	153
General Electric Co. 5.00% 2013	150	150
SLM Corp., Series A, 5.40% 2011	240	149
Nationwide Mutual Insurance Co. 8.25% 2031[6]	250	148
Toys “R” Us, Inc. 7.625% 2011	360	146
BHP Billiton Finance (USA) Ltd. 5.50% 2014	145	146
PTS Acquisition Corp. 9.50% 2015[2,5]	595	146
Rouse Co. 5.375% 2013	500	145
Chubb Corp. 6.375% 2067[2]	245	140
NRG Energy, Inc. 7.25% 2014	145	137
American Express Co. 8.15% 2038	150	137
Coventry Health Care, Inc. 6.30% 2014	200	136
Alabama Power Co., Series 2008-B, 5.80% 2013	125	134
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,2]	273	81
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1,2]	350	54
Kinder Morgan Energy Partners LP 6.00% 2017	140	132
Fifth Third Bancorp 8.25% 2038	130	80
Fifth Third Capital Trust IV 6.50% 2067[2]	150	49
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1,2]	250	128
Enbridge Inc. 5.60% 2017	150	127
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	125	126
Sealy Mattress Co. 8.25% 2014	325	121
Nalco Co. 7.75% 2011	75	74
Nalco Co. 8.875% 2013	25	24
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	25	23
Duane Reade Inc. 9.75% 2011	210	121
Charles Schwab Corp., Series A, 6.375% 2017	125	115
Lincoln National Corp. 7.00% 2066[2]	485	110
Walgreen Co. 4.875% 2013	100	106
Development Bank of Singapore Ltd. 7.125% 2011[6]	100	106
LBI Media, Inc. 8.50% 2017[6]	380	105
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2013[1]	100	102
Fox Acquisition LLC, Term Loan B, 7.25% 2015[1,2,7]	90	46
Fox Acquisition LLC 13.375% 2016[6]	215	53
Symbion Inc. 11.75% 2015[2,5]	244	98
E*TRADE Financial Corp. 8.00% 2011	225	97
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	100	95
Nationwide Financial Services, Inc. 6.75% 2067[2]	220	93
Mylan Inc., Term Loan B, 4.50% 2014[1,2,7]	97	90
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[6]	100	90
Canadian Natural Resources Ltd. 5.70% 2017	100	89
Michaels Stores, Inc. 10.00% 2014	185	88
Southern Natural Gas Co. 5.90% 2017[6]	100	88
Allstate Corp., Series B, 6.125% 2067[2]	150	85
Sensata Technologies BV 8.00% 2014[2]	270	82
Drummond Co., Inc. 7.375% 2016[6]	125	82
Pinnacle Entertainment, Inc. 7.50% 2015	130	81
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[2,5]	340	40
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	125	33
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	25	4
Serena Software, Inc. 10.375% 2016	125	75
HealthSouth Corp. 10.75% 2016	75	74
Metals USA Holdings Corp. 8.209% 2012[2,5]	51	12
Metals USA, Inc. 11.125% 2015	100	61
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.793% 2037[1,2]	195	72
AEP Industries Inc. 7.875% 2013	120	70
Gaylord Entertainment Co. 8.00% 2013	100	67
Georgia Gulf Corp. 9.50% 2014	380	66
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	75	60
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[1,2]	92	53
Neiman Marcus Group, Inc. 9.75% 2015[2,5]	160	52
Windstream Corp. 8.625% 2016	50	49
Education Management LLC and Education Management Finance Corp. 8.75% 2014	50	48
Realogy Corp., Term Loan B, 3.518% 2013[1,2,7]	19	11
Realogy Corp., Letter of Credit, 3.27% 2013[1,2,7]	5	3
Realogy Corp. 10.50% 2014	100	29
Realogy Corp. 11.75% 2014[2,5]	26	5
TRW Automotive Inc. 7.00% 2014[6]	100	43
Radio One, Inc. 6.375% 2013	175	39
Lafarge 6.50% 2016	50	37
Catlin Insurance Ltd. 7.249% (undated)[2,6]	120	33
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,6]	35	29
Standard Pacific Corp. 5.125% 2009	25	25
Esterline Technologies Corp. 6.625% 2017	25	23
Team Finance LLC and Health Finance Corp. 11.25% 2013	25	22
DAE Aviation Holdings, Inc. 11.25% 2015[6]	90	20
Banco Mercantil del Norte, SA 6.135% 2016[2,6]	30	20
Northern Rock PLC 6.594% (undated)[2,6]	100	19
Goodyear Tire & Rubber Co. 8.625% 2011	23	19
Liberty Media Corp. 8.25% 2030	35	19
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	25	19
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1,2]	17	16
THL Buildco, Inc. 8.50% 2014	125	13
Toll Brothers, Inc. 4.95% 2014	15	13
Cooper-Standard Automotive Inc. 7.00% 2012	25	3
Cooper-Standard Automotive Inc. 8.375% 2014	125	9
Northwest Airlines, Inc., Term Loan B, 4.72% 2013[1,2,7]	7	6
Northwest Airlines, Inc., Term Loan A, 2.97% 2018[1,2,7]	9	7
Dole Food Co., Inc. 8.875% 2011	10	9
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[1]	9	9
Alion Science and Technology Corp. 10.25% 2015	30	8
Viant Holdings Inc. 10.125% 2017[6]	15	7
Hawaiian Telcom Communications, Inc. 9.75% 2013[9]	25	1
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[1,2,7]	14	7
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[9]	10	1
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[9]	5	1
Atrium Companies, Inc. 15.00% 2012[5,6]	11	—
Young Broadcasting Inc. 10.00% 2011[9]	150	—
		381,382

Total bonds, notes & other debt instruments (cost: $883,012,000)		843,008

Preferred stocks — 0.26%	Shares

U.S. DOLLARS — 0.14%
JPMorgan Chase & Co., Series I, 7.90%[2]	450,000	290
Société Générale 5.922%[2,6]	500,000	230
SMFG Preferred Capital USD 1 Ltd. 6.078%[2,6]	195,000	120
Royal Bank of Scotland Group PLC, Series U, 7.64%[2]	500,000	113
Bank of America Corp., Series K, 8.00% noncumulative[2]	255,000	102
Bank of America Corp., Series M, 8.125% noncumulative[2]	20,000	8
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[2]	270,000	95
Standard Chartered PLC 6.409%[2,6]	200,000	91
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2,6]	185,000	85
AXA SA, Series B, 6.379%[2,6]	230,000	84
Barclays Bank PLC 7.434%[2,6]	100,000	42
XL Capital Ltd., Series E, 6.50%[2]	155,000	30
Fannie Mae, Series O, 7.00%[2,6]	8,581	8
Freddie Mac, Series Z, 8.375%	8,200	4
		1,302

EUROS — 0.11%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[2]	2,950,000	685
HVB Funding Trust VIII 7.055%[2]	750,000	274
		959

BRITISH POUNDS — 0.01%
SMFG Preferred Capital GBP 1 Ltd. 6.164%[2]	100,000	55
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[2]	100,000	17
		72

Total preferred stocks (cost: $6,642,000)		2,333

Common stocks — 0.00%

U.S. DOLLARS — 0.00%
American Media Operations, Inc.[4,6,10]	9,043	0

Total common stocks (cost: $0)		0

Rights & warrants — 0.00%

U.S. DOLLARS — 0.00%
Atrium Corp., warrants, expire 2018[4,6,10]	5	0

Total rights & warrants (cost: $0)		0

	Principal amount
Short-term securities — 4.95%	(000)

Federal Home Loan Bank 0.26%–0.56% due 4/17–8/11/2009	US$23,400	23,380
Société Générale North America, Inc. 0.19%–0.30% due 4/1–4/9/2009	14,000	14,000
International Bank for Reconstruction and Development 0.25% due 5/18/2009	3,200	3,198
Danske Corp. 0.68% due 4/14/2009[6]	2,700	2,699
U.S. Treasury Bills 0.27% due 4/9/2009	1,700	1,700

Total short-term securities (cost: $44,974,000)		44,977

Total investment securities (cost: $934,628,000)		890,318
Other assets less liabilities		18,407

Net assets		US$908,725

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government retail price index.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $31,776,000, which represented 3.50% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $43,514,000, which represented 4.79% of the net assets of the fund.

[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,871,000, which represented .32% of the net assets of the fund.

[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Security did not produce income during the last 12 months.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

	Investment securities	Forward currency contracts

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	889,021	$(2,854	)*
Level 3 — Significant unobservable inputs	1,297
Total	$890,318

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$2,337
Net sales	(135)
Net realized loss	(97)
Net unrealized appreciation	151
Net transfers out of Level 3	(959)
Ending value at 3/31/2009	$1,297

Net unrealized appreciation during the period on Level 3 investment securities held at 3/31/2009	$53

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$20,061
Gross unrealized depreciation on investment securities	(65,607)
Net unrealized depreciation on investment securities	(45,546)
Cost of investment securities for federal income tax purposes	935,865

High-Income Bond Fund
Investment portfolio

March 31, 2009
unaudited

Bonds, notes & other debt instruments — 64.54%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 13.79%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$1,167	$1,056
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	2,875	2,645
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,908	4,963
Charter Communications Operating, LLC, Term Loan B, 3.18% 2014[2,3,4]	5,629	4,590
Charter Communications Operating, LLC, Term Loan B, 7.25% 2014[2,3,4]	2,723	2,518
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	2,800	2,478
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[1]	3,050	2,974
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	250	28
NTL Cable PLC 8.75% 2014	2,990	2,840
NTL Cable PLC 8.75% 2014	€500	597
NTL Cable PLC 9.75% 2014	£300	387
NTL Cable PLC 9.125% 2016	$5,975	5,587
Sun Media Corp. 7.625% 2013	1,500	863
Quebecor Media Inc. 7.75% 2016	6,740	5,156
Quebecor Media Inc. 7.75% 2016	2,850	2,180
Univision Communications Inc. 7.85% 2011	4,370	2,819
Univision Communications, Inc., First Lien Term Loan B, 2.768% 2014[2,3,4]	4,350	2,281
Univision Communications Inc. 10.50% 2015[1,2,5]	16,770	1,761
Cinemark USA, Inc., Term Loan B, 2.31% 2013[2,3,4]	3,096	2,853
Cinemark, Inc. 9.75% 2014	3,825	3,624
TL Acquisitions, Inc., Term Loan B, 3.02% 2014[2,3,4]	4,406	3,012
Thomson Learning 10.50% 2015[1]	5,150	2,665
Cablevision Systems Corp., Series B, 8.00% 2012	500	489
CSC Holdings, Inc. 8.50% 2014[1]	2,850	2,821
CSC Holdings, Inc. 8.625% 2019[1]	2,175	2,110
MGM MIRAGE 6.00% 2009	900	490
MGM MIRAGE 6.75% 2012	1,050	373
MGM MIRAGE 6.75% 2013	3,130	1,111
MGM MIRAGE 13.00% 2013[1]	2,700	2,025
MGM MIRAGE 5.875% 2014	2,250	799
MGM MIRAGE 6.625% 2015	1,550	558
Allison Transmission Holdings, Inc., Term Loan B, 3.29% 2014[2,3,4]	1,486	998
Allison Transmission Holdings, Inc. 11.00% 2015[1]	1,000	480
Allison Transmission Holdings, Inc. 11.25% 2015[1,2,5]	8,050	3,260
Michaels Stores, Inc., Term Loan B, 2.75% 2013[2,3,4]	2,211	1,230
Michaels Stores, Inc. 10.00% 2014	7,200	3,429
Michaels Stores, Inc. 0%/13.00% 2016[6]	320	62
Boyd Gaming Corp. 7.75% 2012	1,300	1,053
Boyd Gaming Corp. 6.75% 2014[7]	3,175	1,937
Boyd Gaming Corp. 7.125% 2016[7]	2,825	1,638
Dollar General Corp. 10.625% 2015	1,650	1,654
Dollar General Corp. 11.875% 2017[2,5]	2,025	2,000
Time Warner Cable Inc. 7.50% 2014	790	806
Time Warner Cable Inc. 8.25% 2019	2,635	2,712
Kabel Deutschland GmbH 10.625% 2014	3,350	3,400
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	4,225	3,211
Mohegan Tribal Gaming Authority 6.375% 2009	1,695	1,398
Mohegan Tribal Gaming Authority 8.00% 2012	925	278
Mohegan Tribal Gaming Authority 6.125% 2013	250	109
Mohegan Tribal Gaming Authority 7.125% 2014	4,125	1,176
Viacom Inc. 5.75% 2011	3,000	2,924
Standard Pacific Corp. 5.125% 2009	1,675	1,681
Standard Pacific Corp. 6.875% 2011	300	210
Standard Pacific Corp. 6.25% 2014	660	314
Standard Pacific Corp. 7.00% 2015	1,215	589
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	2,580
American Media Operation 9.00% 2013[1,5]	240	126
American Media Operation 14.00% 2013[1]	4,453	2,338
iesy Repository GmbH 10.125% 2015	€500	624
iesy Repository GmbH 10.375% 2015[1]	$2,000	1,800
Toys “R” Us, Inc. 7.625% 2011	3,950	1,605
Toys “R” Us-Delaware, Inc., Term Loan B, 4.795% 2012[2,3,4]	1,244	713
Pinnacle Entertainment, Inc. 7.50% 2015	3,705	2,316
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	2,228
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,675	2,127
AMC Entertainment Inc. 8.00% 2014	500	413
AMC Entertainment Inc., Series B, 11.00% 2016	1,750	1,601
Ford Capital BV 9.50% 2010	200	110
FCE Bank PLC 7.125% 2013	€1,000	902
Ford Motor Co. 6.50% 2018	$2,640	779
Ford Motor Co. 8.875% 2022	610	186
Meritage Corp. 7.00% 2014	1,400	903
Meritage Homes Corp. 6.25% 2015	550	338
Meritage Corp. 7.731% 2017[1,7]	1,500	729
KB Home 5.875% 2015	685	534
KB Home 6.25% 2015	1,810	1,412
General Motors Corp. 7.20% 2011	3,085	509
General Motors Corp. 7.125% 2013	2,375	350
General Motors Corp. 8.80% 2021	8,032	1,084
J.C. Penney Co., Inc. 8.00% 2010	750	751
J.C. Penney Co., Inc. 9.00% 2012	495	473
J.C. Penney Corp., Inc. 5.75% 2018	1,000	704
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012[7]	2,750	1,859
Hanesbrands Inc., Series B, 5.698% 2014[2]	2,470	1,655
Gaylord Entertainment Co. 8.00% 2013	1,475	981
Gaylord Entertainment Co. 6.75% 2014	900	558
Local T.V. Finance LLC, Term Loan B, 2.52% 2013[2,3,4]	2,544	971
Local T.V. Finance LLC 10.00% 2015[1,2,5]	4,485	471
Vidéotron Ltée 6.875% 2014	1,120	1,064
Vidéotron Ltée 6.375% 2015	380	346
Warner Music Group 7.375% 2014	2,000	1,385
Seneca Gaming Corp., Series B, 7.25% 2012	2,125	1,368
Seneca Gaming Corp. 7.25% 2012	25	16
Sealy Mattress Co. 8.25% 2014	3,675	1,369
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,500	1,357
Federated Retail Holdings, Inc. 5.90% 2016	2,000	1,270
Cox Communications, Inc. 8.375% 2039[1]	1,350	1,270
Edcon (Proprietary) Ltd. 4.90% 2014[2]	€2,500	1,260
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	$1,300	1,238
LBI Media, Inc. 8.50% 2017[1]	4,210	1,158
Liberty Media Corp. 8.25% 2030	2,000	1,097
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,021	1,038
Neiman Marcus Group, Inc. 9.75% 2015[2,5]	3,095	1,010
Bon-Ton Department Stores, Inc. 10.25% 2014	5,650	989
Regal Cinemas Corp., Series B, 9.375% 2012[7]	1,000	980
Beazer Homes USA, Inc. 8.125% 2016	4,350	957
Royal Caribbean Cruises Ltd. 8.00% 2010	875	748
Royal Caribbean Cruises Ltd. 8.75% 2011	275	202
Tenneco Automotive Inc., Series B, 10.25% 2013	772	413
Tenneco Automotive Inc. 8.625% 2014	850	161
Tenneco Inc. 8.125% 2015	1,750	359
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	800	404
Dex Media, Inc., Series B, 8.00% 2013	2,575	335
Dex Media, Inc., Series B, 9.00% 2013	250	32
Dex Media, Inc., Series B, 9.00% 2013	250	32
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,250	78
Gray Television Inc., Series D, 15.00% (undated)[7,8]	5,500	677
Goodyear Tire & Rubber Co. 6.318% 2009[2]	675	648
Fox Acquisition LLC, Term Loan B, 7.25% 2015[2,3,4]	297	153
Fox Acquisition LLC 13.375% 2016[1]	1,610	398
Staples, Inc. 9.75% 2014	500	524
Burlington Coat Factory Warehouse Corp. 11.125% 2014	1,450	457
TRW Automotive Inc. 7.00% 2014[1]	1,000	425
Radio One, Inc. 6.375% 2013	1,225	269
Dillard Department Stores, Inc. 9.125% 2011	350	247
WDAC Intermediate Corp. 8.375% 2014[1]	1,350	175
WDAC Intermediate Corp. 8.50% 2014	€250	68
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.19% 2012[2,3,4]	$233	188
Cooper-Standard Automotive Inc. 7.00% 2012	250	31
Cooper-Standard Automotive Inc. 8.375% 2014	1,275	96
Delphi Automotive Systems Corp. 6.55% 2006[9]	250	5
Delphi Automotive Systems Corp. 6.50% 2009[9]	3,500	70
Delphi Corp. 6.50% 2013[9]	555	14
Delphi Automotive Systems Corp. 7.125% 2029[9]	750	15
KAC Acquisition Corp. 8.00% 2026[1,5,7]	91	91
Visteon Corp. 8.25% 2010	377	21
Visteon Corp. 12.25% 2016[1]	973	54
Idearc Inc. 8.00% 2016	1,500	47
Young Broadcasting Inc. 10.00% 2011[9]	7,467	1
		166,542

TELECOMMUNICATION SERVICES — 9.75%
Qwest Capital Funding, Inc. 7.00% 2009	2,000	2,005
Qwest Capital Funding, Inc. 7.90% 2010	2,360	2,313
Qwest Capital Funding, Inc. 7.25% 2011	9,100	8,736
Qwest Communications International Inc. 7.25% 2011	600	582
Qwest Communications International Inc., Series B, 7.50% 2014	2,500	2,175
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	762
American Tower Corp. 7.125% 2012	6,740	6,807
American Tower Corp. 7.50% 2012	1,925	1,944
American Tower Corp. 7.00% 2017	7,850	7,771
Centennial Communications Corp. 7.185% 2013[2]	2,950	2,965
Centennial Communications Corp. 10.00% 2013	3,750	4,003
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,763
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	3,450	3,571
MetroPCS Wireless, Inc. 9.25% 2014	9,175	8,946
MetroPCS Wireless, Inc. 9.25% 2014[1]	3,050	2,958
AT&T Inc. 6.70% 2013	1,500	1,604
AT&T Inc. 6.40% 2038	3,250	2,900
AT&T Inc. 6.55% 2039	6,000	5,459
Windstream Corp. 8.125% 2013	2,075	2,054
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,775	1,728
Windstream Corp. 8.625% 2016	3,875	3,827
Windstream Corp. 7.00% 2019	2,650	2,345
Cricket Communications, Inc. 9.375% 2014	8,105	7,761
Nextel Communications, Inc., Series E, 6.875% 2013	1,205	693
Nextel Communications, Inc., Series F, 5.95% 2014	2,770	1,551
Nextel Communications, Inc., Series D, 7.375% 2015	7,430	3,975
Intelsat Jackson Holding Co., Series B, 8.875% 2015[1]	1,875	1,767
Intelsat, Ltd. 8.875% 2015[1]	750	703
Intelsat Jackson Holding Co. 9.50% 2016[1]	2,000	1,890
Crown Castle International Corp. 9.00% 2015	3,975	4,025
Rogers Wireless Inc. 7.25% 2012	600	625
Rogers Wireless Inc. 7.50% 2015	2,675	2,776
Digicel Group Ltd. 12.00% 2014[1]	1,900	1,793
Digicel Group Ltd. 8.875% 2015[1]	2,250	1,462
Cincinnati Bell Inc. 7.25% 2013	3,200	3,072
Telecom Italia Capital SA 7.721% 2038	3,000	2,502
Citizens Communications Co. 7.875% 2027	2,375	1,615
Millicom International Cellular SA 10.00% 2013	1,320	1,297
Hawaiian Telcom Communications, Inc. 8.765% 2013[2,9]	1,725	60
Hawaiian Telcom Communications, Inc. 9.75% 2013[9]	3,135	63
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[2,3,4]	2,240	1,046
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[9]	425	4
Orascom Telecom 7.875% 2014[1]	1,500	967
NTELOS Inc., Term Loan B, 2.77% 2011[2,3,4]	960	900
		117,765

INDUSTRIALS — 8.42%
Nielsen Finance LLC, Term Loan B, 2.533% 2013[2,3,4]	4,517	3,544
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	10,375	8,974
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014[1]	3,950	3,614
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	16,165	6,789
Delta Air Lines, Inc., First Lien Term Loan A, 2.508% 2012[2,3,4]	1,960	1,495
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	2,500	2,263
Northwest Airlines, Inc., Term Loan B, 4.72% 2013[2,3,4]	1,899	1,481
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[3]	1,000	870
Delta Air Lines, Inc., Second Lien Term Loan B, 3.758% 2014[2,3,4]	2,948	1,361
Northwest Airlines, Inc., Term Loan A, 2.97% 2018[2,3,4]	3,344	2,508
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	995
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	977
Allied Waste North America, Inc., Series B, 6.125% 2014	1,250	1,176
Allied Waste North America, Inc., Series B, 7.375% 2014	2,600	2,466
Allied Waste North America, Inc. 7.25% 2015	100	95
Allied Waste North America, Inc. 6.875% 2017	3,700	3,372
ARAMARK Corp., Term Loan B, 3.095% 2014[2,3,4]	644	564
ARAMARK Corp., Letter of Credit, 4.721% 2014[2,3,4]	41	36
ARAMARK Corp. 4.67% 2015[2]	600	461
ARAMARK Corp. 8.50% 2015	8,000	7,400
Continental Airlines, Inc. 8.75% 2011	1,250	697
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	318	235
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	642	513
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	1,362	974
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	688	591
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	2,452	1,336
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	1,581	1,170
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	942	697
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	841	538
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011[3]	1,855	1,767
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	2,000	1,420
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,440	1,161
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	3,152	1,513
AMR Corp. 10.00% 2021[7]	1,000	440
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	6,266	5,906
US Investigations Services, Inc., Term Loan B, 3.977% 2015[2,3,4]	1,479	1,205
US Investigations Services, Inc. 10.50% 2015[1]	2,925	2,245
US Investigations Services, Inc. 11.75% 2016[1]	2,500	1,800
Ashtead Group PLC 8.625% 2015[1]	2,050	1,179
Ashtead Capital, Inc. 9.00% 2016[1]	4,400	2,530
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,575	2,099
RBS Global, Inc. and Rexnord LLC 8.875% 2016	500	378
TFM, SA de CV 9.375% 2012	1,825	1,670
Kansas City Southern Railway Co. 13.00% 2013	775	798
B/E Aerospace 8.50% 2018	2,930	2,450
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.27% 2014[2,3,4]	863	436
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.92% 2014[2,3,4]	849	429
DAE Aviation Holdings, Inc. 11.25% 2015[1]	6,845	1,506
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	897	870
United Air Lines, Inc., Term Loan B, 2.563% 2014[2,3,4]	2,394	1,157
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	36	35
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	62	61
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	445	240
TransDigm Inc. 7.75% 2014	1,900	1,781
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.518% 2014[2,3,4]	543	250
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 4.10% 2014[2,3,4]	30	14
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	725	189
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[2,5]	8,110	953
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	250	44
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,409
Iron Mountain Inc. 7.75% 2015	1,325	1,315
Alion Science and Technology Corp. 10.25% 2015	5,190	1,297
FTI Consulting, Inc. 7.625% 2013	1,225	1,240
Navios Maritime Holdings Inc. 9.50% 2014	1,600	922
NTK Holdings Inc. 0%/10.75% 2014[3,6]	5,250	341
THL Buildco, Inc. 8.50% 2014	3,935	413
RSC Holdings III, LLC, Second Lien Term Loan B, 4.93% 2013[2,3,4]	1,253	663
Atrium Companies, Inc., Term Loan B, 12.50% 2012[2,3,4,5]	1,344	260
Atrium Companies, Inc. 15.00% 2012[1,5]	1,378	48
Quebecor World Inc. 8.75% 2016[1,9]	1,000	40
		101,666

FINANCIALS — 5.93%
Countrywide Home Loans, Inc., Series K, 5.625% 2009	1,775	1,765
Countrywide Financial Corp., Series A, 4.50% 2010	255	236
Countrywide Financial Corp., Series B, 1.681% 2012[2]	4,000	3,220
Countrywide Financial Corp., Series B, 5.80% 2012	7,592	6,598
Fleet Capital Trust II 7.92% 2026	1,300	549
Citigroup Inc. 1.262% 2009[2]	2,650	2,447
Citigroup Funding Inc., Series D, 2.291% 2010[2]	2,220	1,993
Citigroup Capital XXI 8.30% 2077[2]	5,625	2,712
General Motors Acceptance Corp. 5.625% 2009	2,500	2,366
General Motors Acceptance Corp. 7.25% 2011[1]	1,549	1,147
General Motors Acceptance Corp. 6.625% 2012[1]	316	212
General Motors Acceptance Corp. 6.875% 2012[1]	189	127
General Motors Acceptance Corp. 7.00% 2012[1]	2,038	1,409
General Motors Acceptance Corp. 7.50% 2013[1]	477	229
General Motors Acceptance Corp. 3.461% 2014[1,2]	1,013	508
General Motors Acceptance Corp. 6.75% 2014[1]	153	89
General Motors Acceptance Corp. 8.00% 2018[1]	469	136
Ford Motor Credit Co. 7.375% 2009	475	426
Ford Motor Credit Co. 8.625% 2010	215	171
Ford Motor Credit Co. 9.75% 2010[2]	750	617
Ford Motor Credit Co. 7.375% 2011	975	737
Ford Motor Credit Co. 9.875% 2011	2,000	1,515
Ford Motor Credit Co. 4.01% 2012[2]	3,725	2,351
CIT Group Inc. 4.125% 2009	2,500	2,278
CIT Group Inc. 7.625% 2012	3,600	2,652
Realogy Corp., Letter of Credit, 3.27% 2013[2,3,4]	252	147
Realogy Corp., Term Loan B, 3.518% 2013[2,3,4]	929	542
Realogy Corp. 10.50% 2014	9,375	2,672
Realogy Corp. 11.75% 2014[2,5]	1,165	198
Realogy Corp. 12.375% 2015	1,000	175
National City Preferred Capital Trust I 12.00% (undated)[2]	4,665	3,196
HSBC Finance Corp. 5.70% 2011	1,250	1,062
HSBC Finance Corp. 5.00% 2015	2,265	1,680
SLM Corp., Series A, 1.459% 2014[2]	1,200	551
SLM Corp., Series A, 8.45% 2018	2,500	1,352
MetLife Capital Trust X 9.25% 2068[1,2]	3,000	1,683
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,2]	545	208
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	2,955	1,450
E*TRADE Financial Corp. 8.00% 2011	1,575	677
E*TRADE Financial Corp. 7.375% 2013	150	56
E*TRADE Financial Corp. 7.875% 2015	2,335	870
Westfield Group 5.40% 2012[1]	25	21
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[1]	245	190
Westfield Group 5.70% 2016[1]	30	22
Westfield Group 7.125% 2018[1]	1,700	1,330
Korea Development Bank 8.00% 2014	1,500	1,546
Simon Property Group, LP 10.35% 2019	1,500	1,460
Rouse Co. 3.625% 2009[9]	615	178
Rouse Co. 7.20% 2012[9]	1,495	434
Rouse Co. 5.375% 2013	1,250	362
Rouse Co. 6.75% 2013[1]	1,575	457
JPMorgan Chase Bank NA 6.00% 2017	1,500	1,408
ProLogis 5.625% 2016	930	465
ProLogis 6.625% 2018	1,570	797
TuranAlem Finance BV 7.75% 2013[1,7]	1,585	365
TuranAlem Finance BV 8.50% 2015	300	73
TuranAlem Finance BV 8.50% 2015[1]	260	64
TuranAlem Finance BV 8.25% 2037[1]	3,610	758
HSBK (Europe) BV 7.75% 2013[1]	270	146
HSBK (Europe) BV 7.25% 2017[1]	1,985	963
Lazard Group LLC 7.125% 2015	1,165	969
iStar Financial, Inc. 6.00% 2010	1,055	591
iStar Financial, Inc. 6.50% 2013	1,070	311
Host Marriott, LP, Series M, 7.00% 2012	1,025	871
Northern Rock PLC 5.60% (undated)[1,2]	600	116
Northern Rock PLC 6.594% (undated)[1,2]	3,050	587
Catlin Insurance Ltd. 7.249% (undated)[1,2]	2,500	678
International Lease Finance Corp., Series R, 5.65% 2014	1,300	678
UnumProvident Finance Co. PLC 6.85% 2015[1]	800	635
Schwab Capital Trust I 7.50% 2037[2]	1,000	632
Morgan Stanley 10.09% 2017	BRL2,000	550
HBOS PLC 6.75% 2018[1]	$700	541
Kazkommerts International BV 8.50% 2013	500	245
Hospitality Properties Trust 5.125% 2015	155	80
Hospitality Properties Trust 5.625% 2017	255	123
Downey Financial Corp. 6.50% 2014[7,9]	1,130	1
		71,656

UTILITIES — 5.67%
Edison Mission Energy 7.50% 2013	6,500	5,167
Edison Mission Energy 7.75% 2016	2,200	1,683
Midwest Generation, LLC, Series B, 8.56% 2016[3]	3,777	3,504
Edison Mission Energy 7.00% 2017	7,525	5,531
Edison Mission Energy 7.20% 2019	5,725	4,007
Edison Mission Energy 7.625% 2027	5,925	3,585
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.033% 2014[2,3,4]	2,123	1,408
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	8,665	4,376
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	7,665	3,871
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[2,5]	2,250	866
AES Corp. 9.50% 2009	357	358
AES Corp. 9.375% 2010	1,497	1,482
AES Corp. 8.75% 2013[1]	5,311	5,258
AES Gener SA 7.50% 2014	500	515
AES Corp. 7.75% 2015	500	439
AES Red Oak, LLC, Series A, 8.54% 2019[3]	406	371
AES Corp. 8.00% 2020[1]	1,000	815
Intergen Power 9.00% 2017[1]	9,775	8,895
NRG Energy, Inc. 7.25% 2014	1,900	1,791
NRG Energy, Inc. 7.375% 2016	4,775	4,453
E.ON International Finance BV 5.80% 2018[1]	2,540	2,503
Cilcorp Inc. 8.70% 2009	2,000	2,125
ISA Capital do Brasil SA 7.875% 2012[1]	1,250	1,200
ISA Capital do Brasil SA 8.80% 2017[1]	700	630
Sierra Pacific Resources 8.625% 2014	875	829
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	261
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	470
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	1,000	1,159
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	1,115	984
		68,536

HEALTH CARE — 4.86%
HealthSouth Corp., Term Loan B, 3.05% 2013[2,3,4]	3,894	3,448
HealthSouth Corp. 8.323% 2014[2]	1,640	1,419
HealthSouth Corp. 10.75% 2016	6,380	6,284
HCA Inc., Term Loan B, 3.47% 2013[2,3,4]	7,369	6,266
HCA Inc. 9.125% 2014	2,145	2,022
HCA Inc. 9.25% 2016	265	242
HCA Inc. 10.375% 2016[2,5]	2,265	1,812
Tenet Healthcare Corp. 7.375% 2013	2,750	2,200
Tenet Healthcare Corp. 9.875% 2014	5,100	4,003
Tenet Healthcare Corp. 9.00% 2015[1]	375	364
Tenet Healthcare Corp. 9.25% 2015	1,355	1,050
Tenet Healthcare Corp. 10.00% 2018[1]	885	861
Bausch & Lomb Inc. 9.875% 2015[1]	9,780	7,824
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	1,500	1,268
Elan Finance PLC and Elan Finance Corp. 5.386% 2013[2]	4,520	3,164
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	2,700	2,173
VWR Funding, Inc. 10.25% 2015[2,5]	6,210	4,254
Mylan Inc., Term Loan B, 4.50% 2014[2,3,4]	2,299	2,143
Surgical Care Affiliates, Inc. 9.625% 2015[1,2,5]	1,950	1,141
Surgical Care Affiliates, Inc. 10.00% 2017[1]	1,825	940
Warner Chilcott Corp. 8.75% 2015	1,463	1,412
PTS Acquisition Corp. 9.50% 2015[2,5]	5,345	1,309
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,485	1,299
Viant Holdings Inc. 10.125% 2017[1]	1,842	912
Symbion Inc. 11.75% 2015[2,5]	1,499	600
Boston Scientific Corp. 7.00% 2035	400	342
		58,752

ENERGY — 3.95%
Williams Companies, Inc. 3.435% 2010[1,2]	1,500	1,405
Williams Companies, Inc. 6.375% 2010[1]	1,000	984
Williams Companies, Inc. 8.125% 2012	1,900	1,938
Williams Companies, Inc. 7.875% 2021	250	232
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	924
Williams Companies, Inc. 8.75% 2032	3,300	3,002
Petroplus Finance Ltd. 6.75% 2014[1]	5,400	4,023
Petroplus Finance Ltd. 7.00% 2017[1]	5,900	4,278
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	3,825	3,617
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,525	2,149
Petroleos Mexicanos 8.00% 2019[1]	5,000	4,906
Enterprise Products Operating LP 7.034% 2068[2]	7,315	4,578
Forest Oil Corp. 8.50% 2014[1]	2,500	2,331
Forest Oil Corp. 7.25% 2019	2,500	1,988
Drummond Co., Inc. 7.375% 2016[1]	5,070	3,321
Gaz Capital SA 7.288% 2037[1]	4,000	2,600
TEPPCO Partners LP 7.00% 2067[2]	3,805	2,181
Enbridge Inc. 5.60% 2017	1,875	1,583
Premcor Refining Group Inc. 6.75% 2011	1,150	1,162
Newfield Exploration Co. 7.625% 2011	250	248
TransCanada PipeLines Ltd. 6.35% 2067[2]	370	211
		47,661

INFORMATION TECHNOLOGY — 3.82%
SunGard Data Systems Inc. 9.125% 2013	7,660	6,703
First Data Corp., Term Loan B2, 3.272% 2014[2,3,4]	7,880	5,340
First Data Corp. 9.875% 2015[1]	2,100	1,239
Hughes Communications, Inc. 9.50% 2014	6,150	5,535
NXP BV and NXP Funding LLC 3.844% 2013[2]	3,225	556
NXP BV and NXP Funding LLC 5.362% 2013[2]	€1,050	230
NXP BV and NXP Funding LLC 7.875% 2014	$9,180	2,180
NXP BV and NXP Funding LLC 8.625% 2015	€3,250	410
NXP BV and NXP Funding LLC 9.50% 2015	$12,145	1,366
Sanmina-SCI Corp. 6.75% 2013	3,950	1,560
Sanmina-SCI Corp. 4.07% 2014[1,2]	1,000	555
Sanmina-SCI Corp. 8.125% 2016	5,400	1,917
Serena Software, Inc. 10.375% 2016	5,975	3,585
Freescale Semiconductor, Inc., Term Loan B, 2.247% 2013[2,3,4]	1,293	542
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014[3,4]	4,758	2,552
Freescale Semiconductor, Inc. 10.125% 2016	238	44
Ceridian Corp. 11.25% 2015	6,400	2,720
Jabil Circuit, Inc. 5.875% 2010	875	840
Jabil Circuit, Inc. 8.25% 2018	2,270	1,703
Celestica Inc. 7.875% 2011	2,275	2,229
Celestica Inc. 7.625% 2013	275	242
Xerox Corp. 7.125% 2010	1,250	1,276
Xerox Corp. 7.625% 2013	1,000	893
Sensata Technologies BV 8.00% 2014[2]	2,695	822
Electronic Data Systems Corp., Series B, 6.00% 2013[2]	1,000	1,060
		46,099

CONSUMER STAPLES — 3.69%
Stater Bros. Holdings Inc. 8.125% 2012	5,175	5,123
Stater Bros. Holdings Inc. 7.75% 2015	5,800	5,597
Altria Group, Inc. 9.70% 2018	1,500	1,635
Altria Group, Inc. 9.25% 2019	2,000	2,142
Altria Group, Inc. 10.20% 2039	3,000	3,072
Constellation Brands, Inc. 8.375% 2014	1,250	1,263
Constellation Brands, Inc. 7.25% 2017	4,770	4,555
SUPERVALU INC., Term Loan B, 1.768% 2012[2,3,4]	894	797
SUPERVALU INC. 7.50% 2012	340	336
Albertson’s, Inc. 7.25% 2013	460	449
Albertson’s, Inc. 8.00% 2031	3,575	2,940
Tyson Foods, Inc. 10.50% 2014[1]	3,775	3,869
Dole Food Co., Inc. 7.25% 2010	600	555
Dole Food Co., Inc. 8.875% 2011	3,258	2,794
Vitamin Shoppe Industries Inc. 8.738% 2012[2]	3,030	2,276
Smithfield Foods, Inc. 7.75% 2017	3,525	2,203
Cott Beverages Inc. 8.00% 2011	2,550	1,454
H.J. Heinz Co. 15.59% 2011[1,2]	1,200	1,361
Duane Reade Inc. 5.82% 2010[2]	750	604
Duane Reade Inc. 9.75% 2011	1,015	584
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,245	691
JBS SA 10.50% 2016	500	331
		44,631

MATERIALS — 2.31%
Nalco Co. 7.75% 2011	2,840	2,812
Nalco Co. 8.875% 2013	500	482
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	1,900	1,720
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,780	1,706
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,240	2,097
Plastipak Holdings, Inc. 8.50% 2015[1]	4,235	2,986
Rockwood Specialties Group, Inc. 7.50% 2014	2,020	1,717
Rockwood Specialties Group, Inc. 7.625% 2014	€750	776
International Paper Co. 7.95% 2018	$3,025	2,309
Georgia Gulf Corp. 9.50% 2014	7,885	1,360
FMG Finance Pty Ltd. 10.625% 2016[1]	1,500	1,267
Graphic Packaging International, Inc. 8.50% 2011	1,325	1,153
Vale Overseas Ltd. 6.25% 2017	1,000	991
Associated Materials Inc. 9.75% 2012	800	636
AMH Holdings, Inc. 11.25% 2014	1,000	305
Allegheny Technologies, Inc. 8.375% 2011	750	731
Metals USA Holdings Corp. 8.209% 2012[2,5]	1,592	382
Metals USA, Inc. 11.125% 2015	500	302
JSG Funding PLC 7.75% 2015	1,000	592
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	1,207	501
Georgia-Pacific Corp., First Lien Term Loan B, 3.293% 2012[2,3,4]	519	462
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	458
AEP Industries Inc. 7.875% 2013	$765	448
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	1,125	395
Algoma Steel Inc., Term Loan B, 3.02% 2013[2,3,4,7]	703	380
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[9]	305	40
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[9]	1,405	172
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[9]	1,340	167
Domtar Corp. 7.125% 2015	460	310
Momentive Performance Materials Inc. 9.75% 2014	500	150
MacDermid 9.50% 2017[1]	370	129
		27,936

MORTGAGE-BACKED OBLIGATIONS[3] — 1.71%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1]	1,750	1,374
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1]	6,050	4,659
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1]	5,970	5,463
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1]	4,600	3,864
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1]	700	574
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1]	235	204
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1]	2,235	1,922
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1]	1,235	1,062
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1]	1,235	1,062
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.872% 2037[2]	1,301	495
		20,679

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.42%
Panama (Republic of) Global 7.125% 2026	310	295
Panama (Republic of) Global 9.375% 2029	130	143
Panama (Republic of) Global 6.70% 2036[3]	1,522	1,343
Brazilian Treasury Bill 6.00% 2045[7,10]	BRL3,561	1,358
Colombia (Republic of) Global 10.75% 2013	$500	594
Colombia (Republic of) Global 12.00% 2015	COP780,000	344
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP2,625	465
Egypt (Arab Republic of) 11.50% 2011	125	23
Argentina (Republic of) 5.83% 2033[3,5,7,10]	ARS4,417	235
Argentina (Republic of) GDP-Linked 2035	5,935	63
Turkey (Republic of) 12.375% 2009	$250	254
		5,117

BONDS & NOTES OF U.S. GOVERNMENT — 0.22%
U.S. Treasury 6.00% 2026	2,000	2,637

Total bonds, notes & other debt instruments (cost: $1,126,362,000)		779,677

	Principal amount	Value
Convertible securities — 0.37%	(000)	(000)

CONSUMER DISCRETIONARY — 0.07%
Beazer Homes USA, Inc. 4.625% convertible notes 2024	$3,360,000	$840

MISCELLANEOUS — 0.30%
Other convertible securities in initial period of acquisition		3,687

Total convertible securities (cost: $7,533,000)		4,527

Preferred stocks — 1.01%	Shares

FINANCIALS — 1.01%
JPMorgan Chase & Co., Series I, 7.90%[2]	4,985,000	3,210
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	160,000	3,050
Bank of America Corp., Series K, 8.00% noncumulative[2]	4,325,000	1,734
Bank of America Corp., Series M, 8.125% noncumulative[2]	2,780,000	1,144
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	4,200,000	935
SMFG Preferred Capital USD 3 Ltd. 9.50%[1,2]	395,000	320
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	500,000	308
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,2]	954,000	566
ILFC E-Capital Trust II 6.25%[1,2]	2,000,000	321
PNC Preferred Funding Trust I 6.517%[1,2]	1,000,000	310
General Motors Corp. 9.00%[1]	1,158	231
Fannie Mae, Series O, 7.00%[1,2]	86,522	82
Freddie Mac, Series Z, 8.375%	60,000	33
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1,11]	246,000	2

Total preferred stocks (cost: $27,599,000)		12,246

Common stocks — 1.02%

INDUSTRIALS — 0.83%
DigitalGlobe Inc.[7,8,11]	3,677,578	9,194
Delta Air Lines, Inc.[11]	152,990	862
		10,056

CONSUMER DISCRETIONARY — 0.09%
Ford Motor Co.[11]	342,877	902
Time Warner Cable Inc.[11]	5,764	143
Adelphia Recovery Trust, Series Arahova[7,11]	388,601	35
Adelphia Recovery Trust, Series ACC-6B7,11	1,000,000	6
Adelphia Recovery Trust, Series ACC-1[11]	449,306	3
Radio One, Inc., Class D, nonvoting[11]	34,000	15
Radio One, Inc., Class A11	17,000	9
ACME Communications, Inc.[11]	13,100	3
Mobile Travel Guide, Inc.[7,8,11]	7,285	1
American Media Operations, Inc.[1,7,11]	84,516	1
		1,118

TELECOMMUNICATION SERVICES — 0.07%
Sprint Nextel Corp., Series 1[11]	127,382	455
Embarq Corp.	6,369	241
American Tower Corp., Class A11	3,522	107
XO Holdings, Inc.[11]	651	—
		803

INFORMATION TECHNOLOGY — 0.03%
ZiLOG, Inc.[11]	153,000	359
HSW International, Inc.[7,8,11]	22,356	3
		362

HEALTH CARE — 0.00%
Clarent Hospital Corp.[7,11]	80,522	4

Total common stocks (cost: $15,293,000)		12,343

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	1,305	—
XO Holdings, Inc., Series B, warrants, expire 2010[7,11]	978	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	978	—
GT Group Telecom Inc., warrants, expire 2010[1,7,11]	4,000	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[1,7,11]	691	—

Total rights & warrants (cost: $208,000)		—

	Principal amount
Short-term securities — 31.45%	(000)

Federal Home Loan Bank 0.10%–0.35% due 4/13–8/26/2009	$51,500	51,458
U.S. Treasury Bills 0.185%–0.235% due 4/30–5/21/2009	45,600	45,593
Freddie Mac 0.21%–0.77% due 4/13–6/23/2009	41,309	41,295
Fannie Mae 0.43% due 5/20/2009	35,700	35,683
Paccar Financial Corp. 0.26% due 4/6/2009	20,700	20,697
NetJets Inc. 0.25% due 4/17/2009[1]	20,000	19,998
Wells Fargo & Co. 0.25% due 4/23/2009	19,900	19,897
Procter & Gamble International Funding S.C.A. 0.45% due 4/2/2009[1]	19,600	19,599
General Electric Capital Corp. 0.08% due 4/1/2009	18,100	18,100
Coca-Cola Co. 0.35% due 5/4/2009[1]	17,800	17,792
Bank of America Corp., FDIC insured, 0.33% due 5/6/2009	17,700	17,694
Merck & Co. Inc. 0.30% due 4/17/2009	15,600	15,596
Lowe’s Cos. Inc. 0.18% due 4/2/2009	15,200	15,200
General Dynamics Corp. 0.23% due 4/2/2009[1]	14,200	14,200
Medtronic Inc. 0.35% due 4/3/2009[1]	11,900	11,900
Abbott Laboratories 0.30% due 4/14/2009[1]	11,500	11,499
IBM Corp. 0.22% due 5/18/2009[1]	3,700	3,699

Total short-term securities (cost: $379,918,000)		379,900

Total investment securities (cost: $1,556,913,000)		1,188,693
Other assets less liabilities		19,429

Net assets		$1,208,122

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $264,040,000, which represented 21.86% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,883,000, which represented 5.04% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $20,927,000, which represented 1.73% of the net assets of the fund.

[8]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,000	$9,194	.76%
Gray Television Inc., Series D, 15.00% (undated)	6/26/2008–7/15/2008	5,225	677	.06
HSW International, Inc.	12/17/2007	69	3	—
Mobile Travel Guide, Inc.	12/17/2007	2	1	—

Total restricted securities		$8,296	$9,875	.82%

[9]	Scheduled interest and/or principal payment was not received.
[10]	Index-linked bond whose principal amount moves with a government retail price index.
[11]	Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
€ = Euros
£ = British pounds

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

	Investment securities	Forward currency contracts

Level 1 — Quoted prices	$3,099
Level 2 — Other significant observable inputs	1,174,544	$(36	)*
Level 3 — Significant unobservable inputs	11,050
Total	$1,188,693

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$26,064
Net purchases	1,501
Net unrealized depreciation	(508)
Net transfers out of Level 3	(16,007)
Ending value at 3/31/2009	$11,050

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(508)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,130
Gross unrealized depreciation on investment securities	(383,972)
Net unrealized depreciation on investment securities	(369,842)
Cost of investment securities for federal income tax purposes	1,558,535

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

March 31, 2009
unaudited
Bonds, notes & other debt instruments — 97.46%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 55.76%
Federal agency mortgage-backed obligations[1] — 53.61%
Fannie Mae 12.00% 2015	$43	$48
Fannie Mae 5.50% 2017	1,826	1,919
Fannie Mae 9.00% 2018	17	18
Fannie Mae 10.00% 2018	72	81
Fannie Mae 4.50% 2020	6,630	6,875
Fannie Mae 4.50% 2020	2,507	2,599
Fannie Mae 6.00% 2021	3,259	3,420
Fannie Mae 6.00% 2021	256	269
Fannie Mae 6.00% 2021	89	94
Fannie Mae 5.00% 2023	9,641	10,013
Fannie Mae 5.50% 2023	9,129	9,533
Fannie Mae 4.00% 2024[2]	11,000	11,175
Fannie Mae 4.00% 2024	10,000	10,169
Fannie Mae 4.00% 2024	9,000	9,165
Fannie Mae 4.00% 2024[2]	6,000	6,096
Fannie Mae 4.50% 2024[2]	38,320	39,116
Fannie Mae 4.50% 2024[2]	19,000	19,395
Fannie Mae 6.00% 2027	5,970	6,262
Fannie Mae 6.50% 2027	2,247	2,371
Fannie Mae 8.50% 2027	71	77
Fannie Mae 8.50% 2027	52	57
Fannie Mae 5.00% 2028	4,674	4,838
Fannie Mae 6.50% 2028	4,741	5,002
Fannie Mae 7.50% 2029	21	23
Fannie Mae 7.50% 2031	156	167
Fannie Mae 7.50% 2031	55	59
Fannie Mae 7.50% 2031	20	21
Fannie Mae 7.50% 2031	9	10
Fannie Mae 5.50% 2033	13,755	14,349
Fannie Mae 5.50% 2033	3,215	3,354
Fannie Mae 6.50% 2034	7,990	8,470
Fannie Mae 4.459% 2035[3]	1,618	1,652
Fannie Mae 4.50% 2035	9,909	10,137
Fannie Mae 5.00% 2035	2,745	2,837
Fannie Mae 5.50% 2035	10,616	11,056
Fannie Mae 5.50% 2035	1,527	1,592
Fannie Mae 6.50% 2035	970	1,033
Fannie Mae 5.00% 2036	2,696	2,786
Fannie Mae 5.50% 2036	3,166	3,302
Fannie Mae 5.512% 2036[3]	2,427	2,527
Fannie Mae 6.00% 2036	1,713	1,793
Fannie Mae 6.50% 2036	3,336	3,507
Fannie Mae 5.00% 2037	4,666	4,821
Fannie Mae 5.362% 2037[3]	3,601	3,731
Fannie Mae 5.50% 2037	2,410	2,487
Fannie Mae 5.50% 2037	1,675	1,729
Fannie Mae 5.625% 2037[3]	1,120	1,162
Fannie Mae 5.845% 2037[3]	1,689	1,754
Fannie Mae 6.00% 2037	2,401	2,511
Fannie Mae 6.00% 2037[2]	1,348	1,397
Fannie Mae 6.00% 2037	1,050	1,099
Fannie Mae 6.012% 2037[3]	1,058	1,097
Fannie Mae 6.323% 2037[3]	4,080	4,227
Fannie Mae 6.50% 2037	11,518	12,152
Fannie Mae 6.50% 2037	5,990	6,318
Fannie Mae 6.50% 2037	4,850	5,099
Fannie Mae 6.50% 2037	4,388	4,613
Fannie Mae 6.50% 2037	4,117	4,343
Fannie Mae 6.50% 2037	2,630	2,775
Fannie Mae 6.50% 2037	2,385	2,533
Fannie Mae 6.50% 2037	1,606	1,688
Fannie Mae 7.00% 2037	6,660	7,063
Fannie Mae 7.00% 2037	3,918	4,155
Fannie Mae 7.00% 2037	1,610	1,708
Fannie Mae 7.00% 2037[2]	1,353	1,426
Fannie Mae 7.00% 2037	1,340	1,421
Fannie Mae 7.00% 2037	1,194	1,274
Fannie Mae 4.436% 2038[3]	1,630	1,678
Fannie Mae 4.539% 2038[3]	628	647
Fannie Mae 5.00% 2038	9,610	9,928
Fannie Mae 5.00% 2038	4,597	4,749
Fannie Mae 5.209% 2038[3]	2,646	2,738
Fannie Mae 5.45% 2038[3]	4,492	4,656
Fannie Mae 5.50% 2038	4,822	5,021
Fannie Mae 6.00% 2038	9,114	9,566
Fannie Mae 6.00% 2038	2,886	3,005
Fannie Mae 6.50% 2038	9,486	10,025
Fannie Mae 6.50% 2038	8,092	8,537
Fannie Mae 6.50% 2038	4,930	5,201
Fannie Mae 6.50% 2038	4,026	4,248
Fannie Mae 6.50% 2038	3,985	4,212
Fannie Mae 6.50% 2039	11,000	11,584
Fannie Mae 6.499% 2047[3]	4,813	5,018
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	7,120
Fannie Mae, Series 2001-4, Class GB, 10.201% 2018[3]	294	333
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,374	1,413
Fannie Mae, Series 2001-4, Class GA, 10.132% 2025[3]	103	117
Fannie Mae, Series 2001-4, Class NA, 11.855% 2025[3]	245	274
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	378	406
Fannie Mae, Series 2001-20, Class C, 12.026% 2031[3]	155	178
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,391	1,415
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,545	1,321
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	1,124	975
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,021	4,168
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,735	1,810
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,694	1,769
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[3]	390	417
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	380	407
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	364	380
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	474	509
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	65	69
Freddie Mac 7.00% 2015	34	35
Freddie Mac 8.50% 2018	—	—
Freddie Mac 11.00% 2018	23	26
Freddie Mac 4.50% 2019	5,220	5,409
Freddie Mac 4.50% 2023	9,811	10,107
Freddie Mac 5.00% 2023	5,667	5,885
Freddie Mac 5.00% 2023	3,712	3,854
Freddie Mac 5.00% 2023	674	700
Freddie Mac 5.00% 2023	585	608
Freddie Mac 5.00% 2023	294	305
Freddie Mac 5.50% 2023	27,483	28,716
Freddie Mac 5.50% 2023	4,285	4,476
Freddie Mac 6.00% 2023	5,838	6,129
Freddie Mac 4.00% 2024	34,620	35,053
Freddie Mac 4.50% 2024	4,810	4,956
Freddie Mac 6.00% 2026	5,467	5,735
Freddie Mac 6.00% 2027	10,833	11,363
Freddie Mac 9.00% 2030	157	172
Freddie Mac 4.635% 2035[3]	2,794	2,861
Freddie Mac 5.872% 2036[3]	13,522	14,081
Freddie Mac 6.00% 2036	4,203	4,415
Freddie Mac 6.00% 2036	2,430	2,545
Freddie Mac 4.762% 2037[3]	1,098	1,131
Freddie Mac 5.453% 2037[3]	2,506	2,591
Freddie Mac 5.50% 2037	4,337	4,506
Freddie Mac 5.50% 2037	2,682	2,787
Freddie Mac 5.683% 2037[3]	1,602	1,653
Freddie Mac 5.977% 2037[3]	1,056	1,092
Freddie Mac 6.00% 2037	3,981	4,197
Freddie Mac 6.00% 2037	2,956	3,116
Freddie Mac 6.00% 2037	2,619	2,747
Freddie Mac 6.00% 2037	2,533	2,656
Freddie Mac 6.00% 2037	2,456	2,589
Freddie Mac 6.00% 2037	1,684	1,775
Freddie Mac 6.06% 2037[3]	834	863
Freddie Mac 6.273% 2037[3]	1,717	1,774
Freddie Mac 6.332% 2037[3]	1,213	1,254
Freddie Mac 6.50% 2037	7,362	7,774
Freddie Mac 6.50% 2037	3,054	3,225
Freddie Mac 4.654% 2038[3]	1,882	1,936
Freddie Mac 4.817% 2038[3]	4,958	5,102
Freddie Mac 4.977% 2038[3]	476	492
Freddie Mac 5.00% 2038	13,397	13,829
Freddie Mac 5.00% 2038	4,705	4,857
Freddie Mac 5.00% 2038	2,976	3,072
Freddie Mac 5.50% 2038	6,299	6,545
Freddie Mac 5.50% 2038	4,909	5,117
Freddie Mac 5.50% 2038	4,862	5,060
Freddie Mac 5.50% 2038	4,641	4,821
Freddie Mac 5.50% 2038	3,312	3,447
Freddie Mac 5.50% 2038	2,843	2,954
Freddie Mac 5.50% 2038	2,787	2,896
Freddie Mac 5.50% 2038	2,763	2,870
Freddie Mac 5.532% 2038[3]	1,798	1,858
Freddie Mac 6.00% 2038	19,215	20,155
Freddie Mac 6.00% 2038	11,793	12,389
Freddie Mac 6.50% 2038	15,276	16,131
Freddie Mac 6.50% 2038	7,880	8,321
Freddie Mac 6.50% 2038	7,772	8,207
Freddie Mac 6.50% 2038	7,666	8,095
Freddie Mac 6.50% 2038	5,338	5,637
Freddie Mac 6.50% 2038	1,314	1,388
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,429	1,521
Freddie Mac, Series 1567, Class A, 0.963% 2023[3]	319	308
Freddie Mac, Series 3061, Class PN, 5.50% 2035	524	549
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,629	1,348
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,567	1,290
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,684	1,752
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,590	1,673
Freddie Mac, Series 3312, Class PA, 5.50% 2037	7,053	7,296
Government National Mortgage Assn. 9.50% 2009	11	11
Government National Mortgage Assn. 9.50% 2020	53	60
Government National Mortgage Assn. 8.50% 2021	78	86
Government National Mortgage Assn. 8.50% 2023	125	138
Government National Mortgage Assn. 6.00% 2037	3,587	3,752
Government National Mortgage Assn. 5.00% 2038	33,330	34,559
Government National Mortgage Assn. 5.50% 2038	20,390	21,243
Government National Mortgage Assn. 5.50% 2038	9,476	9,873
Government National Mortgage Assn. 5.50% 2038	8,591	8,963
Government National Mortgage Assn. 5.50% 2038	7,293	7,608
Government National Mortgage Assn. 5.50% 2038	5,047	5,258
Government National Mortgage Assn. 5.50% 2038	3,838	4,004
Government National Mortgage Assn. 5.50% 2038	806	840
Government National Mortgage Assn. 6.00% 2038	35,889	37,513
Government National Mortgage Assn. 6.00% 2038	23,067	24,130
Government National Mortgage Assn. 6.00% 2038	21,800	22,805
Government National Mortgage Assn. 6.00% 2038	6,708	7,028
Government National Mortgage Assn. 6.00% 2038	6,199	6,431
Government National Mortgage Assn. 6.00% 2038	4,770	4,997
Government National Mortgage Assn. 6.50% 2038	19,120	20,081
Government National Mortgage Assn. 6.50% 2038	10,289	10,818
Government National Mortgage Assn. 6.50% 2038	8,974	9,424
Government National Mortgage Assn. 6.50% 2038	8,826	9,269
Government National Mortgage Assn. 6.50% 2038	8,737	9,175
Government National Mortgage Assn. 6.50% 2039	9,733	10,222
Government National Mortgage Assn. 6.172% 2058[2]	318	325
Government National Mortgage Assn. 6.22% 2058[2]	3,602	3,670
Government National Mortgage Assn., Series 2003, 6.116% 2058[2]	1,666	1,698
		1,041,802

Commercial mortgage-backed securities[1] — 1.73%
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[3]	5,000	3,646
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[3]	1,000	892
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	4,500	3,892
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	993	991
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[3]	1,000	845
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.552% 2039[3]	500	426
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[3]	1,000	808
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[3]	565	275
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 4.909% 2041[3,4]	2,644	2,170
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[3]	500	390
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	778
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	634	585
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	494	451
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	556	552
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[3]	1,000	718
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[3]	1,500	949
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,341	2,315
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,108
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[4]	1,650	1,559
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,187	1,184
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	500	335
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,434	1,436
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	174	174
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	472	478
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	329	328
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	1,000	955
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[3]	500	366
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.335% 2044[3]	600	483
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	1,100	826
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,000	824
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[3]	1,000	605
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[4]	600	564
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	245	244
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.266% 2044[3]	500	224
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	125	126
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	107	107
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	69	68
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	18	18
		33,695

Collateralized mortgage-backed obligations (privately originated)[1] — 0.42%
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	652	355
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.918% 2047[3]	2,485	1,070
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,466	1,258
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.454% 2027[3,4]	395	288
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.608% 2027[3,4]	630	550
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.743% 2028[3,4]	323	342
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	98	90
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	2,470	977
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3]	2,000	981
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[3]	1,854	850
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.519% 2040[3,4]	1,013	654
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	531	402
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	627	364
		8,181

Total mortgage-backed obligations		1,083,678

U.S. TREASURY BONDS & NOTES — 29.47%
U.S. Treasury 1.25% 2010	5,000	5,041
U.S. Treasury 2.00% 2010	5,000	5,101
U.S. Treasury 0.875% 2011	5,000	5,011
U.S. Treasury 1.125% 2011	43,750	43,869
U.S. Treasury 1.375% 2012	2,000	2,014
U.S. Treasury 2.00% 2013[2,5]	3,448	3,544
U.S. Treasury 3.125% 2013	51,175	54,801
U.S. Treasury 3.375% 2013	24,000	25,970
U.S. Treasury 3.625% 2013	10,000	10,889
U.S. Treasury 2.00% 2014[2,5]	5,600	5,799
U.S. Treasury 2.00% 2014[2,5]	5,998	6,197
U.S. Treasury 2.00% 2015[2,5]	2,171	2,230
U.S. Treasury 4.25% 2015	25,250	28,781
U.S. Treasury 9.875% 2015	3,000	4,398
U.S. Treasury 11.25% 2015	10,000	15,107
U.S. Treasury 2.625% 2016	5,000	5,129
U.S. Treasury 5.125% 2016	32,225	38,451
U.S. Treasury 7.25% 2016	14,750	19,467
U.S. Treasury 7.50% 2016	14,500	19,495
U.S. Treasury 4.625% 2017	29,750	34,575
U.S. Treasury 8.875% 2017	28,190	41,186
U.S. Treasury 3.50% 2018	16,750	17,980
U.S. Treasury 3.75% 2018	4,450	4,853
U.S. Treasury 4.00% 2018	5,000	5,558
U.S. Treasury 2.75% 2019	2,000	2,011
U.S. Treasury 8.125% 2019	39,165	56,871
U.S. Treasury 8.50% 2020	11,350	16,965
U.S. Treasury 7.875% 2021	11,000	15,984
U.S. Treasury 8.125% 2021	8,000	11,880
U.S. Treasury 7.125% 2023	11,500	16,201
U.S. Treasury 5.25% 2028	5,000	6,155
U.S. Treasury 6.25% 2030	5,000	6,950
U.S. Treasury 4.50% 2036	26,600	30,673
U.S. Treasury Principal Strip 0% 2019	5,000	3,664
		572,800

FEDERAL AGENCY BONDS & NOTES — 9.61%
Federal Home Loan Bank 2.50% 2009	1,000	1,007
Federal Home Loan Bank 2.56% 2009	3,000	3,018
Federal Home Loan Bank 3.375% 2010	3,000	3,100
Federal Home Loan Bank 2.25% 2012	9,500	9,583
Federal Home Loan Bank 3.625% 2013	17,250	18,010
Federal Home Loan Bank 5.375% 2016	13,250	15,034
Federal Home Loan Bank 5.375% 2016	2,025	2,249
Federal Home Loan Bank 5.00% 2017	1,000	1,080
Federal Home Loan Bank 4.75% 2018	2,325	2,460
Fannie Mae 1.75% 2011	5,000	5,030
Fannie Mae 3.625% 2011	5,000	5,247
Fannie Mae 6.125% 2012	3,000	3,378
Fannie Mae 3.625% 2013	4,250	4,506
Fannie Mae 2.75% 2014	7,500	7,566
Fannie Mae 5.375% 2017	12,330	13,996
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	4,750	4,892
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,000	5,041
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	3,750	3,783
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	2,500	2,510
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	6,750	6,843
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	2,750	2,847
Freddie Mac 2.875% 2010	3,000	3,081
Freddie Mac 5.50% 2016	5,000	5,731
Freddie Mac 3.75% 2019	1,500	1,517
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	4,009	4,238
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	686	727
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	521	557
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	1,430	1,552
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	2,115	2,225
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	2,750	2,845
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	6,000	5,916
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,000	6,175
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	5,750	5,975
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	2,000	2,124
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	2,000	2,124
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,250	1,383
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	5,500	5,562
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,100	4,185
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	1,076
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,295
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	3,000	3,027
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	2,750	2,866
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	407	422
		186,783

ASSET-BACKED OBLIGATIONS[1] — 2.48%
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	1,015
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,695	5,919
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	6,125	5,070
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[4]	1,000	739
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	4,422
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	2,000	2,106
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	932	943
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	250	249
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	2,824	2,688
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	2,342	2,359
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,022	2,052
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,903
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[2,4]	2,650	1,868
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	1,765	1,751
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	2,000	1,748
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	1,500	1,512
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	1,450	1,447
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	1,500	1,370
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,4]	2,073	1,351
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,349
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	1,258	1,288
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	1,500	1,135
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	1,000	1,018
Discover Card Execution Note Trust, Series 2008-2, Class A, 1.556% 2012[3]	1,000	974
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	1,000	833
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	449	427
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[3]	429	319
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[3]	1,500	178
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[3]	93	91
		48,124

INDUSTRIALS — 0.13%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	1,777	1,695
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	887	885
		2,580

ENERGY — 0.01%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,4]	139	126

Total bonds, notes & other debt instruments (cost: $1,842,936,000)		1,894,091

	Principal amount	Value
Short-term securities — 6.36%	(000)	(000)

Procter & Gamble International Funding S.C.A. 0.21%–0.42% due 4/17–6/15/2009[4]	$26,700	$26,692
Lowe’s Cos. Inc. 0.20% due 4/1/2009	20,200	20,200
Hewlett-Packard Co. 0.30% due 4/22/2009[4]	20,000	19,993
Coca-Cola Co. 0.25%–0.35% due 4/1–5/4/2009[4]	17,400	17,395
Wells Fargo & Co. 0.25% due 4/16/2009	15,000	14,998
General Dynamics Corp. 0.30% due 4/20/2009[4]	14,200	14,198
General Electric Capital Corp. 0.08% due 4/1/2009	10,000	10,000

Total short-term securities (cost: $123,481,000)		123,476

Total investment securities (cost: $1,966,417,000)		2,017,567
Other assets less liabilities		(74,149)

Net assets		$1,943,418

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $105,287,000, which represented 5.42% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $115,146,000, which represented 5.92% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government retail price index.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	2,008,656
Level 3 — Significant unobservable inputs	8,911
Total	$2,017,567

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$9,588
Net sales	(5)
Net unrealized depreciation	(192)
Net transfers out of Level 3	(480)
Ending value at 3/31/2009	$8,911

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(192)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$69,125
Gross unrealized depreciation on investment securities	(18,238)
Net unrealized appreciation on investment securities	50,887
Cost of investment securities for federal income tax purposes	1,966,680

Cash Management Fund
Investment portfolio

March 31, 2009
unaudited
Short-term securities — 100.04%	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 46.75%
Federal Home Loan Bank 0.15%–0.36% due 4/6–6/23/2009	$204,140	$204,089
Freddie Mac 0.17%–0.35% due 4/3–6/23/2009	201,672	201,607
Fannie Mae 0.18%–0.37% due 4/1–6/23/2009	144,600	144,549
Tennessee Valley Authority 0.23% due 6/11/2009	22,600	22,586
Federal Farm Credit Banks 0.22% due 5/7/2009	15,900	15,897
		588,728

CORPORATE SHORT-TERM NOTES — 27.22%
International Bank for Reconstruction and Development 0.20%–0.25% due 4/6–4/15/2009	52,900	52,891
Bank of America Corp., FDIC insured, 0.32% due 4/14/2009	15,000	14,997
Enterprise Funding Co. LLC 0.60% due 5/1/2009[1]	15,000	14,986
British Columbia (Province of) 0.25%-0.30% due 4/30-5/12/2009	26,300	26,292
Citigroup Funding Inc., FDIC insured, 0.35% due 4/28/2009	25,000	24,993
Caisse d’Amortissement de la Dette Sociale 0.51% due 5/26/2009	25,000	24,980
Total Capital Canada Ltd. 0.32% due 4/8/2009[1]	23,000	22,998
Nestlé Capital Corp. 0.26% due 5/22/2009[1]	20,000	19,988
Abbott Laboratories 0.30% due 4/14/2009[1]	18,500	18,498
Hewlett-Packard Co. 0.35% due 4/3/2009[1]	18,000	17,999
KfW 0.25% due 5/11/2009[1]	15,800	15,796
NetJets Inc. 0.25% due 4/17/2009[1]	15,000	14,998
Barton Capital LLC 0.62% due 4/13/2009[1]	15,000	14,995
Thunder Bay Funding, LLC 0.45% due 4/1/2009[1]	14,600	14,600
General Electric Capital Corp., FDIC insured, 0.35% due 4/21/2009	11,500	11,497
Yale University 0.35% due 4/1/2009	10,000	10,000
United Parcel Service Inc. 0.20% due 4/1/2009[1]	8,800	8,800
Merck & Co. Inc. 0.30% due 4/7/2009	7,100	7,099
IBM Corp. 0.22% due 5/18/2009[1]	6,300	6,298
		342,705

U.S. TREASURIES — 26.07%
U.S. Treasury Bills 0.095%–0.2915% due 4/2–6/11/2009	328,400	328,347

Total investment securities (cost: $1,259,824,000)		1,259,780
Other assets less liabilities		(526)

Net assets		$1,259,254

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $169,956,000, which represented 13.50% of the net assets of the fund.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2009, all of the fund's investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24
Gross unrealized depreciation on investment securities	(68)
Net unrealized depreciation on investment securities	(44)
Cost of investment securities for federal income tax purposes	1,259,824

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

American Funds Insurance Series serves as the underlying investment for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can only be purchased through insurance products. This material is not an offer of the funds.

MFGEFP-995-0509O-S15790

ITEM 2 – Controls and Procedures
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 29, 2009

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: May 29, 2009